UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2017

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (44.1%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
2.52%, 7/1/45	$247	$252
Agency Fixed Rate Mortgages (2.8%)
United States (2.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 – 6/1/45	1,387	1,432
6.50%, 5/1/32 – 7/1/32	56	61
7.50%, 5/1/35	6	7
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 – 5/1/30	343	353
3.50%, 3/1/47	216	223
4.00%, 4/1/45 – 9/1/45	1,454	1,536
4.50%, 3/1/41 – 11/1/44	368	398
5.00%, 1/1/41 – 3/1/41	843	928
6.00%, 1/1/38	7	8
6.50%, 12/1/29	19	21
7.00%, 12/1/17 – 2/1/31	226	249
7.50%, 8/1/37	12	14
July TBA:
3.00%, 7/1/32 (a)	250	257
3.50%, 7/1/47 (a)	1,654	1,699
4.00%, 7/1/47 (a)	1,134	1,192
4.50%, 7/1/47 (a)	500	536
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42	490	519
5.50%, 8/15/39	56	63
		9,496
Asset-Backed Security (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	319	360

Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	77
2.97%, 10/25/21	90	93
IO REMIC
4.89%, 4/15/39 (b)	82	7
		177
Commercial Mortgage-Backed Securities (1.0%)
United States (1.0%)
CGDB Commercial Mortgage Trust,
3.55%, 5/15/30 (b)(c)	100	100
COMM Mortgage Trust,

2.87%, 2/10/48 (c)		450	365
3.28%, 1/10/46		305	311
4.89%, 7/15/47 (b)(c)		152	134
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	107
4.72%, 7/15/47 (b)(c)		745	608
JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)		205	175
4.71%, 9/15/47 (b)(c)		263	220
4.82%, 8/15/47 (b)(c)		361	308
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	266
WF-RBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)		362	293
5.15%, 9/15/46 (b)(c)		375	362
WFCG Commercial Mortgage Trust,
4.27%, 11/15/29 (b)(c)		321	322
			3,571
Corporate Bonds (10.3%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	506
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$170		181
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		350	347
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	304
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	177
			1,515
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	314

Canada (0.2%)
Goldcorp, Inc.,
3.70%, 3/15/23		198	205
Royal Bank of Canada,
2.75%, 2/1/22		625	636
			841
China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22 (d)		200	199
3.25%, 8/6/18		225	228
			427
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		630	690

France (0.9%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	195
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	500	596

BNP Paribas SA,
3.80%, 1/10/24 (c)	$525		548
5.00%, 1/15/21	95		104
BPCE SA,
5.15%, 7/21/24 (c)	450		482
Danone SA,
1.69%, 10/30/19 (c)	475		471
Electricite de France SA,
5.00%, 1/22/26 (b)(e)	EUR	300	367
TOTAL SA,
2.25%, 2/26/21 (b)(e)	200		232
			2,995
Germany (0.5%)
BMW US Capital LLC,
2.15%, 4/6/20 (c)	$525		528
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)	300		297
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	400	545
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)	$250		247
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	131
			1,901
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)	$200		194

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	315		310

Italy (0.1%)
FCA Bank Ireland SpA,
1.38%, 4/17/20	EUR	250	293
Telecom Italia Finance SA,
7.75%, 1/24/33	80		127
			420
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)	$200		200

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	675		700

Netherlands (0.3%)
ABN Amro Bank N.V.,
2.88%, 6/30/25 (b)	EUR	250	302
Cooperatieve Rabobank UA,
3.95%, 11/9/22	$250		262
Series G
3.75%, 11/9/20	EUR	300	380

ING Bank N.V.,
5.80%, 9/25/23 (c)		$240	271
			1,215
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25	600		644
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	383
			1,027
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$525	527

Switzerland (0.5%)
Credit Suisse AG,
0.63%, 11/20/18	EUR	550	634
6.00%, 2/15/18		$90	92
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	325		334
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	500		512
			1,572
United Kingdom (0.9%)
BP Capital Markets PLC,
2.50%, 11/6/22	275		273
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	100		138
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	352
Lloyds Bank PLC,
6.50%, 3/24/20	450		597
Nationwide Building Society,
3.90%, 7/21/25 (c)		$200	209
6.25%, 2/25/20 (c)	300		331
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	200	296
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$550	562
Standard Chartered PLC,
2.10%, 8/19/19 (c)	300		299
			3,057
United States (5.1%)
Abbott Laboratories,
3.40%, 11/30/23	325		333
Air Lease Corp.,
2.13%, 1/15/20	400		398
American Express Credit Corp.,
MTN
2.20%, 3/3/20	375		377
3.30%, 5/3/27	350		350
Amgen, Inc.,
2.65%, 5/11/22	425		427
Apple, Inc.,
2.50%, 2/9/22	500		505
AT&T, Inc.,

4.25%, 3/1/27	150	155
4.50%, 3/9/48	191	179
Bank of America Corp.,
MTN
4.20%, 8/26/24	400	416
5.00%, 1/21/44	250	284
Becton Dickinson and Co.,
2.89%, 6/6/22	375	377
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	195	217
Capital One Financial Corp.,
2.50%, 5/12/20	250	251
Capital One NA,
1.85%, 9/13/19	400	397
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	100	108
6.48%, 10/23/45	150	181
Citigroup, Inc.,
5.50%, 9/13/25	250	278
8.13%, 7/15/39	175	269
Coca-Cola Co.,
3.20%, 11/1/23	250	260
Comcast Corp.,
4.60%, 8/15/45	130	142
ConocoPhillips Co.,
4.95%, 3/15/26	200	223
Discover Bank,
3.10%, 6/4/20	525	535
Duke Energy Corp.,
1.80%, 9/1/21	275	269
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	283
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	376
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	300	302
GE Capital International Funding Co.,
4.42%, 11/15/35	250	273
General Motors Financial Co., Inc.,
2.35%, 10/4/19	200	200
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	340	341
MTN
4.80%, 7/8/44	275	306
Home Depot, Inc.,
5.88%, 12/16/36	100	130
HSBC Finance Corp.,
6.68%, 1/15/21	450	508
HSBC USA, Inc.,
3.50%, 6/23/24	100	103
Johnson Controls International PLC,
3.90%, 2/14/26	175	184
JPMorgan Chase & Co.,
2.25%, 1/23/20	900	903
3.20%, 6/15/26	350	346
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	108
Lockheed Martin Corp.,
3.55%, 1/15/26	250	259

McDonald’s Corp.,
MTN
3.38%, 5/26/25		275	282
Medtronic, Inc.,
3.63%, 3/15/24		250	263
Merck & Co., Inc.,
2.80%, 5/18/23		250	255
Microsoft Corp.,
1.55%, 8/8/21		525	514
Monongahela Power Co.,
5.40%, 12/15/43 (c)		100	122
NBC Universal Media LLC,
4.38%, 4/1/21		175	189
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27		350	356
Oracle Corp.,
3.40%, 7/8/24		175	182
PepsiCo, Inc.,
3.60%, 3/1/24		250	265
PNC Financial Services Group, Inc. (The),
3.15%, 5/19/27		350	349
QUALCOMM, Inc.,
2.60%, 1/30/23		275	274
Rockwell Collins, Inc.,
1.95%, 7/15/19		525	526
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26		275	268
Time Warner, Inc.,
3.88%, 1/15/26		325	331
UnitedHealth Group, Inc.,
2.88%, 3/15/23		250	254
4.25%, 3/15/43		150	159
Verizon Communications, Inc.,
4.67%, 3/15/55		231	217
Visa, Inc.,
3.15%, 12/14/25		200	203
Wal-Mart Stores, Inc.,
2.55%, 4/11/23		200	202
Wells Fargo & Co.,
3.00%, 10/23/26		850	829
			17,593
			35,498
Mortgages - Other (0.5%)
United Kingdom (0.1%)
Holmes Master Issuer PLC,
1.89%, 10/15/54 (b)(c)	GBP	286	375

United States (0.4%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$37		23
6.00%, 4/25/36		11	11
ChaseFlex Trust,
6.00%, 2/25/37		35	26
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45 – 7/25/46		565	553
3.50%, 5/25/45 – 7/25/46		769	776
4.00%, 5/25/45		67	69

GSR Mortgage Loan Trust,
5.75%, 1/25/37	23		22
Lehman Mortgage Trust,
5.50%, 11/25/35	8		8
6.50%, 9/25/37	30		22
			1,510
			1,885
Sovereign (24.9%)
Australia (0.8%)
Australia Government Bond,
2.75%, 11/21/27	AUD	2,590	2,008
3.25%, 4/21/25	1,140		923
			2,931
Austria (0.3%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	900	1,090

Belgium (1.2%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	3,440		4,028

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$390		424

Brazil (3.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 – 1/1/23	BRL	39,760	11,334

Canada (1.1%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	1,802	1,335
1.50%, 6/1/26	3,390		2,571
			3,906
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	365
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$575		578
			943
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	1,820	275

France (0.8%)
France Government Bond OAT,
1.75%, 5/25/23	EUR	1,590	1,992
3.25%, 5/25/45	440		669
			2,661
Germany (0.7%)
Bundesrepublik Deutschland,
1.00%, 8/15/25	440		534

4.25%, 7/4/39	820		1,522
4.75%, 7/4/34	240		440
			2,496
Greece (1.0%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 – 2/24/42 (f)	3,789		3,464

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$360		412

Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24	360		412

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	210	326

Italy (1.3%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	1,280		1,496
1.50%, 6/1/25	690		772
2.35%, 9/15/24 (c)	1,472		1,868
5.00%, 9/1/40	260		385
			4,521
Japan (6.2%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	60,000	543
Japan Government Ten Year Bond,
0.10%, 6/20/26	286,000		2,554
0.50%, 9/20/24	349,000		3,216
1.10%, 3/20/21 – 6/20/21	540,000		5,020
1.70%, 6/20/18	294,000		2,660
Japan Government Thirty Year Bond,
1.70%, 6/20/33 – 3/20/44	414,000		4,451
2.00%, 9/20/40	256,000		2,914
			21,358
Mexico (1.4%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	8,000	412
6.50%, 6/10/21	48,000		2,637
7.50%, 6/3/27	20,000		1,161
Petroleos Mexicanos,
4.88%, 1/18/24	$530		538
6.38%, 1/23/45	140		137
			4,885
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	1,260	1,428

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,000	250

Poland (0.1%)
Poland Government Bond,
4.00%, 10/25/23	PLN	860	247

Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	2,613	3,005
4.13%, 4/14/27 (c)	2,461		3,072
			6,077
Russia (0.4%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	79,090	1,298

South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	4,040	280

Spain (1.0%)
Spain Government Bond,
0.40%, 4/30/22	EUR	890	1,020
1.95%, 7/30/30 (c)	1,200		1,375
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	854		1,002
			3,397
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	1,270	156

United Kingdom (2.2%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	520	702
2.75%, 9/7/24	2,320		3,404
4.25%, 6/7/32 – 9/7/39	1,850		3,391
			7,497
			86,096
U.S. Treasury Securities (4.3%)
United States (4.3%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$2,590		2,418
3.50%, 2/15/39	1,890		2,136
U.S. Treasury Notes,
0.38%, 1/15/27	5,632		5,535
1.75%, 4/30/22	4,250		4,226
2.25%, 2/15/27	650		647
			14,962
Total Fixed Income Securities (Cost $150,281)			152,297

	Shares	Value (000)
Common Stocks (50.5%)
Australia (1.4%)
AGL Energy Ltd.	3,460	68
Alumina Ltd.	12,290	18
Amcor Ltd.	5,868	73
AMP Ltd.	14,799	59
APA Group	5,577	39
Aristocrat Leisure Ltd.	2,696	47
Arrium Ltd. (g)(h)	14,100	—	@
ASX Ltd.	968	40
Aurizon Holdings Ltd.	10,347	43
AusNet Services	8,939	12
Australia & New Zealand Banking Group Ltd.	14,869	328
Bank of Queensland Ltd.	1,992	18
Bendigo & Adelaide Bank Ltd.	2,391	20
BHP Billiton Ltd.	15,743	282
Boral Ltd.	5,881	31
Brambles Ltd.	8,043	60
Caltex Australia Ltd.	1,347	33
Challenger Ltd.	2,869	29
CIMIC Group Ltd.	490	15
Coca-Cola Amatil Ltd.	2,882	20
Cochlear Ltd.	285	34
Commonwealth Bank of Australia	8,599	547
Computershare Ltd.	2,355	26
Crown Resorts Ltd.	1,806	17
CSL Ltd.	2,273	241
Dexus REIT	4,881	36
Domino’s Pizza Enterprises Ltd.	310	12
Evolution Mining Ltd.	7,955	15
Flight Centre Travel Group Ltd.	279	8
Fortescue Metals Group Ltd.	7,618	31
Goodman Group REIT	9,096	55
GPT Group REIT	9,067	33
Harvey Norman Holdings Ltd.	2,756	8
Healthscope Ltd.	8,482	14
Incitec Pivot Ltd.	8,471	22
Independence Group NL	2,779	7
Insurance Australia Group Ltd.	12,188	64
James Hardie Industries PLC CDI	2,255	36
Lend Lease Group REIT	2,778	36
Macquarie Group Ltd.	1,542	105
Medibank Pvt Ltd.	13,844	30
Mirvac Group REIT	18,759	31
National Australia Bank Ltd.	13,443	306
Newcrest Mining Ltd.	6,904	107
Northern Star Resources Ltd.	2,844	10
Oil Search Ltd.	6,840	36
Orica Ltd.	1,882	30
Origin Energy Ltd. (g)	8,795	46
Qantas Airways Ltd.	2,422	11
QBE Insurance Group Ltd.	7,110	65
Ramsay Health Care Ltd.	700	40
REA Group Ltd.	265	14
Regis Resources Ltd.	2,373	7
Resolute Mining Ltd.	3,490	3
Rio Tinto Ltd.	2,097	102
Santos Ltd. (g)	9,053	21
Saracen Mineral Holdings Ltd. (g)	3,825	3
Scentre Group REIT	26,898	84
Seek Ltd.	1,678	22
Shopping Centres Australasia Property Group REIT	68	—	@
Sonic Healthcare Ltd.	2,041	38
South32 Ltd.	26,187	54

St. Barbara Ltd. (g)	2,355	5
Stockland REIT	12,877	43
Suncorp Group Ltd.	6,461	74
Sydney Airport	5,536	30
Tabcorp Holdings Ltd.	4,167	14
Tatts Group Ltd.	7,267	23
Telstra Corp., Ltd.	21,410	71
TPG Telecom Ltd.	1,698	7
Transurban Group	10,245	93
Treasury Wine Estates Ltd.	3,684	37
Vicinity Centres REIT	16,756	33
Vocus Group Ltd.	2,672	7
Wesfarmers Ltd.	5,641	174
Westfield Corp. REIT	9,942	61
Westpac Banking Corp.	16,823	394
Woodside Petroleum Ltd.	3,840	88
Woolworths Ltd.	6,435	126
		4,922
Austria (0.1%)
BUWOG AG (g)	172	5
Erste Group Bank AG (g)	3,239	124
Immofinanz AG (g)	3,441	8
Raiffeisen Bank International AG (g)	1,355	34
Voestalpine AG	1,248	58
		229
Belgium (0.5%)
Ageas	2,822	114
Anheuser-Busch InBev N.V.	6,337	700
Colruyt SA	850	45
Groupe Bruxelles Lambert SA	1,368	132
KBC Group N.V.	5,749	436
Umicore SA	1,472	102
		1,529
Canada (2.0%)
Agnico-Eagle Mines Ltd.	925	42
Agnico-Eagle Mines Ltd.	1,100	50
Agrium, Inc.	700	63
Alamos Gold, Inc., Class A	1,261	9
Alimentation Couche-Tard, Inc., Class B	2,200	105
AltaGas Ltd.	900	21
ARC Resources Ltd.	1,800	24
Asanko Gold, Inc. (g)	966	1
Atco Ltd., Class I	400	16
B2Gold Corp. (g)	4,449	12
Bank of Montreal	3,300	242
Bank of Nova Scotia	6,200	373
Barrick Gold Corp.	4,767	76
Barrick Gold Corp.	5,800	92
BCE, Inc.	800	36
Blackberry Ltd. (g)	2,600	26
Bombardier, Inc. (g)	9,800	18
Brookfield Asset Management, Inc., Class A	4,450	175
CAE, Inc.	1,300	22
Cameco Corp.	2,100	19
Canadian Imperial Bank of Commerce	2,000	162
Canadian National Railway Co.	4,000	325

Canadian Natural Resources Ltd.	5,600	162
Canadian Pacific Railway Ltd.	800	129
Canadian Tire Corp., Ltd., Class A	400	45
Canadian Utilities Ltd., Class A	700	22
CCL Industries, Inc., Class B	1,000	51
Cenovus Energy, Inc.	4,300	32
Centerra Gold, Inc.	1,379	7
CGI Group, Inc., Class A (g)	1,200	61
CI Financial Corp.	1,200	26
Constellation Software, Inc.	100	52
Crescent Point Energy Corp.	2,800	21
Detour Gold Corp. (g)	828	10
Dollarama, Inc.	600	57
Eldorado Gold Corp.	3,394	9
Eldorado Gold Corp.	3,500	9
Element Fleet Management Corp.	2,000	14
Emera, Inc.	300	11
Empire Co., Ltd., Class A	900	15
Enbridge, Inc.	4,900	195
Encana Corp.	5,000	44
Endeavour Mining Corp. (g)	399	7
Fairfax Financial Holdings Ltd.	100	43
Finning International, Inc.	900	18
First Capital Realty, Inc.	700	11
First Majestic Silver Corp. (g)	775	6
First Quantum Minerals Ltd.	3,500	30
Fortis, Inc.	2,100	74
Fortuna Silver Mines, Inc. (g)	688	3
Franco-Nevada Corp.	729	53
Franco-Nevada Corp.	900	65
George Weston Ltd.	300	27
Gildan Activewear, Inc.	1,100	34
Goldcorp, Inc.	3,491	45
Goldcorp, Inc.	4,200	54
Great-West Lifeco, Inc.	1,500	41
Guyana Goldfields, Inc. (g)	810	4
H&R Real Estate Investment Trust REIT	800	14
Husky Energy, Inc. (g)	1,855	21
Hydro One Ltd. (c)	1,000	18
IAMGOLD Corp. (g)	2,134	11
IGM Financial, Inc.	500	15
Imperial Oil Ltd.	1,500	44
Industrial Alliance Insurance & Financial Services, Inc.	600	26
Intact Financial Corp.	700	53
Inter Pipeline Ltd.	1,800	35
Jean Coutu Group PJC, Inc. (The), Class A	400	6
Keyera Corp.	1,000	31
Kinross Gold Corp. (g)	5,895	24
Kinross Gold Corp. (g)	6,100	25
Kirkland Lake Gold Ltd.	958	9
Klondex Mines Ltd. (g)	836	3
Lightstream Resources Ltd. (g)(h)	1,136	—	@
Linamar Corp.	300	15
Loblaw Cos., Ltd.	1,173	65
Magna International, Inc.	2,000	93
Manulife Financial Corp.	10,300	193
Methanex Corp.	500	22
Metro, Inc.	1,200	39
National Bank of Canada	1,700	71
New Gold, Inc. (g)	2,433	8
OceanaGold Corp.	2,895	9

Onex Corp.	500	40
Open Text Corp.	1,300	41
Osisko Gold Royalties Ltd.	499	6
Pan American Silver Corp.	721	12
Pembina Pipeline Corp.	2,000	66
Peyto Exploration & Development Corp.	900	16
Potash Corp. of Saskatchewan, Inc.	4,300	70
Power Corp. of Canada	1,900	43
Power Financial Corp.	1,300	33
PrairieSky Royalty Ltd.	1,006	23
Restaurant Brands International, Inc.	1,200	75
RioCan Real Estate Investment Trust REIT	900	17
Rogers Communications, Inc., Class B	1,900	90
Royal Bank of Canada	7,600	552
Sandstorm Gold Ltd. (g)	712	3
Saputo, Inc.	1,300	41
SEMAFO, Inc. (g)	1,538	4
Seven Generations Energy Ltd., Class A (g)	1,300	22
Shaw Communications, Inc., Class B	2,100	46
Silver Standard Resources, Inc. (g)	566	5
Smart Real Estate Investment Trust REIT	400	10
SNC-Lavalin Group, Inc.	800	35
Sun Life Financial, Inc.	3,100	111
Suncor Energy, Inc.	8,656	253
Tahoe Resources, Inc.	1,473	13
Teck Resources Ltd., Class B	2,900	50
TELUS Corp.	1,100	38
Thomson Reuters Corp.	1,700	79
Torex Gold Resources, Inc. (g)	376	7
Toronto-Dominion Bank (The)	9,500	479
Tourmaline Oil Corp. (g)	1,100	24
TransCanada Corp.	4,500	214
Trisura Group Ltd. (g)	27	—	@
Turquoise Hill Resources Ltd. (g)	5,200	14
Valeant Pharmaceuticals International, Inc. (g)	1,700	30
Veresen, Inc.	1,600	23
Vermilion Energy, Inc.	600	19
West Fraser Timber Co., Ltd.	400	19
Wheaton Precious Metals Corp.	1,777	35
Wheaton Precious Metals Corp.	2,200	44
Yamana Gold, Inc.	4,768	12
Yamana Gold, Inc.	4,500	11
		6,971
China (0.0%)
Yum China Holdings, Inc. (g)	873	35
Zhaojin Mining Industry Co., Ltd. H Shares (i)	4,000	3
Zijin Mining Group Co., Ltd. H Shares (i)	28,000	9
		47
Denmark (0.6%)
AP Moller - Maersk A/S Series A	20	38
AP Moller - Maersk A/S Series B	37	74
Carlsberg A/S Series B	66	7
Coloplast A/S Series B	81	7
Danske Bank A/S	4,086	157
DSV A/S	9,599	590
ISS A/S	7,335	288
Novo Nordisk A/S Series B	13,165	564
Novozymes A/S Series B	1,873	82

TDC A/S	363	2
Vestas Wind Systems A/S	2,356	218
		2,027
Finland (0.3%)
Fortum Oyj	5,723	90
Kone Oyj, Class B	4,765	242
Nokia Oyj	32,678	200
Nokian Renkaat Oyj	1,316	55
Sampo Oyj, Class A	3,364	172
UPM-Kymmene Oyj	10,953	312
		1,071
France (6.2%)
Accor SA	21,217	995
Aeroports de Paris (ADP)	1,260	203
Air Liquide SA	2,883	356
Alstom SA (g)	3,867	135
ArcelorMittal (g)	3,812	86
Atos SE	5,764	809
AXA SA	15,856	434
BNP Paribas SA	21,654	1,560
Bouygues SA	18,132	765
Bureau Veritas SA	2,183	48
Capgemini SE	12,409	1,282
Carrefour SA	5,203	132
CGG SA (g)	59	—	@
Christian Dior SE	667	191
Cie de Saint-Gobain	35,528	1,898
Cie Generale des Etablissements Michelin	1,742	232
Credit Agricole SA	19,847	319
Danone SA	6,265	471
Edenred	1,712	45
Electricite de France SA	3,973	43
Engie SA	11,492	173
Essilor International SA	1,435	183
Eutelsat Communications SA	750	19
Groupe Eurotunnel SE	25,254	269
Hermes International	141	70
ICADE REIT	81	7
JCDecaux SA	611	20
Kering	1,274	434
L’Oreal SA	2,260	471
LVMH Moet Hennessy Louis Vuitton SE	2,157	538
Metropole Television SA	2,693	63
Natixis SA	10,883	73
Orange SA	18,237	289
Pernod Ricard SA	1,742	233
Peugeot SA	73,476	1,466
Publicis Groupe SA	983	73
Renault SA	1,782	161
Rexel SA	17,171	281
Sanofi	10,884	1,041
SES SA	2,269	53
Societe Generale SA	15,367	827
Sodexo SA	1,149	149
Suez	3,938	73
Television Francaise 1	9,315	130
Thales SA	1,185	128
Total SA	19,681	973

Unibail-Rodamco SE REIT	1,518	383
Vallourec SA (g)	2,270	14
Veolia Environnement SA	5,271	111
Vinci SA	29,492	2,517
Vivendi SA	15,248	339
		21,565
Germany (3.2%)
Adidas AG	1,632	313
Allianz SE (Registered)	3,812	751
Axel Springer SE	158	9
BASF SE	9,651	894
Bayer AG (Registered)	6,343	820
Bayerische Motoren Werke AG	2,629	244
Beiersdorf AG	799	84
Commerzbank AG (g)	15,981	190
Continental AG	501	108
Daimler AG (Registered)	5,812	421
Deutsche Bank AG (Registered)	11,045	196
Deutsche Boerse AG	10,176	1,074
Deutsche Lufthansa AG (Registered)	3,055	70
Deutsche Post AG (Registered)	4,704	176
Deutsche Telekom AG (Registered)	24,414	438
E.ON SE	15,003	141
Fraport AG Frankfurt Airport Services Worldwide	2,604	230
Fresenius Medical Care AG & Co., KGaA	1,462	141
Fresenius SE & Co., KGaA	2,950	253
Henkel AG & Co., KGaA	1,334	161
Henkel AG & Co., KGaA (Preference)	1,920	264
Infineon Technologies AG	10,042	212
K&S AG (Registered)	1,227	31
Lanxess AG	777	59
Linde AG	1,276	242
Merck KGaA	984	119
Metro AG	997	34
Muenchener Rueckversicherungs AG (Registered)	1,614	325
Osram Licht AG	718	57
Porsche Automobil Holding SE (Preference)	732	41
ProSiebenSat.1 Media SE (Registered)	10,438	437
QIAGEN N.V. (g)	2,273	76
RWE AG (g)	3,195	64
SAP SE	8,658	904
Siemens AG (Registered)	7,184	988
Stroeer SE & Co. KGaA	1,756	105
Suedzucker AG	385	8
ThyssenKrupp AG	4,602	131
Uniper SE	1,597	30
Volkswagen AG	272	42
Volkswagen AG (Preference)	1,362	207
		11,090
Greece (0.1%)
Alpha Bank AE (g)	35,159	87
Eurobank Ergasias SA (g)	49,773	56
National Bank of Greece SA (g)	208,371	79
Piraeus Bank SA (g)	198,917	49
		271

Hong Kong (0.7%)
AIA Group Ltd.	65,600	479
ASM Pacific Technology Ltd.	1,300	18
Bank of East Asia Ltd. (The)	6,677	29
BOC Hong Kong Holdings Ltd.	20,500	98
Cathay Pacific Airways Ltd.	6,000	9
Cheung Kong Property Holdings Ltd.	14,864	116
CK Hutchison Holdings Ltd.	14,864	187
CK Infrastructure Holdings Ltd.	4,000	34
CLP Holdings Ltd.	9,000	95
First Pacific Co., Ltd.	12,000	9
Galaxy Entertainment Group Ltd.	13,000	79
Hanergy Thin Film Power Group Ltd. (g)(h)(j)	42,000	—	@
Hang Lung Group Ltd.	5,000	21
Hang Lung Properties Ltd.	12,000	30
Hang Seng Bank Ltd.	4,200	88
Henderson Land Development Co., Ltd.	6,491	36
HK Electric Investments & HK Electric Investments Ltd. (c)	14,500	13
HKT Trust & HKT Ltd.	14,000	18
Hong Kong & China Gas Co., Ltd.	45,951	86
Hong Kong Exchanges & Clearing Ltd.	6,289	163
Hongkong Land Holdings Ltd.	6,300	46
Hysan Development Co., Ltd.	3,000	14
Jardine Matheson Holdings Ltd.	1,300	83
Kerry Properties Ltd.	3,500	12
Li & Fung Ltd.	32,000	12
Link REIT	12,033	92
Melco Resorts & Entertainment Ltd. ADR	1,000	22
MGM China Holdings Ltd.	5,200	12
MTR Corp., Ltd.	8,128	46
New World Development Co., Ltd.	33,097	42
NWS Holdings Ltd.	8,000	16
PCCW Ltd.	23,000	13
Power Assets Holdings Ltd.	7,500	66
Sands China Ltd.	13,200	60
Shangri-La Asia Ltd.	6,000	10
Sino Land Co., Ltd.	17,245	28
SJM Holdings Ltd.	11,000	12
Sun Hung Kai Properties Ltd.	7,504	110
Swire Pacific Ltd., Class A	3,000	29
Swire Properties Ltd.	6,350	21
Techtronic Industries Co., Ltd.	7,500	35
WH Group Ltd. (c)	43,500	44
Wharf Holdings Ltd. (The)	7,200	60
Wheelock & Co., Ltd.	4,000	30
Wynn Macau Ltd.	8,400	20
Yue Yuen Industrial Holdings Ltd.	4,000	17
		2,560
Ireland (0.2%)
Bank of Ireland (g)	324,111	85
CRH PLC	18,854	667
		752
Italy (1.6%)
Assicurazioni Generali SpA	10,900	179
Atlantia SpA	36,255	1,020
Banco BPM SpA (g)	1,913	6
CNH Industrial N.V.	6,254	71
Enel SpA	59,837	321

Eni SpA	20,963	315
Ferrari N.V.	938	81
Fiat Chrysler Automobiles N.V. (g)	9,388	99
Intesa Sanpaolo SpA	239,930	758
Italgas SpA	3,902	20
Leonardo SpA	1,132	19
Luxottica Group SpA	1,055	61
Mediaset SpA	76,637	301
Mediobanca SpA	113,942	1,124
Prysmian SpA	1,136	33
Rizzoli Corriere Della Sera Mediagroup SpA (g)	636	1
Saipem SpA (g)	202	1
Snam SpA	19,513	85
Telecom Italia SpA (g)	85,439	79
Telecom Italia SpA	60,436	45
Tenaris SA	3,918	61
Terna Rete Elettrica Nazionale SpA	8,893	48
UniCredit SpA (g)	30,888	577
Unione di Banche Italiane SpA	15,100	65
		5,370
Japan (5.6%)
Advantest Corp.	1,200	20
Aeon Co., Ltd.	6,300	96
Aisin Seiki Co., Ltd.	2,100	107
Ajinomoto Co., Inc.	8,300	179
Asahi Glass Co., Ltd.	1,800	76
Asahi Group Holdings Ltd.	2,800	105
Asahi Kasei Corp.	14,000	150
Astellas Pharma, Inc.	14,400	176
Bridgestone Corp.	5,000	215
Canon, Inc.	7,900	268
Central Japan Railway Co.	1,300	212
Chiba Bank Ltd. (The)	8,000	58
Chubu Electric Power Co., Inc.	4,400	58
Chugai Pharmaceutical Co., Ltd.	2,600	97
Chugoku Electric Power Co., Inc. (The)	2,000	22
Concordia Financial Group Ltd.	11,300	57
Dai Nippon Printing Co., Ltd.	6,000	67
Dai-ichi Life Holdings, Inc.	800	14
Daiichi Sankyo Co., Ltd.	5,100	120
Daikin Industries Ltd.	2,100	214
Daito Trust Construction Co., Ltd.	800	124
Daiwa House Industry Co., Ltd.	6,000	205
Daiwa Securities Group, Inc.	16,000	95
Denso Corp.	4,600	194
Dentsu, Inc.	1,700	81
East Japan Railway Co.	2,700	258
Eisai Co., Ltd.	2,100	116
Electric Power Development Co., Ltd.	1,400	35
FANUC Corp.	1,400	269
Fast Retailing Co., Ltd.	400	133
FUJIFILM Holdings Corp.	4,300	154
Fujitsu Ltd.	14,000	103
Hankyu Hanshin Holdings, Inc.	3,600	129
Hitachi Ltd.	36,000	221
Hokkaido Electric Power Co., Inc.	2,200	17
Hokuriku Electric Power Co.	2,000	18
Honda Motor Co., Ltd.	800	22
Honda Motor Co., Ltd. ADR	10,395	285

Hoya Corp.	3,200	166
Ibiden Co., Ltd.	1,100	19
Inpex Corp.	3,200	31
Isetan Mitsukoshi Holdings Ltd.	2,800	28
Isuzu Motors Ltd.	400	5
ITOCHU Corp.	11,700	174
Japan Real Estate Investment Corp. REIT	9	45
Japan Steel Works Ltd. (The)	400	6
Japan Tobacco, Inc.	8,700	305
JFE Holdings, Inc.	3,500	61
JGC Corp.	2,000	32
JSR Corp.	1,600	28
JXTG Holdings, Inc.	2,100	9
Kansai Electric Power Co., Inc. (The)	3,700	51
Kao Corp.	4,500	267
Kawasaki Heavy Industries Ltd.	20,000	59
KDDI Corp.	17,000	450
Keikyu Corp.	5,000	60
Keio Corp.	5,000	42
Keyence Corp.	800	351
Kintetsu Group Holdings Co., Ltd.	22,000	85
Kirin Holdings Co., Ltd.	7,600	155
Kobe Steel Ltd. (g)	3,700	38
Komatsu Ltd.	7,400	188
Konica Minolta, Inc.	2,600	21
Kubota Corp.	9,800	164
Kuraray Co., Ltd.	2,600	47
Kyocera Corp.	2,400	139
Kyushu Electric Power Co., Inc.	2,000	24
LIXIL Group Corp.	2,900	72
Makita Corp.	1,600	59
Marubeni Corp.	15,900	103
Mazda Motor Corp.	2,600	36
Mitsubishi Chemical Holdings Corp.	11,700	97
Mitsubishi Corp.	9,700	203
Mitsubishi Electric Corp.	14,000	201
Mitsubishi Estate Co., Ltd.	9,000	167
Mitsubishi Heavy Industries Ltd.	28,000	114
Mitsubishi Motors Corp.	4,800	32
Mitsui & Co., Ltd.	14,600	208
Mitsui Fudosan Co., Ltd.	7,000	167
Mitsui OSK Lines Ltd.	9,000	26
Mizuho Financial Group, Inc.	109,300	200
MS&AD Insurance Group Holdings, Inc.	3,000	101
Murata Manufacturing Co., Ltd.	1,700	258
NGK Insulators Ltd.	2,000	40
Nidec Corp.	1,700	174
Nikon Corp.	2,600	41
Nintendo Co., Ltd.	800	268
Nippon Building Fund, Inc. REIT	9	46
Nippon Electric Glass Co., Ltd.	600	22
Nippon Express Co., Ltd.	11,000	69
Nippon Steel & Sumitomo Metal Corp.	6,000	135
Nippon Telegraph & Telephone Corp.	8,500	401
Nippon Yusen KK (g)	18,000	33
Nissan Motor Co., Ltd.	18,100	180
Nitto Denko Corp.	1,300	107
Nomura Holdings, Inc.	27,300	163
NSK Ltd.	5,300	66
NTT Data Corp.	8,000	89
NTT DoCoMo, Inc.	11,100	262

Odakyu Electric Railway Co., Ltd.	4,500	91
Oji Holdings Corp.	7,000	36
Olympus Corp.	1,800	66
Omron Corp.	1,400	61
Ono Pharmaceutical Co., Ltd.	3,800	83
Oriental Land Co., Ltd.	300	20
ORIX Corp.	7,900	122
Osaka Gas Co., Ltd.	22,000	90
Otsuka Holdings Co., Ltd.	300	13
Panasonic Corp.	14,100	191
Rakuten, Inc.	7,600	89
Resona Holdings, Inc.	5,500	30
Ricoh Co., Ltd.	6,000	53
Rohm Co., Ltd.	600	46
Secom Co., Ltd.	1,600	121
Sekisui House Ltd.	6,000	106
Seven & I Holdings Co., Ltd.	6,300	259
Sharp Corp. (g)	8,000	30
Shikoku Electric Power Co., Inc.	2,900	34
Shin-Etsu Chemical Co., Ltd.	2,500	226
Shionogi & Co., Ltd.	3,300	184
Shiseido Co., Ltd.	3,400	121
Shizuoka Bank Ltd. (The)	8,000	72
SMC Corp.	500	152
SoftBank Group Corp.	5,600	453
Sompo Holdings, Inc.	300	12
Sony Corp.	700	27
Sony Corp. ADR	6,835	261
Sumitomo Chemical Co., Ltd.	11,000	63
Sumitomo Corp.	8,800	114
Sumitomo Electric Industries Ltd.	12,500	192
Sumitomo Metal Mining Co., Ltd.	5,000	67
Sumitomo Mitsui Financial Group, Inc.	9,800	381
Sumitomo Mitsui Trust Holdings, Inc.	2,300	82
Sumitomo Realty & Development Co., Ltd.	5,000	154
Suzuki Motor Corp.	3,200	152
T&D Holdings, Inc.	4,400	67
Takeda Pharmaceutical Co., Ltd.	5,600	284
TDK Corp.	800	53
Terumo Corp.	3,500	138
Tobu Railway Co., Ltd.	17,000	93
Tohoku Electric Power Co., Inc.	3,500	48
Tokio Marine Holdings, Inc.	3,700	153
Tokyo Electric Power Co. Holdings, Inc. (g)	7,200	30
Tokyo Electron Ltd.	1,100	148
Tokyo Gas Co., Ltd.	20,000	104
Tokyu Corp.	9,000	69
Toppan Printing Co., Ltd.	6,000	66
Toray Industries, Inc.	14,000	117
Toshiba Corp. (g)	32,000	77
Toyota Industries Corp.	1,900	100
Toyota Motor Corp.	20,600	1,079
Trend Micro, Inc.	900	46
Unicharm Corp.	4,100	103
West Japan Railway Co.	1,700	120
Yahoo! Japan Corp.	14,400	63
Yamada Denki Co., Ltd.	7,200	36
Yamato Holdings Co., Ltd.	5,000	101
		19,309

Netherlands (1.5%)
ABN AMRO Group N.V. CVA (c)	2,727	72
Akzo Nobel N.V.	3,884	338
ASML Holding N.V.	2,235	291
Fugro N.V. CVA (g)	617	9
Heineken N.V.	3,302	321
ING Groep N.V.	87,743	1,513
Koninklijke Ahold Delhaize N.V.	23,895	457
Koninklijke DSM N.V.	2,992	217
Koninklijke KPN N.V.	5,801	19
Koninklijke Philips N.V.	10,727	381
Koninklijke Vopak N.V.	945	44
PostNL N.V.	4,371	20
Randstad Holding N.V.	15,076	880
Unilever N.V. CVA	13,508	746
		5,308
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	23
Contact Energy Ltd.	3,355	13
Fletcher Building Ltd.	3,166	19
Mercury NZ Ltd.	3,250	8
Meridian Energy Ltd.	6,024	13
Ryman Healthcare Ltd.	1,773	11
Spark New Zealand Ltd.	8,402	23
		110
Norway (0.3%)
Akastor ASA (g)	1,833	3
Aker Solutions ASA (g)	1,833	8
DNB ASA	11,838	201
Kvaerner ASA (g)	1,677	2
Norsk Hydro ASA	13,781	77
Orkla ASA	10,248	104
REC Silicon ASA (g)	6,482	1
Seadrill Ltd. (g)	328	—	@
Statoil ASA	13,168	218
Subsea 7 SA	3,127	42
Telenor ASA	16,272	270
Yara International ASA	2,039	77
		1,003
Peru (0.0%)
Cia de Minas Buenaventura SA ADR	1,300	15

Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	56

Portugal (0.0%)
Galp Energia SGPS SA	2,692	41
Pharol SGPS SA (Registered) (g)	11,120	4
		45
South Africa (0.0%)
AngloGold Ashanti Ltd. ADR	1,900	18
Gold Fields Ltd. ADR	3,900	14
Harmony Gold Mining Co., Ltd. ADR	2,100	3

Sibanye Gold Ltd. ADR	2,514	12
		47
Spain (1.5%)
Abertis Infraestructuras SA	4,351	81
ACS Actividades de Construccion y Servicios SA	1,236	48
Amadeus IT Group SA, Class A	1,901	114
Banco Bilbao Vizcaya Argentaria SA	121,898	1,011
Banco de Sabadell SA	78,464	159
Banco Santander SA	252,098	1,668
Bankia SA	13,327	64
Bankinter SA	7,808	72
CaixaBank SA	40,264	192
Distribuidora Internacional de Alimentacion SA	6,513	41
Enagas SA	1,570	44
Ferrovial SA	2,422	54
Gas Natural SDG SA	2,094	49
Grifols SA	1,782	50
Grifols SA, (Preference) Class B	252	5
Iberdrola SA	36,309	288
Industria de Diseno Textil SA	9,727	373
International Consolidated Airlines Group SA	4,904	39
Mediaset Espana Comunicacion SA	20,828	259
Red Electrica Corp., SA	4,530	95
Repsol SA	5,825	89
Telefonica SA	25,110	259
		5,054
Sweden (1.1%)
Assa Abloy AB, Class B	9,092	200
Atlas Copco AB, Class A	9,175	352
Atlas Copco AB, Class B	6,631	229
Electrolux AB, Class B	2,727	89
Essity AB, Class B (g)	7,935	217
Hennes & Mauritz AB, Class B	9,578	239
Husqvarna AB, Class B	5,037	50
Investor AB, Class B	10,897	525
Millicom International Cellular SA SDR	1,226	72
Modern Times Group MTG AB, Class B	409	14
Nordea Bank AB	24,078	306
Sandvik AB	14,138	222
Skandinaviska Enskilda Banken AB, Class A	13,108	159
Skanska AB, Class B	3,033	72
SKF AB, Class B	5,821	118
Svenska Cellulosa AB SCA, Class B	7,935	60
Svenska Handelsbanken AB, Class A	15,193	218
Swedbank AB, Class A	4,527	110
Swedish Match AB	3,883	137
Telefonaktiebolaget LM Ericsson, Class B	23,875	171
Telia Co AB	29,047	134
Volvo AB, Class B	7,646	130
		3,824
Switzerland (2.1%)
ABB Ltd. (Registered)	18,729	463
Adecco Group AG (Registered)	18,161	1,381
Cie Financiere Richemont SA (Registered)	2,664	219
Credit Suisse Group AG (Registered) (g)	8,162	118
Geberit AG (Registered)	447	208

Givaudan SA (Registered)	49	98
Idorsia Ltd. (g)	528	10
Julius Baer Group Ltd. (g)	1,154	61
Kuehne & Nagel International AG (Registered)	366	61
LafargeHolcim Ltd. (Registered) (g)	2,113	121
LafargeHolcim Ltd. (Registered) (g)	171	10
Lonza Group AG (Registered) (g)	261	56
Nestle SA (Registered)	19,036	1,657
Novartis AG (Registered)	11,781	980
Roche Holding AG (Genusschein)	3,206	816
SGS SA (Registered)	30	73
Sonova Holding AG (Registered)	478	78
Swatch Group AG (The)	176	65
Swiss Re AG	668	61
Swisscom AG (Registered)	372	179
Transocean Ltd. (g)	1,622	13
UBS Group AG (Registered) (g)	15,215	258
Zurich Insurance Group AG	1,263	368
		7,354
United Kingdom (4.3%)
3i Group PLC	5,800	68
Aberdeen Asset Management PLC	5,427	21
Admiral Group PLC	1,279	33
Aggreko PLC	1,554	19
Anglo American PLC (g)	8,345	111
Antofagasta PLC	2,438	25
Ashtead Group PLC	3,069	64
Associated British Foods PLC	2,241	86
AstraZeneca PLC	7,673	513
Auto Trader Group PLC (c)	6,127	30
Aviva PLC	24,162	166
Babcock International Group PLC	1,513	17
BAE Systems PLC	19,013	157
Barclays PLC	101,156	267
Barratt Developments PLC	6,059	44
Berkeley Group Holdings PLC	784	33
BHP Billiton PLC	12,720	195
BP PLC	112,087	646
British American Tobacco PLC	11,336	773
British Land Co., PLC REIT	5,933	47
BT Group PLC	51,148	196
Bunzl PLC	2,024	60
Burberry Group PLC	2,688	58
Capita PLC	4,029	36
Carnival PLC	1,158	77
Centamin PLC	5,457	11
Centrica PLC	33,037	86
Cobham PLC	10,236	17
Coca-Cola European Partners PLC	614	25
Coca-Cola HBC AG (g)	1,115	33
Compass Group PLC	9,669	204
Croda International PLC	799	40
DCC PLC	538	49
Diageo PLC	15,149	448
Direct Line Insurance Group PLC	8,202	38
Dixons Carphone PLC	5,891	22
easyJet PLC	971	17
Experian PLC	5,861	120
Fresnillo PLC	1,356	26

G4S PLC	9,406	40
GKN PLC	10,395	44
GlaxoSmithKline PLC	29,599	631
Glencore PLC (g)	72,529	271
Hammerson PLC REIT	4,768	36
Hargreaves Lansdown PLC	1,531	26
Hikma Pharmaceuticals PLC	867	17
HSBC Holdings PLC	118,563	1,099
IMI PLC	1,647	26
Imperial Brands PLC	5,895	265
Inmarsat PLC	2,754	28
InterContinental Hotels Group PLC	1,089	61
International Game Technology PLC	246	4
Intertek Group PLC	984	54
Intu Properties PLC REIT	5,678	20
Investec PLC	3,736	28
ITV PLC	21,775	51
J Sainsbury PLC	8,242	27
Johnson Matthey PLC	1,167	44
Kingfisher PLC	13,907	54
Land Securities Group PLC REIT	4,806	63
Legal & General Group PLC	35,529	120
Lloyds Banking Group PLC	389,840	336
London Stock Exchange Group PLC	1,881	89
Marks & Spencer Group PLC	9,983	43
Mediclinic International PLC	2,214	21
Meggitt PLC	4,701	29
Merlin Entertainments PLC (c)	4,272	27
Mondi PLC	2,225	58
National Grid PLC	20,887	259
NEX Group PLC	1,904	15
Next PLC	873	44
Old Mutual PLC	29,052	73
Paragon Offshore PLC (g)	303	—	@
Pearson PLC	4,948	45
Persimmon PLC	1,845	54
Petrofac Ltd.	1,599	9
Provident Financial PLC	867	27
Prudential PLC	15,479	355
Randgold Resources Ltd.	578	51
Randgold Resources Ltd. ADR	400	35
Reckitt Benckiser Group PLC	3,880	393
RELX PLC	6,754	146
Rio Tinto PLC	7,392	312
Rolls-Royce Holdings PLC (g)	11,078	129
Royal Bank of Scotland Group PLC (g)	20,792	67
Royal Dutch Shell PLC, Class A	25,609	679
Royal Dutch Shell PLC, Class B	22,800	612
Royal Mail PLC	5,406	30
RSA Insurance Group PLC	6,067	49
Sage Group PLC (The)	6,495	58
Schroders PLC	813	33
Segro PLC REIT	4,637	30
Severn Trent PLC	1,427	41
Shire PLC	5,381	297
Shire PLC ADR	264	44
Sky PLC	6,356	82
Smith & Nephew PLC	5,415	93
Smiths Group PLC	2,442	51
SSE PLC	6,167	117
St. James’s Place PLC	3,120	48

Standard Chartered PLC (g)	19,447	197
Standard Life PLC	11,689	61
Tate & Lyle PLC	2,866	25
Taylor Wimpey PLC	19,610	45
TechnipFMC PLC (g)	1,719	47
Tesco PLC (g)	48,919	108
TP ICAP PLC	1,555	9
Travis Perkins PLC	1,505	29
TUI AG	2,994	44
Unilever PLC	7,814	423
United Utilities Group PLC	4,134	47
Vodafone Group PLC	160,222	454
Weir Group PLC (The)	1,301	29
Whitbread PLC	1,124	58
William Hill PLC	5,307	18
WM Morrison Supermarkets PLC	13,392	42
Wolseley PLC	1,559	96
Worldpay Group PLC (c)	8,469	35
WPP PLC	7,819	164
		14,699
United States (17.2%)
3M Co.	586	122
Abbott Laboratories	7,854	382
AbbVie, Inc.	7,204	522
Abercrombie & Fitch Co., Class A	189	2
Accenture PLC, Class A	1,059	131
ACCO Brands Corp. (g)	86	1
Adient plc	75	5
Adobe Systems, Inc. (g)	1,082	153
Adtalem Global Education, Inc.	17	1
Advance Auto Parts, Inc.	189	22
Advanced Micro Devices, Inc. (g)	956	12
AdvanSix, Inc. (g)	80	2
AES Corp.	2,453	27
Aetna, Inc.	1,895	288
Aflac, Inc.	232	18
Agilent Technologies, Inc.	1,774	105
Air Products & Chemicals, Inc.	212	30
Akamai Technologies, Inc. (g)	381	19
Alcoa Corp.	121	4
Alexion Pharmaceuticals, Inc. (g)	1,114	136
Allegheny Technologies, Inc.	260	4
Allegion PLC	191	15
Allergan PLC	1,403	341
Alliant Energy Corp.	742	30
Allstate Corp. (The)	266	24
Alphabet, Inc., Class A (g)	505	469
Alphabet, Inc., Class C (g)	509	463
Altria Group, Inc.	9,294	692
Amazon.com, Inc. (g)	503	487
AMC Networks, Inc., Class A (g)	17	1
Ameren Corp.	1,486	81
American Electric Power Co., Inc.	2,660	185
American Express Co.	1,114	94
American Tower Corp. REIT	1,088	144
American Water Works Co., Inc.	742	58
Ameriprise Financial, Inc.	650	83
AmerisourceBergen Corp.	1,674	158
AMETEK, Inc.	228	14

Amgen, Inc.	4,165	717
Amphenol Corp., Class A	241	18
Anadarko Petroleum Corp.	759	34
Analog Devices, Inc.	1,199	93
Annaly Capital Management, Inc. REIT	724	9
Anthem, Inc.	1,251	235
Aon PLC	165	22
Apache Corp.	720	35
Apple, Inc.	14,486	2,086
Applied Materials, Inc.	1,945	80
Archer-Daniels-Midland Co.	2,618	108
Arconic, Inc.	365	8
AT&T, Inc.	32,803	1,238
Automatic Data Processing, Inc.	503	52
AutoZone, Inc. (g)	195	111
AvalonBay Communities, Inc. REIT	418	80
Avery Dennison Corp.	485	43
Avon Products, Inc. (g)	1,974	8
Baker Hughes, Inc.	1,117	61
Ball Corp.	460	19
Bank of America Corp.	23,807	578
Bank of New York Mellon Corp. (The)	2,855	146
Baxter International, Inc.	2,607	158
BB&T Corp.	1,748	79
Becton Dickinson and Co.	1,354	264
Bed Bath & Beyond, Inc.	429	13
Berkshire Hathaway, Inc., Class B (g)	275	47
Best Buy Co., Inc.	401	23
Biogen, Inc. (g)	1,207	328
Bioverativ, Inc. (g)	232	14
Blackhawk Network Holdings, Inc. (g)	44	2
BlackRock, Inc.	286	121
Boeing Co. (The)	889	176
Boston Properties, Inc. REIT	384	47
Boston Scientific Corp. (g)	7,396	205
Bristol-Myers Squibb Co.	7,811	435
Broadcom Ltd.	502	117
Brown-Forman Corp., Class B	793	39
Bunge Ltd.	269	20
C.H. Robinson Worldwide, Inc.	319	22
CA, Inc.	573	20
California Resources Corp. (g)	182	2
Campbell Soup Co.	925	48
Capital One Financial Corp.	12,916	1,067
Cardinal Health, Inc.	1,940	151
Care Capital Properties, Inc. REIT	133	4
CarMax, Inc. (g)	212	13
Carnival Corp.	601	39
Cars.com, Inc. (g)	64	2
Caterpillar, Inc.	1,242	133
CBRE Group, Inc., Class A (g)	1,541	56
CBS Corp., Class B	1,625	104
CDK Global, Inc.	223	14
Celanese Corp. Series A	181	17
Celgene Corp. (g)	4,095	532
Centene Corp. (g)	742	59
CenterPoint Energy, Inc.	2,719	74
CenturyLink, Inc.	2,904	69
Cerner Corp. (g)	1,801	120
CF Industries Holdings, Inc.	791	22
Charles Schwab Corp. (The)	1,791	77

Charter Communications, Inc., Class A (g)	409	138
Chemours Co. (The)	242	9
Chesapeake Energy Corp. (g)	1,289	6
Chevron Corp.	2,551	266
Chipotle Mexican Grill, Inc. (g)	184	77
Chubb Ltd.	130	19
Church & Dwight Co., Inc.	742	38
Cigna Corp.	1,472	246
Cintas Corp.	374	47
Cisco Systems, Inc.	11,682	366
CIT Group, Inc.	490	24
Citigroup, Inc.	4,173	279
Citrix Systems, Inc. (g)	502	40
Cliffs Natural Resources, Inc. (g)	278	2
Clorox Co. (The)	748	100
CME Group, Inc.	174	22
CMS Energy Corp.	1,115	52
Coach, Inc.	489	23
Coca-Cola Co.	21,243	953
Coeur Mining, Inc. (g)	858	7
Cognizant Technology Solutions Corp., Class A	1,490	99
Colgate-Palmolive Co.	5,325	395
Comcast Corp., Class A	8,769	341
Comerica, Inc.	183	13
Conagra Brands, Inc.	2,263	81
Concho Resources, Inc. (g)	297	36
Conduent, Inc. (g)	319	5
ConocoPhillips	1,884	83
CONSOL Energy, Inc. (g)	502	8
Consolidated Edison, Inc.	1,779	144
Constellation Brands, Inc., Class A	934	181
Corning, Inc.	1,240	37
Costco Wholesale Corp.	3,078	492
Coty, Inc., Class A	1,857	35
CR Bard, Inc.	676	214
Crimson Wine Group Ltd. (g)	149	2
Crown Castle International Corp. REIT	739	74
Crown Holdings, Inc. (g)	231	14
CSX Corp.	1,779	97
Cummins, Inc.	545	88
CVS Health Corp.	3,771	303
Danaher Corp.	2,102	177
Darden Restaurants, Inc.	251	23
DaVita, Inc. (g)	745	48
Deere & Co.	757	94
Dell Technologies, Inc., Class V (g)	537	33
Denbury Resources, Inc. (g)	251	—	@
DENTSPLY SIRONA, Inc.	742	48
Devon Energy Corp.	612	20
Diamond Offshore Drilling, Inc. (g)	35	—	@
Discover Financial Services	16,427	1,022
Discovery Communications, Inc., Class A (g)	480	12
Discovery Communications, Inc., Class C (g)	1,062	27
Dollar General Corp.	153	11
Dollar Tree, Inc. (g)	275	19
Dominion Energy, Inc.	3,797	291
Donnelley Financial Solutions, Inc. (g)	153	4
Dover Corp.	186	15
Dow Chemical Co. (The)	659	42
Dr. Pepper Snapple Group, Inc.	1,048	95
DTE Energy Co.	1,179	125

Duke Energy Corp.	3,450	288
Dun & Bradstreet Corp. (The)	252	27
DXC Technology Co.	253	19
Eastman Chemical Co.	216	18
Eaton Corp., PLC	716	56
eBay, Inc. (g)	2,034	71
Ecolab, Inc.	419	56
Edison International	2,176	170
Edwards Lifesciences Corp. (g)	1,024	121
EI du Pont de Nemours & Co.	504	41
Eli Lilly & Co.	4,622	380
Emerson Electric Co.	1,224	73
Endo International PLC (g)	742	8
Engility Holdings, Inc. (g)	15	—	@
Entergy Corp.	1,113	85
Envision Healthcare Corp. (g)	403	25
EOG Resources, Inc.	1,147	104
EQT Corp.	263	15
Equifax, Inc.	413	57
Equity Residential REIT	769	51
ESC Seventy Seven (g)(j)	275	—
Estee Lauder Cos., Inc. (The), Class A	1,516	146
Eversource Energy	1,115	68
Exelon Corp.	4,909	177
Expedia, Inc.	191	28
Expeditors International of Washington, Inc.	277	16
Express Scripts Holding Co. (g)	3,568	228
Exxon Mobil Corp.	6,402	517
Fastenal Co.	504	22
FedEx Corp.	539	117
Fidelity National Information Services, Inc.	92	8
Fifth Third Bancorp	2,416	63
First Solar, Inc. (g)	227	9
FirstEnergy Corp.	2,340	68
Fiserv, Inc. (g)	392	48
Flowserve Corp.	214	10
Fluor Corp.	252	12
FMC Corp.	282	21
Ford Motor Co.	2,604	29
Fortive Corp.	163	10
Four Corners Property Trust, Inc. REIT	226	6
Franklin Resources, Inc.	889	40
Freeport-McMoRan, Inc. (g)	709	9
Frontier Communications Corp.	6,465	7
GameStop Corp., Class A	260	6
Gannett Co., Inc.	96	1
Gap, Inc. (The)	442	10
General Dynamics Corp.	331	66
General Electric Co.	5,736	155
General Mills, Inc.	3,163	175
Genuine Parts Co.	92	9
GGP, Inc. REIT	335	8
Gilead Sciences, Inc.	6,871	486
Goldman Sachs Group, Inc. (The)	1,213	269
H&R Block, Inc.	904	28
Halliburton Co.	1,795	77
Halyard Health, Inc. (g)	276	11
Harris Corp.	19	2
Hartford Financial Services Group, Inc. (The)	188	10
Hasbro, Inc.	145	16
HCA Healthcare, Inc. (g)	1,115	97

HCP, Inc. REIT	516	16
Hecla Mining Co.	1,873	10
Helmerich & Payne, Inc.	280	15
Henry Schein, Inc. (g)	617	113
Hershey Co. (The)	673	72
Hess Corp.	395	17
Hewlett Packard Enterprise Co.	2,948	49
Hologic, Inc. (g)	1,557	71
Home Depot, Inc.	322	49
Honeywell International, Inc.	1,269	169
Hormel Foods Corp.	742	25
Host Hotels & Resorts, Inc. REIT	2,268	41
HP, Inc.	2,948	52
Humana, Inc.	637	153
Huntington Bancshares, Inc.	231	3
Huntington Ingalls Industries, Inc.	49	9
IDEXX Laboratories, Inc. (g)	403	65
IHS Markit Ltd. (g)	748	33
ILG, Inc.	164	5
Illinois Tool Works, Inc.	729	104
Illumina, Inc. (g)	668	116
Ingersoll-Rand PLC	237	22
Ingevity Corp. (g)	25	1
Intel Corp.	5,066	171
Intercontinental Exchange, Inc.	1,063	70
International Business Machines Corp.	2,037	313
International Flavors & Fragrances, Inc.	192	26
International Paper Co.	256	14
Interpublic Group of Cos., Inc. (The)	1,328	33
Intuit, Inc.	744	99
Intuitive Surgical, Inc. (g)	260	243
Invesco Ltd.	1,105	39
Iron Mountain, Inc. REIT	724	25
ITT, Inc.	181	7
Jabil, Inc.	183	5
Jacobs Engineering Group, Inc.	256	14
Janus Henderson Group PLC (g)	52	2
JB Hunt Transport Services, Inc.	188	17
JC Penney Co., Inc. (g)	183	1
JM Smucker Co. (The)	699	83
Johnson & Johnson	12,704	1,681
Johnson Controls International PLC	755	33
JPMorgan Chase & Co.	10,598	969
Juniper Networks, Inc.	1,575	44
KBR, Inc.	216	3
Kellogg Co.	1,286	89
KeyCorp	2,873	54
Keysight Technologies, Inc. (g)	288	11
Kimberly-Clark Corp.	2,192	283
Kimco Realty Corp. REIT	692	13
KLA-Tencor Corp.	535	49
Knowles Corp. (g)	93	2
Kohl’s Corp.	568	22
Kraft Heinz Co. (The)	2,628	225
Kroger Co. (The)	6,845	160
L Brands, Inc.	619	33
L3 Technologies, Inc.	92	15
Laboratory Corp. of America Holdings (g)	674	104
Lam Research Corp.	265	37
Lamb Weston Holdings, Inc.	259	11
Las Vegas Sands Corp.	540	35

Legg Mason, Inc.	498	19
Leucadia National Corp.	686	18
Level 3 Communications, Inc. (g)	1,115	66
Liberty Global PLC, Class A (g)	710	23
Liberty Global PLC Series C (g)	1,557	49
Liberty Global PLC LiLAC, Class A (g)	207	5
Liberty Global PLC LiLAC Series C (g)	272	6
Liberty Property Trust REIT	255	10
Lockheed Martin Corp.	283	79
Loews Corp.	302	14
LogMeIn, Inc.	86	9
Lowe’s Cos., Inc.	1,758	136
LSC Communications, Inc.	153	3
LyondellBasell Industries N.V., Class A	259	22
M&T Bank Corp.	241	39
Macerich Co. (The) REIT	220	13
Macy’s, Inc.	143	3
Mallinckrodt PLC (g)	588	26
Manpowergroup, Inc.	395	44
Marathon Oil Corp.	1,043	12
Marathon Petroleum Corp.	1,110	58
Marriott International, Inc., Class A	689	69
Marriott Vacations Worldwide Corp.	160	19
Marsh & McLennan Cos., Inc.	302	24
Marvell Technology Group Ltd.	766	13
Mastercard, Inc., Class A	2,572	312
Mattel, Inc.	416	9
Maxim Integrated Products, Inc.	503	23
McCormick & Co., Inc.	403	39
McDonald’s Corp.	1,387	212
McEwen Mining, Inc.	1,419	4
McKesson Corp.	1,303	214
Medtronic PLC	6,840	607
Merck & Co., Inc.	13,463	863
MetLife, Inc.	272	15
MGM Resorts International	704	22
Microchip Technology, Inc.	233	18
Micron Technology, Inc. (g)	1,472	44
Microsoft Corp.	10,403	717
Molson Coors Brewing Co., Class B	1,110	96
Mondelez International, Inc., Class A	7,441	321
Monsanto Co.	730	86
Monster Beverage Corp. (g)	1,486	74
Moody’s Corp.	342	42
Mosaic Co. (The)	452	10
Motorola Solutions, Inc.	370	32
Murphy Oil Corp.	226	6
Murphy USA, Inc. (g)	188	14
Mylan N.V. (g)	2,014	78
NASDAQ, Inc.	735	53
National Oilwell Varco, Inc.	1,104	36
Navient Corp.	1,426	24
NetApp, Inc.	887	36
Netflix, Inc. (g)	507	76
NetScout Systems, Inc. (g)	1,890	65
New York Community Bancorp, Inc.	1,155	15
Newfield Exploration Co. (g)	260	7
Newmont Mining Corp.	2,899	94
News Corp., Class A	1,114	15
News Corp., Class B	251	4
NextEra Energy, Inc.	2,201	308

NIKE, Inc., Class B	1,741	103
NiSource, Inc.	1,168	30
Noble Corp., PLC	273	1
Noble Energy, Inc.	734	21
Nordstrom, Inc.	173	8
Norfolk Southern Corp.	1,063	129
Northern Trust Corp.	27	3
Northrop Grumman Corp.	255	65
NOW, Inc. (g)	253	4
NRG Energy, Inc.	1,115	19
Nucor Corp.	269	16
NVIDIA Corp.	920	133
O’Reilly Automotive, Inc. (g)	242	53
Occidental Petroleum Corp.	1,926	115
Omnicom Group, Inc.	644	53
ONE Gas, Inc.	265	18
ONEOK, Inc.	717	37
Oracle Corp.	6,414	322
Owens-Illinois, Inc. (g)	199	5
PACCAR, Inc.	763	50
Patterson Cos., Inc.	548	26
Paychex, Inc.	489	28
PayPal Holdings, Inc. (g)	2,034	109
Pentair PLC	156	10
People’s United Financial, Inc.	286	5
PepsiCo, Inc.	6,688	772
PerkinElmer, Inc.	403	27
Perrigo Co., PLC	585	44
Pfizer, Inc.	28,098	944
PG&E Corp.	2,679	178
Philip Morris International, Inc.	7,467	877
Phillips 66	1,115	92
Pinnacle West Capital Corp.	403	34
Pioneer Natural Resources Co.	232	37
Pitney Bowes, Inc.	726	11
PNC Financial Services Group, Inc. (The)	1,161	145
PPG Industries, Inc.	267	29
PPL Corp.	3,384	131
Praxair, Inc.	469	62
Priceline Group, Inc. (The) (g)	196	367
Procter & Gamble Co. (The)	14,303	1,247
Progressive Corp. (The)	197	9
ProLogis, Inc. REIT	1,112	65
Prudential Financial, Inc.	165	18
Public Service Enterprise Group, Inc.	3,031	130
Public Storage REIT	714	149
QEP Resources, Inc. (g)	349	4
QUALCOMM, Inc.	3,409	188
Quality Care Properties, Inc. REIT (g)	103	2
Quest Diagnostics, Inc.	675	75
Ralph Lauren Corp.	39	3
Range Resources Corp.	368	9
Rayonier Advanced Materials, Inc.	144	2
Rayonier, Inc. REIT	251	7
Raytheon Co.	275	44
Regency Centers Corp. REIT	190	12
Regeneron Pharmaceuticals, Inc. (g)	403	198
Regions Financial Corp.	4,047	59
Republic Services, Inc.	773	49
Reynolds American, Inc.	4,490	292
Robert Half International, Inc.	495	24

Rockwell Automation, Inc.	496	80
Rockwell Collins, Inc.	249	26
Roper Technologies, Inc.	195	45
Ross Stores, Inc.	734	42
Royal Caribbean Cruises Ltd.	509	56
Royal Gold, Inc.	309	24
RR Donnelley & Sons Co.	246	3
S&P Global, Inc.	738	108
Salesforce.com, Inc. (g)	1,175	102
SCANA Corp.	372	25
Schlumberger Ltd.	3,222	212
Scripps Networks Interactive, Inc., Class A	215	15
Sealed Air Corp.	220	10
Sempra Energy	1,420	160
Sherwin-Williams Co. (The)	50	18
Simon Property Group, Inc. REIT	1,276	206
SLM Corp. (g)	1,426	16
Southern Co. (The)	5,131	246
Southwest Airlines Co.	295	18
Southwestern Energy Co. (g)	842	5
Sprint Corp. (g)	6,211	51
Stanley Black & Decker, Inc.	196	28
Staples, Inc.	1,581	16
Starbucks Corp.	2,419	141
State Street Corp.	781	70
Stericycle, Inc. (g)	245	19
Stryker Corp.	1,896	263
SunTrust Banks, Inc.	1,333	76
Symantec Corp.	1,741	49
Synchrony Financial	32,586	972
Sysco Corp.	3,342	168
T-Mobile US, Inc. (g)	96	6
T. Rowe Price Group, Inc.	751	56
Target Corp.	658	34
TE Connectivity Ltd.	742	58
TechnipFMC PLC (g)	644	18
TEGNA, Inc.	192	3
Tenet Healthcare Corp. (g)	108	2
Texas Instruments, Inc.	2,947	227
Textron, Inc.	546	26
Thermo Fisher Scientific, Inc.	1,860	325
Tiffany & Co.	199	19
Time Warner, Inc.	1,780	179
Time, Inc.	273	4
TJX Cos., Inc. (The)	1,138	82
Travelers Cos., Inc. (The)	254	32
TripAdvisor, Inc. (g)	191	7
Twenty-First Century Fox, Inc., Class A	4,118	117
Twenty-First Century Fox, Inc., Class B	809	23
Tyson Foods, Inc., Class A	1,831	115
Union Pacific Corp.	1,162	127
United Parcel Service, Inc., Class B	973	108
United States Steel Corp.	265	6
United Technologies Corp.	720	88
UnitedHealth Group, Inc.	4,309	799
Universal Health Services, Inc., Class B	403	49
Urban Edge Properties REIT	127	3
Urban Outfitters, Inc. (g)	153	3
US Bancorp	3,959	206
Valero Energy Corp.	1,015	68
Varex Imaging Corp. (g)	97	3

Varian Medical Systems, Inc. (g)	648	67
Vectrus, Inc. (g)	10	—	@
Ventas, Inc. REIT	270	19
Verisk Analytics, Inc. (g)	518	44
Veritiv Corp. (g)	12	1
Verizon Communications, Inc.	33,355	1,489
Versum Materials, Inc.	106	3
Vertex Pharmaceuticals, Inc. (g)	1,007	130
VF Corp.	760	44
Viacom, Inc., Class B	1,091	37
Visa, Inc., Class A	3,263	306
Vornado Realty Trust REIT	172	16
Wal-Mart Stores, Inc.	10,930	827
Walgreens Boots Alliance, Inc.	5,831	457
Walt Disney Co. (The)	2,790	296
Washington Prime Group, Inc. REIT	720	6
Waste Management, Inc.	1,063	78
Waters Corp. (g)	585	108
Weatherford International PLC (g)	1,233	5
WEC Energy Group, Inc.	1,898	116
Wells Fargo & Co.	10,854	601
Welltower, Inc. REIT	245	18
Western Digital Corp.	212	19
Western Union Co. (The)	1,524	29
WestRock Co.	148	8
Weyerhaeuser Co. REIT	922	31
Whole Foods Market, Inc.	2,258	95
Williams Cos., Inc. (The)	2,086	63
WPX Energy, Inc. (g)	1,043	10
WW Grainger, Inc.	221	40
Wyndham Worldwide Corp.	171	17
Wynn Resorts Ltd.	264	35
Xcel Energy, Inc.	2,975	136
Xerox Corp.	399	11
Xilinx, Inc.	534	34
Xylem, Inc.	559	31
Yum! Brands, Inc.	873	64
Zimmer Biomet Holdings, Inc.	1,300	167
Zions Bancorporation	183	8
Zoetis, Inc.	4,325	270
		59,264
Total Common Stocks (Cost $132,085)		174,492

Short-Term Investments (5.3%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $15,510)	15,510,224	15,510

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill,
1.19%, 4/26/18 (l)(m) (Cost $2,838)	$2,866	2,839
Total Short-Term Investments (Cost $18,348)		18,349
Total Investments (99.9%) (Cost $300,714) (n)(o)(p)		345,138
Other Assets in Excess of Liabilities (0.1%)		471
Net Assets (100.0%)		$345,609

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(g)	Non-income producing security.
(h)	Security has been deemed illiquid at June 30, 2017.
(i)	Security trades on the Hong Kong exchange.
(j)

At June 30, 2017, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $47,000 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at June 30, 2017.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)

Securities are available for collateral in connection with purchase of a when-issued security, securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(o)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(p)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $53,588,000 and the aggregate gross unrealized depreciation is approximately $9,164,000, resulting in net unrealized appreciation of approximately $44,424,000.

@	Value is less than $500.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	2,734		$2,031	7/7/17	$(70)
Australia and New Zealand Banking Group	DKK	1,829		$275	7/7/17	(6)
Australia and New Zealand Banking Group	MYR	1,600		$372	7/7/17	(—@ )
Australia and New Zealand Banking Group	NOK	2,104		$248	7/7/17	(4)
Australia and New Zealand Banking Group	NZD	1,900	EUR	1,196	7/7/17	(27)
Australia and New Zealand Banking Group	SEK	1,350		$155	7/7/17	(5)
Australia and New Zealand Banking Group		$828	CAD	1,117	7/7/17	33
Australia and New Zealand Banking Group		$280	CHF	270	7/7/17	2
Australia and New Zealand Banking Group		$4,288	EUR	3,809	7/7/17	64
Australia and New Zealand Banking Group		$7,831	EUR	6,953	7/7/17	111
Australia and New Zealand Banking Group		$106	EUR	95	7/7/17	2
Australia and New Zealand Banking Group		$1,739	GBP	1,347	7/7/17	16
Australia and New Zealand Banking Group		$813	JPY	89,865	7/7/17	(14)
Australia and New Zealand Banking Group		$5,550	JPY	613,540	7/7/17	(95)
Australia and New Zealand Banking Group		$1	JPY	76	7/7/17	(—@ )
Australia and New Zealand Banking Group		$5	JPY	570	7/7/17	(—@ )
Australia and New Zealand Banking Group		$1,511	NZD	2,134	7/7/17	53
Australia and New Zealand Banking Group		$278	PLN	1,033	7/7/17	1
Barclays Bank PLC	GBP	95	EUR	109	7/7/17	1
Goldman Sachs International	EUR	618	PLN	2,600	7/7/17	(5)
Goldman Sachs International	PLN	416		$111	7/7/17	(1)
Goldman Sachs International		$454	CAD	614	7/7/17	19
HSBC Bank PLC	EUR	569	NOK	5,400	7/7/17	(3)
HSBC Bank PLC	GBP	910	EUR	1,043	7/7/17	6
HSBC Bank PLC	NOK	5,300	SEK	5,441	7/7/17	11
HSBC Bank PLC		$633	GBP	491	7/7/17	7
HSBC Bank PLC		$128	MXN	2,336	7/7/17	1
HSBC Bank PLC		$2,862	MXN	51,845	7/7/17	(6)
HSBC Bank PLC		$133	NOK	1,122	7/7/17	2
JPMorgan Chase Bank NA	AUD	123		$92	7/7/17	(3)
JPMorgan Chase Bank NA	BRL	1,853		$570	7/7/17	11
JPMorgan Chase Bank NA	BRL	5,740		$1,741	7/7/17	9
JPMorgan Chase Bank NA	BRL	2,604		$784	7/7/17	(2)
JPMorgan Chase Bank NA	BRL	3,461		$1,061	7/7/17	17
JPMorgan Chase Bank NA	CAD	3		$2	7/7/17	(—@ )

JPMorgan Chase Bank NA	EUR	293		$331	7/7/17	(4)
JPMorgan Chase Bank NA	GBP	1,318		$1,698	7/7/17	(18)
JPMorgan Chase Bank NA	GBP	310		$400	7/7/17	(4)
JPMorgan Chase Bank NA	KRW	1,911,008		$1,673	7/7/17	2
JPMorgan Chase Bank NA	MXN	21,324		$1,165	7/7/17	(9)
JPMorgan Chase Bank NA	RUB	53,601		$936	7/7/17	27
JPMorgan Chase Bank NA	RUB	15,800		$278	7/7/17	10
JPMorgan Chase Bank NA	SEK	20		$2	7/7/17	(—@ )
JPMorgan Chase Bank NA		$4,124	BRL	13,658	7/7/17	(4)
JPMorgan Chase Bank NA		$209	EUR	186	7/7/17	3
JPMorgan Chase Bank NA		$139	JPY	15,391	7/7/17	(2)
JPMorgan Chase Bank NA		$1,292	KRW	1,444,468	7/7/17	(30)
JPMorgan Chase Bank NA		$417	KRW	466,540	7/7/17	(9)
JPMorgan Chase Bank NA		$373	MYR	1,600	7/7/17	(—@ )
JPMorgan Chase Bank NA		$1,162	RUB	69,401	7/7/17	14
JPMorgan Chase Bank NA		$487	SEK	4,226	7/7/17	15
UBS AG	AUD	887		$656	7/7/17	(26)
UBS AG	CAD	805	MXN	11,200	7/7/17	(4)
UBS AG	CAD	1,176		$872	7/7/17	(35)
UBS AG	CHF	102		$106	7/7/17	(1)
UBS AG	EUR	662	CHF	720	7/7/17	(5)
UBS AG	EUR	308	SEK	3,000	7/7/17	5
UBS AG	EUR	4,124		$4,635	7/7/17	(75)
UBS AG	JPY	547,360		$4,932	7/7/17	65
UBS AG	MXN	11,800	JPY	69,532	7/7/17	(32)
UBS AG	MXN	69,757		$3,720	7/7/17	(122)
UBS AG	MXN	24,748		$1,321	7/7/17	(42)
UBS AG	PLN	229		$62	7/7/17	(—@ )
UBS AG	SEK	6,000		$684	7/7/17	(28)
UBS AG		$378	DKK	2,500	7/7/17	6
UBS AG		$30	EUR	27	7/7/17	1
UBS AG		$190	EUR	170	7/7/17	4
UBS AG		$31	EUR	28	7/7/17	1
UBS AG		$29	GBP	23	7/7/17	—
UBS AG		$67	JPY	7,378	7/7/17	(1)
UBS AG		$562	SEK	4,883	7/7/17	17
UBS AG		$245	SGD	340	7/7/17	2
UBS AG		$255	THB	8,696	7/7/17	1
UBS AG	ZAR	890		$68	7/7/17	(—@ )
Australia and New Zealand Banking Group		$372	MYR	1,600	8/4/17	— @
JPMorgan Chase Bank NA	BRL	13,658		$4,099	8/4/17	2
JPMorgan Chase Bank NA	RUB	69,401		$1,155	8/4/17	(15)
JPMorgan Chase Bank NA		$193	BRL	640	8/4/17	(1)
JPMorgan Chase Bank NA		$1,673	KRW	1,911,008	8/4/17	(2)
Bank of America NA	CHF	187		$192	8/10/17	(3)
Bank of America NA	EUR	1,178		$1,314	8/10/17	(34)
Bank of America NA	ILS	2,243		$634	8/10/17	(10)
Bank of America NA	PLN	6,112		$1,601	8/10/17	(48)
Bank of Montreal	AUD	60		$46	8/10/17	(1)
Bank of Montreal	HUF	221,371		$797	8/10/17	(23)
Bank of Montreal	JPY	207,939		$1,870	8/10/17	18
Bank of New York Mellon	CHF	28		$29	8/10/17	(—@ )
Barclays Bank PLC	AUD	777		$588	8/10/17	(9)
Barclays Bank PLC	EUR	8,810		$9,829	8/10/17	(253)
Barclays Bank PLC	SGD	108		$78	8/10/17	(1)
Barclays Bank PLC		$6,241	GBP	4,935	8/10/17	194
BNP Paribas SA	CAD	79		$59	8/10/17	(1)
BNP Paribas SA	CHF	55		$56	8/10/17	(1)
BNP Paribas SA	JPY	32,263		$290	8/10/17	3
Citibank NA	AUD	287		$218	8/10/17	(3)

Citibank NA	CHF	479		$493	8/10/17	(8)
Citibank NA	CLP	258,787		$386	8/10/17	(4)
Citibank NA	CLP	93,998		$139	8/10/17	(2)
Citibank NA	CLP	267,814		$398	8/10/17	(5)
Citibank NA	EUR	5,308		$5,922	8/10/17	(151)
Citibank NA	JPY	201,855		$1,816	8/10/17	18
Citibank NA	RUB	21,813		$380	8/10/17	13
Citibank NA	RUB	7,819		$137	8/10/17	5
Citibank NA	THB	32,288		$949	8/10/17	(1)
Citibank NA		$5,866	TRY	21,086	8/10/17	63
Commonwealth Bank of Australia	AUD	509		$385	8/10/17	(6)
Commonwealth Bank of Australia	EUR	4,652		$5,190	8/10/17	(134)
Commonwealth Bank of Australia	NZD	19		$14	8/10/17	(—@ )
Commonwealth Bank of Australia		$354	AUD	462	8/10/17	— @
Commonwealth Bank of Australia		$213	GBP	168	8/10/17	7
Credit Suisse International	CHF	30		$31	8/10/17	(1)
Credit Suisse International	EUR	3,230		$3,603	8/10/17	(93)
Goldman Sachs International	AUD	486		$368	8/10/17	(5)
Goldman Sachs International	BRL	4,786		$1,395	8/10/17	(39)
Goldman Sachs International	BRL	8,931		$2,691	8/10/17	16
Goldman Sachs International	BRL	5,280		$1,589	8/10/17	7
Goldman Sachs International	BRL	7,171		$2,163	8/10/17	15
Goldman Sachs International	BRL	452		$136	8/10/17	1
Goldman Sachs International	CHF	222		$232	8/10/17	(—@ )
Goldman Sachs International	EUR	9,101		$10,156	8/10/17	(259)
Goldman Sachs International	HUF	4,523		$16	8/10/17	(—@ )
Goldman Sachs International	IDR	5,113,397		$382	8/10/17	— @
Goldman Sachs International	IDR	1,845,079		$138	8/10/17	— @
Goldman Sachs International	IDR	5,280,285		$392	8/10/17	(3)
Goldman Sachs International	INR	25,039		$386	8/10/17	— @
Goldman Sachs International	INR	9,076		$139	8/10/17	(—@ )
Goldman Sachs International	INR	25,447		$391	8/10/17	(1)
Goldman Sachs International		$212	GBP	168	8/10/17	7
Goldman Sachs International	ZAR	5,508		$417	8/10/17	(1)
JPMorgan Chase Bank NA	AUD	304		$230	8/10/17	(3)
JPMorgan Chase Bank NA	BRL	2,042		$636	8/10/17	24
JPMorgan Chase Bank NA	BRL	1,259		$378	8/10/17	1
JPMorgan Chase Bank NA	BRL	3,288		$1,000	8/10/17	15
JPMorgan Chase Bank NA	CHF	95		$97	8/10/17	(2)
JPMorgan Chase Bank NA	JPY	1,042,046		$9,368	8/10/17	89
JPMorgan Chase Bank NA	MXN	5,913		$325	8/10/17	1
JPMorgan Chase Bank NA	MYR	1,641		$385	8/10/17	3
JPMorgan Chase Bank NA	MYR	595		$139	8/10/17	1
JPMorgan Chase Bank NA	MYR	1,715		$393	8/10/17	(5)
JPMorgan Chase Bank NA	NOK	5,069		$593	8/10/17	(15)
JPMorgan Chase Bank NA	TWD	11,557		$384	8/10/17	4
JPMorgan Chase Bank NA	TWD	4,170		$139	8/10/17	2
JPMorgan Chase Bank NA	TWD	11,950		$397	8/10/17	4
JPMorgan Chase Bank NA		$641	BRL	2,137	8/10/17	(—@ )
JPMorgan Chase Bank NA		$70	JPY	7,792	8/10/17	(1)
JPMorgan Chase Bank NA		$6,115	MXN	111,650	8/10/17	2
JPMorgan Chase Bank NA		$5,879	TRY	21,119	8/10/17	60
JPMorgan Chase Bank NA	ZAR	6,699		$507	8/10/17	(2)
State Street Bank and Trust Co.	DKK	435		$65	8/10/17	(2)
State Street Bank and Trust Co.	EUR	729		$814	8/10/17	(21)
State Street Bank and Trust Co.	KRW	430,478		$385	8/10/17	8
State Street Bank and Trust Co.	KRW	156,162		$139	8/10/17	3
State Street Bank and Trust Co.	KRW	449,936		$398	8/10/17	5
State Street Bank and Trust Co.	RUB	52,290		$898	8/10/17	18
State Street Bank and Trust Co.		$524	RUB	30,165	8/10/17	(16)
UBS AG	AUD	6,526		$4,943	8/10/17	(71)

UBS AG	DKK	4,265		$640	8/10/17	(17)
UBS AG	EUR	10,465		$11,673	8/10/17	(301)
UBS AG	EUR	446		$511	8/10/17	(—@ )
UBS AG	HKD	1,326		$170	8/10/17	— @
UBS AG		$121	EUR	108	8/10/17	2
UBS AG		$1,575	GBP	1,246	8/10/17	49
UBS AG		$5,257	SEK	46,080	8/10/17	224
Citibank NA	CZK	8,875		$394	2/1/18	(—@ )
Citibank NA	CZK	11,440		$496	2/1/18	(12)
Citibank NA	EUR	2,785		$3,036	2/1/18	(182)
Citibank NA	EUR	3,184		$3,464	2/1/18	(215)
Citibank NA	EUR	3,456		$3,768	2/1/18	(226)
Citibank NA	EUR	1,152		$1,256	2/1/18	(75)
Citibank NA	EUR	1,179		$1,281	2/1/18	(82)
Citibank NA		$3,071	CZK	75,235	2/1/18	269
Citibank NA		$3,504	CZK	86,013	2/1/18	314
Citibank NA		$3,753	CZK	92,309	2/1/18	345
Citibank NA		$1,252	CZK	30,770	2/1/18	114
Citibank NA		$1,275	CZK	31,493	2/1/18	123
Citibank NA		$352	EUR	309	2/1/18	5
Citibank NA		$211	EUR	182	2/1/18	— @
						$(465)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$347	Jul-17	$(11)
CAC 40 Index (France)	7	409	Jul-17	(9)
German Euro BOBL (Germany)	31	4,663	Sep-17	(44)
Gold Futures (United States)	13	1,615	Aug-17	(19)
MSCI Emerging Market E Mini (United States)	502	25,308	Sep-17	(80)
MSCI Singapore Free Index (Singapore)	37	963	Jul-17	3
S&P 500 E Mini Index (United States)	445	53,865	Sep-17	(156)
TOPIX Index (Japan)	49	7,021	Sep-17	39
U.S. Treasury 10 yr. Note (United States)	29	3,641	Sep-17	(2)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	159	21,435	Sep-17	(38)
U.S. Treasury 2 yr. Note (United States)	58	12,534	Sep-17	(10)
U.S. Treasury 30 yr. Bond (United States)	3	461	Sep-17	5
U.S. Treasury Ultra Bond (United States)	9	1,493	Sep-17	29

Short:
Brent Crude Futures (United Kingdom)	20	(976)	Jul-17	(36)
Copper Future (United States)	71	(4,812)	Sep-17	(64)
Euro Stoxx 50 Index (Germany)	296	(11,599)	Sep-17	401
FTSE 100 Index (United Kingdom)	27	(2,547)	Sep-17	75
German Euro BTP (Germany)	16	(2,470)	Sep-17	(22)
German Euro Bund (Germany)	41	(7,580)	Sep-17	126
Hang Seng Index (Hong Kong)	96	(6,268)	Jul-17	68

NIKKEI 225 Index (United States)	9	(803)	Sep-17	2
OMXS 30 Index (Sweden)	96	(1,826)	Jul-17	55
U.S. Treasury 10 yr. Note (United States)	27	(3,389)	Sep-17	20
U.S. Treasury 5 yr. Note (United States)	42	(4,949)	Sep-17	3
				$335

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	3 Month KORIBOR	Pay	1.83%	6/14/27	KRW	1,400,000	$(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		$3,400	(96)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.46	6/14/26	EUR	6,970	426
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.40	10/26/26		505	21
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.64	11/24/26		1,039	17
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	12/9/26		7,212	49
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.81	1/30/27		1,220	(1)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	6/23/27		2,130	38
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46		$640	(24)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	5/23/47		730	13
							$442

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2017:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Bank Custom Basket Elevators Index††	$1,124	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	$—	$5
Barclays Bank PLC	Barclays Bank Custom Basket Elevators Index††	983	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	—	(6)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	970	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	(56)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	473	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	(27)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	496	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	(38)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	1,995	3 Month USD LIBOR minus 0.12%	Pay	11/16/17	—	(116)

Citibank NA	Citi Custom U.S. Cyclicals Index††	5,121	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	18
Citibank NA	Citi Custom U.S. Cyclicals Index††	5,342	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	19
Citibank NA	Citi Custom U.S. Cyclicals Index††	1,276	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	4
JPMorgan Chase Bank NA	S&P 500 Capital Goods Industry Group Index	4,204	3 Month USD LIBOR	Pay	3/8/18	—	(15)
JPMorgan Chase Bank NA	S&P 500 Capital Goods Industry Group Index	4,193	3 Month USD LIBOR plus 0.19%	Pay	3/8/18	—	(14)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	594	3 Month USD LIBOR minus 0.10%	Pay	3/15/18	—	(12)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	574	3 Month USD LIBOR minus 0.10%	Pay	3/15/18	—	(12)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	2,202	3 Month USD LIBOR plus 0.10%	Pay	3/15/18	—	(44)
JPMorgan Chase Bank NA	JPM Custom U.S. Cyclicals Index††	2,690	3 Month USD LIBOR	Pay	5/23/18	—	(104)
JPMorgan Chase Bank NA	JPM Custom U.S. Cyclicals Index††	2,290	3 Month USD LIBOR minus 0.10%	Pay	5/23/18	—	(2)
JPMorgan Chase Bank NA	JPM Custom U.S. Defensive Index††	2,312	3 Month USD LIBOR minus 0.02%	Receive	5/23/18	—	1
JPMorgan Chase Bank NA	JPM Custom U.S. Defensive Index††	2,704	3 Month USD LIBOR minus 0.02%	Receive	5/23/18	—	68
JPMorgan Chase Bank NA	JPM Custom China Property Index††	870	3 Month USD LIBOR minus 0.10%	Pay	6/11/18	—	(7)
							$(338)

††                                    See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Bank Custom Basket Elevators Index as of June 30, 2017.

Security Description	Index Weight
Barclays Bank Custom Basket Elevators Index
Fujitec Co., Ltd.	1.39%
Kone OYJ	53.89
Schindler Holding AG	44.18
Yungtay Engineering Co., Ltd.	0.54
100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Basket Iron Ore Index as of June 30, 2017.

Security Description	Index Weight
BNP Custom Basket Iron Ore Index
African Rainbow Minerals Ltd.	1.07%
Assore Ltd.	0.23
BHP Billiton PLC	25.56
Ferrexpo PLC	1.09
Fortescue Metals Group Ltd.	8.19
Rio Tinto PLC	41.72
Vale SA	22.14
100.00%

The following table represents the equity basket holdings underlying the total return swap with Citi Custom U.S. Cyclicals Index as of June 30, 2017.

Security Description	Index Weight
Citi Custom U.S. Cyclicals Index
3M Co.	1.27%
Accenture PLC	0.78
Activision Blizzard, Inc.	0.35
Acuity Brands, Inc.	0.09
Adobe Systems, Inc.	0.72
Advance Auto Parts, Inc.	0.09
Air Products & Chemicals, Inc.	0.32
Akamai Technologies, Inc.	0.09
Alaska Air Group, Inc.	0.11
Albemarle Corp.	0.12
Allegion PLC	0.08
Alliance Data Systems Corp.	0.15
Alphabet, Inc.	5.59
Amazon.com, Inc.	3.89
American Airlines Group, Inc.	0.26
AMETEK, Inc.	0.14
Amphenol Corp.	0.23
Analog Devices, Inc.	0.40
Apple, Inc.	7.90
Applied Materials, Inc.	0.47
Arconic, Inc.	0.09
Autodesk, Inc.	0.20
Automatic Data Processing, Inc.	0.47
AutoNation, Inc.	0.03
AutoZone, Inc.	0.17
Avery Dennison Corp.	0.08
Ball Corp.	0.16
Bed Bath & Beyond, Inc.	0.05
Best Buy Co., Inc.	0.16
Boeing Co. (The)	1.15
BorgWarner, Inc.	0.09
Broadcom Ltd.	0.96
CA, Inc.	0.11
CarMax, Inc.	0.12
Carnival Corp.	0.28

Cars.com, Inc.	0.02
Caterpillar, Inc.	0.62
CBS Corp.	0.25
CF Industries Holdings, Inc.	0.07
CH Robinson Worldwide, Inc.	0.10
Charter Communications, Inc.	0.76
Chipotle Mexican Grill, Inc.	0.12
Cintas Corp.	0.11
Cisco Systems, Inc.	1.60
Citrix Systems, Inc.	0.13
Coach, Inc.	0.13
Cognizant Technology Solutions Corp.	0.41
Comcast Corp.	1.90
Corning, Inc.	0.29
CSRA, Inc.	0.05
CSX Corp.	0.53
Cummins, Inc.	0.25
Darden Restaurants, Inc.	0.11
Deere & Co.	0.36
Delphi Automotive PLC	0.24
Delta Air Lines, Inc.	0.40
Discovery Communications, Inc.	0.09
Dollar General Corp.	0.19
Dollar Tree, Inc.	0.17
Dover Corp.	0.13
Dow Chemical Co. (The)	0.71
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.05
DXC Technology Co.	0.11
Eastman Chemical Co.	0.12
Eaton Corp PLC	0.35
eBay, Inc.	0.37
Ecolab, Inc.	0.36
EI du Pont de Nemours & Co.	0.71
Electronic Arts, Inc.	0.31
Emerson Electric Co.	0.39
Equifax, Inc.	0.16
Expedia, Inc.	0.19
Expeditors International of Washington, Inc.	0.10
F5 Networks, Inc.	0.09
Facebook, Inc.	3.68
Fastenal Co.	0.13
FedEx Corp.	0.54
Fidelity National Information Services, Inc.	0.29
First Solar, Inc.	0.03
Fiserv, Inc.	0.27
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.06
Fluor Corp.	0.06
FMC Corp.	0.10
Foot Locker, Inc.	0.07
Ford Motor Co.	0.45
Fortive Corp.	0.19
Fortune Brands Home & Security, Inc.	0.10
Freeport-McMoRan, Inc.	0.16
Gap, Inc. (The)	0.05
Garmin Ltd.	0.06
General Dynamics Corp.	0.58
General Electric Co.	2.93
Genuine Parts Co.	0.14
Global Payments, Inc.	0.15
Goodyear Tire & Rubber Co. (The)	0.09
H&R Block, Inc.	0.07
Hanesbrands, Inc.	0.09
Harley-Davidson, Inc.	0.10
Harris Corp.	0.14
Hasbro, Inc.	0.13
Hewlett Packard Enterprise Co.	0.28
Home Depot, Inc. (The)	1.91
Honeywell International, Inc.	1.02
HP, Inc.	0.30

Illinois Tool Works, Inc.	0.46
Ingersoll-Rand PLC	0.24
Intel Corp.	1.69
International Business Machines Corp.	1.36
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.24
Interpublic Group of Cos., Inc. (The)	0.09
Intuit, Inc.	0.33
Jacobs Engineering Group, Inc.	0.07
JB Hunt Transport Services, Inc.	0.08
Johnson Controls International PLC	0.41
Juniper Networks, Inc.	0.11
Kansas City Southern	0.11
KLA-Tencor Corp.	0.15
Kohl’s Corp.	0.07
L Brands, Inc.	0.14
L3 Technologies, Inc.	0.13
Lam Research Corp.	0.24
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.11
LKQ Corp.	0.10
Lockheed Martin Corp.	0.71
Lowe’s Cos., Inc.	0.69
LyondellBasell Industries N.V.	0.29
Macy’s, Inc.	0.07
Marriott International, Inc.	0.33
Martin Marietta Materials, Inc.	0.14
Masco Corp.	0.13
Mattel, Inc.	0.08
McDonald’s Corp.	1.31
Michael Kors Holdings Ltd.	0.06
Microchip Technology, Inc.	0.18
Micron Technology, Inc.	0.32
Microsoft Corp.	5.45
Mohawk Industries, Inc.	0.15
Monsanto Co.	0.54
Mosaic Co. (The)	0.08
Motorola Solutions, Inc.	0.15
NetApp, Inc.	0.11
Netflix, Inc.	0.67
Newell Brands, Inc.	0.26
Newmont Mining Corp.	0.18
News Corp.	0.07
Nielsen Holdings PLC	0.13
NIKE, Inc.	0.79
Nordstrom, Inc.	0.06
Norfolk Southern Corp.	0.36
Northrop Grumman Corp.	0.46
Nucor Corp.	0.18
NVIDIA Corp.	0.89
Omnicom Group, Inc.	0.20
Oracle Corp.	1.52
O’Reilly Automotive, Inc.	0.22
PACCAR, Inc.	0.23
Parker-Hannifin Corp.	0.21
Paychex, Inc.	0.19
PayPal Holdings, Inc.	0.62
Pentair PLC	0.11
Pitney Bowes, Inc.	0.03
PPG Industries, Inc.	0.30
Praxair, Inc.	0.39
Priceline Group, Inc. (The)	0.93
PulteGroup, Inc.	0.08
PVH Corp.	0.09
Qorvo, Inc.	0.08
QUALCOMM, Inc.	0.82
Quanta Services, Inc.	0.05
Ralph Lauren Corp.	0.04
Raytheon Co.	0.48
Red Hat, Inc.	0.18

Republic Services, Inc.	0.15
Robert Half International, Inc.	0.06
Rockwell Automation, Inc.	0.21
Rockwell Collins, Inc.	0.14
Roper Technologies, Inc.	0.23
Ross Stores, Inc.	0.24
Royal Caribbean Cruises Ltd.	0.19
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.57
Scripps Networks Interactive, Inc.	0.07
Seagate Technology PLC	0.11
Sealed Air Corp.	0.10
Sherwin-Williams Co. (The)	0.29
Signet Jewelers Ltd.	0.04
Skyworks Solutions, Inc.	0.18
Snap-on, Inc.	0.09
Southwest Airlines Co.	0.38
Stanley Black & Decker, Inc.	0.21
Staples, Inc.	0.07
Starbucks Corp.	0.87
Stericycle, Inc.	0.06
Symantec Corp.	0.18
Target Corp.	0.30
TE Connectivity Ltd.	0.29
TEGNA, Inc.	0.03
Teradata Corp.	0.04
Texas Instruments, Inc.	0.80
Textron, Inc.	0.13
Tiffany & Co.	0.10
Time Warner, Inc.	0.81
TJX Cos., Inc. (The)	0.48
Total System Services, Inc.	0.10
Tractor Supply Co.	0.07
TransDigm Group, Inc.	0.14
TripAdvisor, Inc.	0.05
Twenty-First Century Fox, Inc.	0.46
Ulta Beauty, Inc.	0.18
Under Armour, Inc.	0.08
Union Pacific Corp.	0.92
United Continental Holdings, Inc.	0.22
United Parcel Service, Inc.	0.78
United Rentals, Inc.	0.10
United Technologies Corp.	0.96
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.09
Verisk Analytics, Inc.	0.13
VF Corp.	0.19
Viacom, Inc.	0.12
Visa, Inc.	1.79
Vulcan Materials Co.	0.17
Walt Disney Co. (The)	1.61
Waste Management, Inc.	0.31
Western Digital Corp.	0.26
Western Union Co. (The)	0.10
WestRock Co.	0.15
Whirlpool Corp.	0.15
WW Grainger, Inc.	0.10
Wyndham Worldwide Corp.	0.11
Wynn Resorts Ltd.	0.11
Xerox Corp.	0.06
Xilinx, Inc.	0.17
Xylem, Inc.	0.10
Yum! Brands, Inc.	0.26
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	12.93%
China CITIC Bank Corp., Ltd.	36.14
China Everbright Bank Co., Ltd.	2.12
China Merchants Bank Co., Ltd.	31.55
China Minsheng Banking Corp., Ltd.	13.10
Chongqing Rural Commercial Bank Co., Ltd.	4.16
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Cyclicals Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom U.S. Cyclicals Index
3M Co.	4.62%
Acuity Brands, Inc.	0.33
Advanced Micro Devices, Inc.	0.34
Allegion PLC	0.29
AMETEK, Inc.	0.52
Analog Devices, Inc.	1.01
Applied Materials, Inc.	1.59
Arconic, Inc.	0.37
Boeing Co. (The)	4.19
BorgWarner, Inc.	0.43
Broadcom Ltd.	3.33
Caterpillar, Inc.	2.34
Coach, Inc.	0.53
Cummins, Inc.	0.93
Deere & Co.	1.35
Delphi Automotive PLC	1.19
Dover Corp.	0.46
DR Horton, Inc.	0.47
Eaton Corp PLC	1.30
Emerson Electric Co.	1.43
Fastenal Co.	0.47
Flowserve Corp.	0.23
Fluor Corp.	0.24
Ford Motor Co.	2.20
Fortive Corp.	0.71
Fortune Brands Home & Security, Inc.	0.37
Garmin Ltd.	0.23
General Dynamics Corp.	2.10
General Electric Co.	8.77
General Motors Co.	2.40
Goodyear Tire & Rubber Co. (The)	0.44
Hanesbrands, Inc.	0.35
Harley-Davidson, Inc.	0.48
Hasbro, Inc.	0.50
Honeywell International, Inc.	3.78
Illinois Tool Works, Inc.	1.66
Ingersoll-Rand PLC	0.88
Intel Corp.	5.69
Jacobs Engineering Group, Inc.	0.25

Johnson Controls International PLC	1.51
KLA-Tencor Corp.	0.51
L3 Technologies, Inc.	0.48
Lam Research Corp.	0.82
Leggett & Platt, Inc.	0.28
Lennar Corp.	0.43
Lockheed Martin Corp.	2.58
Masco Corp.	0.46
Mattel, Inc.	0.29
Michael Kors Holdings Ltd.	0.23
Microchip Technology, Inc.	0.60
Micron Technology, Inc.	1.10
Mohawk Industries, Inc.	0.61
Newell Brands, Inc.	1.03
NIKE, Inc.	3.12
Northrop Grumman Corp.	1.67
NVIDIA Corp.	3.04
PACCAR, Inc.	0.86
Parker-Hannifin Corp.	0.79
Pentair PLC	0.41
PulteGroup, Inc.	0.28
PVH Corp.	0.36
Qorvo, Inc.	0.29
QUALCOMM, Inc.	2.91
Quanta Services, Inc.	0.19
Ralph Lauren Corp.	0.17
Raytheon Co.	1.76
Rockwell Automation, Inc.	0.77
Rockwell Collins, Inc.	0.63
Roper Technologies, Inc.	0.88
Skyworks Solutions, Inc.	0.63
Snap-on, Inc.	0.34
Stanley Black & Decker, Inc.	0.80
Texas Instruments, Inc.	2.74
Textron, Inc.	0.47
TransDigm Group, Inc.	0.50
Under Armour, Inc.	0.31
United Rentals, Inc.	0.35
United Technologies Corp.	3.40
VF Corp.	0.76
Whirlpool Corp.	0.57
WW Grainger, Inc.	0.36
Xilinx, Inc.	0.57
Xylem, Inc.	0.37
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Defensive Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom U.S. Defensive Index
AbbVie, Inc.	2.41%
AES Corp.	0.15
Agilent Technologies, Inc.	0.40
Alexion Pharmaceuticals, Inc.	0.60
Allergan PLC	1.84
Alliant Energy Corp.	0.19
Altria Group, Inc.	2.98
Ameren Corp.	0.27
American Electric Power Co., Inc.	0.70
American Water Works Co., Inc.	0.29
Amgen, Inc.	2.71
Archer-Daniels-Midland Co.	0.50
AT&T, Inc.	4.92
Biogen, Inc.	1.25
Bristol-Myers Squibb Co.	1.94
Brown-Forman Corp.	0.17
Campbell Soup Co.	0.21
Celgene Corp.	2.10
CenterPoint Energy, Inc.	0.25
CenturyLink, Inc.	0.27
Church & Dwight Co., Inc.	0.28
Clorox Co. (The)	0.35
CMS Energy Corp.	0.27
Coca-Cola Co. (The)	3.57
Colgate-Palmolive Co.	1.28
Conagra Brands, Inc.	0.31
Consolidated Edison, Inc.	0.51
Constellation Brands, Inc.	0.68
Costco Wholesale Corp.	1.48
Coty, Inc.	0.18
CVS Health Corp.	1.81
Dominion Energy, Inc.	1.01
Dr Pepper Snapple Group, Inc.	0.35
DTE Energy Co.	0.39
Duke Energy Corp.	1.21
Edison International	0.54
Eli Lilly & Co.	1.70
Entergy Corp.	0.29
Estee Lauder Cos., Inc. (The)	0.44
Eversource Energy	0.39

Exelon Corp.	0.68
FirstEnergy Corp.	0.27
General Mills, Inc.	0.68
Gilead Sciences, Inc.	1.99
Hershey Co. (The)	0.30
Hormel Foods Corp.	0.19
Illumina, Inc.	0.55
Incyte Corp.	0.43
JM Smucker Co. (The)	0.28
Johnson & Johnson	7.20
Kellogg Co.	0.37
Kimberly-Clark Corp.	0.95
Kraft Heinz Co. (The)	1.05
Kroger Co. (The)	0.45
Level 3 Communications, Inc.	0.36
Mallinckrodt PLC	0.10
McCormick & Co., Inc.	0.23
Merck & Co., Inc.	3.68
Mettler-Toledo International, Inc.	0.31
Molson Coors Brewing Co.	0.33
Mondelez International, Inc.	1.35
Monster Beverage Corp.	0.43
Mylan N.V.	0.36
NextEra Energy, Inc.	1.34
NiSource, Inc.	0.17
NRG Energy, Inc.	0.11
PepsiCo, Inc.	3.38
PerkinElmer, Inc.	0.15
Perrigo Co., PLC	0.22
Pfizer, Inc.	4.28
PG&E Corp.	0.71
Philip Morris International, Inc.	3.72
Pinnacle West Capital Corp.	0.20
PPL Corp.	0.54
Procter & Gamble Co. (The)	4.61
Public Service Enterprise Group, Inc.	0.45
Regeneron Pharmaceuticals, Inc.	0.73
Reynolds American, Inc.	1.09
SCANA Corp.	0.20
Sempra Energy	0.59
Southern Co. (The)	0.99
Sysco Corp.	0.52
Thermo Fisher Scientific, Inc.	1.40
Tyson Foods, Inc.	0.38
Verizon Communications, Inc.	3.93
Vertex Pharmaceuticals, Inc.	0.66
Walgreens Boots Alliance, Inc.	1.45
Wal-Mart Stores, Inc.	2.38
Waters Corp.	0.30
WEC Energy Group, Inc.	0.40
Whole Foods Market, Inc.	0.28
Xcel Energy, Inc.	0.47
Zoetis, Inc.	0.62
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Property Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom China Property Index
China Jinmao Holdings Group Ltd.	2.83%
China Overseas Land & Investment Ltd.	20.48
China Resources Land Ltd.	13.01
China Vanke Co., Ltd.	23.71
Country Garden Holdings Co., Ltd.	15.92
Guangzhou R&F Properties Co., Ltd.	3.16
Longfor Properties Co., Ltd.	8.18
Shimao Property Holdings Ltd.	3.61
Sino-Ocean Group Holding Ltd.	2.34
SOHO China Ltd.	1.69
Sunac China Holdings Ltd.	5.07
100.00%

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
EURIBOR		Euro Interbank Offered Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real

CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	50.6%
Fixed Income Securities	44.1
Short-Term Investments	5.3
Total Investments	100.0	%**

**               Does not include open long/short futures contracts with an underlying face amount of approximately $180,974,000 with net unrealized appreciation of approximately $335,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $465,000 and does not include open swap agreements with net unrealized appreciation of approximately $104,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (53.0%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45		$45	$46
Federal National Mortgage Association,
Conventional Pools:
4.50%, 10/1/44 — 11/1/44		49	53
July TBA:
3.00%, 7/1/32 (a)		62	64
3.50%, 7/1/47 (a)		204	210
4.00%, 7/1/47 (a)		140	147
4.50%, 7/1/47 (a)		60	64
			584
Commercial Mortgage-Backed Securities (1.5%)
United States (1.5%)
GS Mortgage Securities Trust,
4.92%, 8/10/46 (b)(c)		70	66
Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (b)		51	45
WF-RBS Commercial Mortgage Trust,
4.27%, 5/15/45 (b)(c)		40	37
4.63%, 8/15/46 (b)(c)		25	22
5.15%, 9/15/46 (b)(c)		25	24
WFCG Commercial Mortgage Trust,
4.27%, 11/15/29 (b)(c)		40	40
			234
Corporate Bonds (10.4%)
Australia (0.7%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	63
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$25	25
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		25	26
			114
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36		25	28

Canada (0.2%)
Royal Bank of Canada,
2.75%, 2/1/22		25	25

France (0.4%)
BNP Paribas SA,
5.00%, 1/15/21		50	55

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		10	10

Netherlands (0.8%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	EUR	50	58
Cooperatieve Rabobank UA,
3.75%, 11/9/20		50	63
			121
United Kingdom (0.4%)
Barclays Bank PLC,
6.00%, 1/23/18		50	59

United States (7.6%)
Abbott Laboratories,
3.40%, 11/30/23	$25		26
Air Lease Corp.,
2.13%, 1/15/20		25	25
American Express Credit Corp.,
1.88%, 5/3/19		10	10
Apple, Inc.,
2.50%, 2/9/22		50	51
4.45%, 5/6/44		25	27
AT&T, Inc.,
4.13%, 2/17/26		50	51
Bank of America Corp.,
Series G
3.50%, 4/19/26		25	25
Boston Properties LP,
3.85%, 2/1/23		50	53
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		25	27
Citigroup, Inc.,
5.50%, 9/13/25		50	56
General Motors Financial Co., Inc.,
4.30%, 7/13/25		5	5
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	65
HSBC USA, Inc.,
3.50%, 6/23/24		100	103
JPMorgan Chase & Co.,
3.20%, 6/15/26		25	25
McDonald’s Corp.,
MTN
3.38%, 5/26/25		50	51
Merck & Co., Inc.,
2.80%, 5/18/23		50	51
Microsoft Corp.,
1.55%, 8/8/21		25	25
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	61
MPLX LP,
4.00%, 2/15/25		50	50
NBC Universal Media LLC,
4.38%, 4/1/21		50	54
Omnicom Group, Inc.,
3.63%, 5/1/22		50	52
PepsiCo, Inc.,
1.70%, 10/6/21		25	25

Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	50		67
Time Warner, Inc.,
3.88%, 1/15/26	25		25
UnitedHealth Group, Inc.,
2.88%, 3/15/23	25		25
Verizon Communications, Inc.,
3.50%, 11/1/24	25		25
Visa, Inc.,
3.15%, 12/14/25	25		25
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	25		25
Wells Fargo & Co.,
3.00%, 10/23/26	50		49
			1,159
			1,571
Sovereign (31.3%)
Australia (1.0%)
Australia Government Bond,
2.75%, 11/21/27	AUD	120	93
3.25%, 4/21/25	80		65
			158
Austria (0.4%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	50	61

Belgium (1.4%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	185		217

Brazil (3.5%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 — 1/1/23	BRL	1,845	526

Canada (1.4%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	95	70
1.50%, 6/1/26	180		137
			207
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	100	15

France (0.8%)
France Government Bond OAT,
0.50%, 5/25/25	EUR	70	80
3.25%, 5/25/45	25		38
			118
Germany (3.3%)
Bundesrepublik Deutschland,
1.00%, 8/15/25	113		137
2.50%, 1/4/21	200		252
4.25%, 7/4/39	45		83

4.75%, 7/4/34	15		28
			500
Greece (1.0%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (d)	166		152
Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$20		23

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	10	15

Italy (1.6%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	70		82
1.50%, 6/1/25	40		44
2.35%, 9/15/24 (c)	82		104
5.00%, 9/1/40	10		15
			245
Japan (8.0%)
Japan Government Ten Year Bond,
0.50%, 9/20/24	JPY	38,000	350
1.10%, 6/20/21	21,000		195
1.70%, 6/20/18	31,000		281
Japan Government Thirty Year Bond,
1.70%, 6/20/33 — 3/20/44	20,300		218
2.00%, 9/20/40	15,000		171
			1,215
Mexico (1.7%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	400	21
6.50%, 6/10/21	2,600		143
7.50%, 6/3/27	1,000		58
Petroleos Mexicanos,
4.88%, 1/18/24	$20		20
6.38%, 1/23/45	10		10
			252
Netherlands (0.5%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	70	79

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	100	12

Poland (0.1%)
Poland Government Bond,
4.00%, 10/25/23	PLN	40	11

Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	119	137

4.13%, 4/14/27 (c)	103		128
			265
Russia (0.4%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	4,200	69

South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	200	14

Spain (1.2%)
Spain Government Bond,
0.40%, 4/30/22	EUR	40	46
1.30%, 10/31/26 (c)	5		5
1.95%, 7/30/30 (c)	60		69
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	41		48
1.80%, 11/30/24 (c)	10		13
			181
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	70	9

United Kingdom (2.7%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	30	41
2.75%, 9/7/24	115		169
4.25%, 6/7/32 — 9/7/39	112		202
			412
			4,756
U.S. Treasury Securities (5.9%)
United States (5.9%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$235		219
3.50%, 2/15/39	30		34
U.S. Treasury Notes,
0.38%, 1/15/27	256		252
0.88%, 7/31/19	40		40
1.38%, 1/31/21	130		129
1.75%, 4/30/22	100		99
2.13%, 5/15/25	100		99
2.25%, 2/15/27	30		30
			902
Total Fixed Income Securities (Cost $7,940)			8,047

	Shares	Value (000)
Common Stocks (32.6%)
Australia (1.2%)
AGL Energy Ltd.	77	2
Alumina Ltd.	272	—	@
Amcor Ltd.	130	2
AMP Ltd.	328	1

APA Group	1,120	8
Aristocrat Leisure Ltd.	60	1
ASX Ltd.	21	1
Aurizon Holdings Ltd.	229	1
AusNet Services	1,706	2
Australia & New Zealand Banking Group Ltd.	329	7
Bank of Queensland Ltd.	44	—	@
Bendigo & Adelaide Bank Ltd.	52	—	@
BHP Billiton Ltd.	349	6
Boral Ltd.	130	1
Brambles Ltd.	178	1
BWP Trust REIT	257	1
Caltex Australia Ltd.	30	1
Challenger Ltd.	64	1
Charter Hall Retail REIT	179	1
CIMIC Group Ltd.	11	—	@
Coca-Cola Amatil Ltd.	64	—	@
Cochlear Ltd.	6	1
Commonwealth Bank of Australia	190	12
Computershare Ltd.	52	1
Cromwell Property Group	784	1
Crown Resorts Ltd.	40	—	@
CSL Ltd.	50	5
Dexus REIT	621	5
Domino’s Pizza Enterprises Ltd.	7	—	@
Evolution Mining Ltd.	344	1
Flight Centre Travel Group Ltd.	6	—	@
Fortescue Metals Group Ltd.	169	1
Goodman Group REIT	1,144	7
GPT Group REIT	1,152	4
Harvey Norman Holdings Ltd.	61	—	@
Healthscope Ltd.	188	—	@
Incitec Pivot Ltd.	188	1
Independence Group NL	120	—	@
Insurance Australia Group Ltd.	270	1
Investa Office Fund REIT	299	1
James Hardie Industries PLC CDI	50	1
Lend Lease Group REIT	62	1
Macquarie Atlas Roads Group	401	2
Macquarie Group Ltd.	34	2
Medibank Pvt Ltd.	307	1
Mirvac Group REIT	2,374	4
National Australia Bank Ltd.	298	7
Newcrest Mining Ltd.	219	3
Northern Star Resources Ltd.	123	—	@
Oil Search Ltd.	151	1
Orica Ltd.	42	1
Origin Energy Ltd. (e)	195	1
Qantas Airways Ltd.	54	—	@
QBE Insurance Group Ltd.	157	1
Ramsay Health Care Ltd.	16	1
REA Group Ltd.	6	—	@
Regis Resources Ltd.	103	—	@
Resolute Mining Ltd.	151	—	@
Rio Tinto Ltd.	46	2
Santos Ltd. (e)	200	1
Saracen Mineral Holdings Ltd. (e)	166	—	@
Scentre Group REIT	3,303	10
Seek Ltd.	37	1
Shopping Centres Australasia Property Group REIT	636	1
Sonic Healthcare Ltd.	45	1

South32 Ltd.	580	1
Spark Infrastructure Group	1,496	3
St. Barbara Ltd. (e)	102	—	@
Stockland REIT	1,564	5
Suncorp Group Ltd.	143	2
Sydney Airport	1,111	6
Tabcorp Holdings Ltd.	92	—	@
Tatts Group Ltd.	161	1
Telstra Corp., Ltd.	474	2
TPG Telecom Ltd.	38	—	@
Transurban Group	2,012	18
Treasury Wine Estates Ltd.	82	1
Vicinity Centres REIT	2,115	4
Vocus Group Ltd.	58	—	@
Wesfarmers Ltd.	125	4
Westfield Corp. REIT	1,252	8
Westpac Banking Corp.	373	9
Woodside Petroleum Ltd.	85	2
Woolworths Ltd.	142	3
		189
Austria (0.1%)
BUWOG AG (e)	49	1
CA Immobilien Anlagen AG	38	1
Erste Group Bank AG (e)	147	6
Raiffeisen Bank International AG (e)	62	1
		9
Belgium (0.2%)
Aedifica SA REIT	7	1
Anheuser-Busch InBev N.V.	122	14
Befimmo SA REIT	10	1
Cofinimmo SA REIT	11	1
Elia System Operator SA	26	1
Intervest Offices & Warehouses REIT	8	—	@
KBC Group N.V.	197	15
Leasinvest Real Estate SCA	1	—	@
Warehouses De Pauw CVA	9	1
Wereldhave Belgium	1	—	@
		34
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	3

Canada (2.1%)
Agnico-Eagle Mines Ltd.	40	2
Alamos Gold, Inc., Class A	55	—	@
Alimentation Couche-Tard, Inc., Class B	100	5
ARC Resources Ltd.	100	1
Artis Real Estate Investment Trust REIT	100	1
Asanko Gold, Inc. (e)	42	—	@
B2Gold Corp. (e)	193	1
Bank of Montreal	100	7
Bank of Nova Scotia	200	12
Barrick Gold Corp.	206	3
Barrick Gold Corp.	100	2
Blackberry Ltd. (e)	100	1
Brookfield Asset Management, Inc., Class A	100	4
Brookfield Business Partners LP	2	—	@

Cameco Corp.	100	1
Canadian Apartment Properties REIT	100	3
Canadian Imperial Bank of Commerce	100	8
Canadian National Railway Co.	100	8
Canadian Natural Resources Ltd.	200	6
Cenovus Energy, Inc.	100	1
Centerra Gold, Inc.	60	—	@
Chartwell Retirement Residences REIT (Units) (f)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Detour Gold Corp. (e)	36	—	@
Dream Global Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	1
Eldorado Gold Corp.	147	—	@
Enbridge Income Fund Holdings, Inc.	100	2
Enbridge, Inc.	590	23
Enbridge, Inc.	900	36
Encana Corp.	200	2
Endeavour Mining Corp. (e)	17	—	@
First Capital Realty, Inc.	100	2
First Majestic Silver Corp. (e)	34	—	@
First Quantum Minerals Ltd.	100	1
Fortis, Inc.	500	18
Fortuna Silver Mines, Inc. (e)	30	—	@
Franco-Nevada Corp.	32	2
Goldcorp, Inc.	200	3
Goldcorp, Inc.	151	2
Guyana Goldfields, Inc. (e)	35	—	@
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc. (e)	102	1
Hydro One Ltd. (c)	100	2
IAMGOLD Corp. (e)	92	—	@
Imperial Oil Ltd.	100	3
Inter Pipeline Ltd.	400	8
Keyera Corp.	200	6
Kinross Gold Corp. (e)	255	1
Kirkland Lake Gold Ltd.	41	—	@
Klondex Mines Ltd. (e)	30	—	@
Magna International, Inc.	100	5
Manulife Financial Corp.	300	6
New Gold, Inc. (e)	105	—	@
OceanaGold Corp.	125	—	@
Osisko Gold Royalties Ltd.	18	—	@
Pan American Silver Corp.	31	1
Pembina Pipeline Corp.	500	17
Potash Corp. of Saskatchewan, Inc.	100	2
Power Corp. of Canada	100	2
PrairieSky Royalty Ltd.	104	2
Pure Industrial Real Estate Trust REIT	100	1
RioCan Real Estate Investment Trust REIT	200	4
Rogers Communications, Inc., Class B	100	5
Royal Bank of Canada	200	15
Sandstorm Gold Ltd. (e)	31	—	@
SEMAFO, Inc. (e)	67	—	@
Shaw Communications, Inc., Class B	100	2
Silver Standard Resources, Inc. (e)	24	—	@
Smart Real Estate Investment Trust REIT	100	2
Sun Life Financial, Inc.	100	4
Suncor Energy, Inc.	200	6
Tahoe Resources, Inc.	64	1
Teck Resources Ltd., Class B	100	2
Torex Gold Resources, Inc. (e)	16	—	@

Toronto-Dominion Bank (The)	100	5
TransCanada Corp.	900	43
Veresen, Inc.	300	4
Westshore Terminals Investment Corp.	100	2
Wheaton Precious Metals Corp.	77	2
Wheaton Precious Metals Corp.	100	2
Yamana Gold, Inc.	206	1
		321
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (g)	2,000	3
Beijing Enterprises Holdings Ltd. (g)	500	2
Beijing Enterprises Water Group Ltd. (e)(g)	4,000	3
China Gas Holdings Ltd. (g)	2,000	4
China Merchants Port Holdings Co., Ltd. (g)	20	—	@
Hopewell Highway Infrastructure Ltd. (g)	1,000	1
Jiangsu Expressway Co., Ltd. H Shares (g)	2,000	3
Towngas China Co., Ltd. (e)(g)	1,000	1
Zhejiang Expressway Co., Ltd. (g)	2,000	2
Zijin Mining Group Co., Ltd. H Shares (g)	2,000	1
		20
Denmark (0.4%)
AP Moller - Maersk A/S Series B	1	2
Carlsberg A/S Series B	12	1
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	1
Danske Bank A/S	76	3
DONG Energy A/S (c)	16	1
DSV A/S	343	21
Genmab A/S (e)	6	1
ISS A/S	344	14
Novo Nordisk A/S Series B	212	9
Novozymes A/S Series B	26	1
Pandora A/S	13	1
TDC A/S	90	1
Tryg A/S	12	—	@
Vestas Wind Systems A/S	25	2
William Demant Holding A/S (e)	13	—	@
		59
Finland (0.1%)
Citycon Oyj	209	1
Kone Oyj, Class B	72	3
Nokia Oyj	607	4
Sampo Oyj, Class A	97	5
Sponda Oyj	131	1
Technopolis Oyj	75	—	@
UPM-Kymmene Oyj	137	4
		18
France (4.9%)
Accor SA	935	44
Aeroports de Paris (ADP)	65	10
Affine SA REIT	4	—	@
Air Liquide SA	61	8
Airbus SE	89	7
ANF Immobilier REIT	4	—	@
ArcelorMittal (e)	75	2

Atos SE	256	36
AXA SA	277	8
BNP Paribas SA	721	52
Bouygues SA	694	29
Capgemini SE	509	53
Carrefour SA	108	3
Cie de Saint-Gobain	1,570	84
Cie Generale des Etablissements Michelin	36	5
Credit Agricole SA	755	12
Danone SA	100	8
Engie SA	230	3
Essilor International SA	40	5
Eutelsat Communications SA	154	4
Fonciere Des Regions REIT	19	2
Gecina SA REIT	21	3
Groupe Eurotunnel SE	1,300	14
ICADE REIT	19	2
Kering	14	5
Klepierre REIT	110	5
L’Oreal SA	36	7
Legrand SA	65	5
LVMH Moet Hennessy Louis Vuitton SE	40	10
Mercialys SA REIT	22	—	@
Metropole Television SA	121	3
Natixis SA	499	3
Orange SA	302	5
Pernod Ricard SA	40	5
Peugeot SA	3,126	62
Publicis Groupe SA	43	3
Renault SA	36	3
Rexel SA	763	12
Safran SA	65	6
Sanofi	169	16
Schneider Electric SE (e)	86	7
SES SA	406	10
Societe Generale SA	526	28
Sodexo SA	40	5
Television Francaise 1	354	5
Total SA	306	15
Unibail-Rodamco SE REIT	70	18
Valeo SA	57	4
Vinci SA	1,198	102
Vivendi SA	201	4
		742
Germany (1.9%)
Adidas AG	40	8
ADLER Real Estate AG (e)	14	—	@
ADO Properties SA (c)	16	1
Allianz SE (Registered)	65	13
Alstria Office AG REIT	70	1
BASF SE	129	12
Bayer AG (Registered)	118	15
Bayerische Motoren Werke AG	46	4
Commerzbank AG (e)	790	9
Continental AG	18	4
Daimler AG (Registered)	129	9
Deutsche Bank AG (Registered)	223	4
Deutsche Boerse AG	449	47
Deutsche Euroshop AG	24	1

Deutsche Post AG (Registered)	158	6
Deutsche Telekom AG (Registered)	453	8
Deutsche Wohnen AG	177	7
DIC Asset AG	23	—	@
E.ON SE	323	3
Fraport AG Frankfurt Airport Services Worldwide	137	12
Fresenius Medical Care AG & Co., KGaA	40	4
Fresenius SE & Co., KGaA	57	5
Grand City Properties SA	53	1
Hamborner REIT AG	41	—	@
HeidelbergCement AG	40	4
Henkel AG & Co., KGaA	25	3
Henkel AG & Co., KGaA (Preference)	32	4
Infineon Technologies AG	248	5
LEG Immobilien AG	34	3
Linde AG	29	6
Merck KGaA	36	4
Muenchener Rueckversicherungs AG (Registered)	29	6
Porsche Automobil Holding SE (Preference)	36	2
ProSiebenSat.1 Media SE (Registered)	497	21
RWE AG (e)	97	2
SAP SE	129	14
Siemens AG (Registered)	115	16
Stroeer SE & Co. KGaA	77	5
TAG Immobilien AG	76	1
ThyssenKrupp AG	115	3
TLG Immobilien AG	29	1
Uniper SE	32	1
Volkswagen AG (Preference)	22	3
Vonovia SE	315	13
WCM Beteiligungs & Grundbesitz-AG (e)	47	—	@
		291
Greece (0.1%)
Alpha Bank AE (e)	1,352	3
Eurobank Ergasias SA (e)	1,914	2
National Bank of Greece SA (e)	8,011	3
Piraeus Bank SA (e)	7,651	2
		10
Hong Kong (0.8%)
Champion REIT	10,000	6
Cheung Kong Property Holdings Ltd.	1,500	12
Great Eagle Holdings Ltd.	2,017	10
Hanergy Thin Film Power Group Ltd. (e)(h)(i)	2,000	—	@
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,100	6
Hong Kong & China Gas Co., Ltd.	7,524	14
Hongkong & Shanghai Hotels Ltd. (The)	3,163	6
Hongkong Land Holdings Ltd.	600	4
Hopewell Holdings Ltd.	1,500	6
Johnson Electric Holdings Ltd.	1,500	5
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	6,000	7
Link REIT	1,000	8
New World Development Co., Ltd.	3,441	4
Sino Land Co., Ltd.	2,019	3
Stella International Holdings Ltd.	1,500	3
Sun Hung Kai Properties Ltd.	1,000	15

Swire Properties Ltd.	600	2
Wharf Holdings Ltd. (The)	1,000	8
		127
Ireland (0.3%)
Bank of Ireland (e)	20,696	5
CRH PLC	820	29
Green REIT PLC	362	1
Hibernia REIT PLC	365	1
Irish Residential Properties REIT PLC	188	—	@
Kerry Group PLC, Class A	30	2
		38
Italy (1.5%)
ACEA SpA	40	1
Assicurazioni Generali SpA	209	3
Atlantia SpA	2,005	56
Beni Stabili SpA REIT	560	—	@
Ei Towers SpA	15	1
Enel SpA	1,107	6
Eni SpA	409	6
Ferrari N.V.	17	1
Fiat Chrysler Automobiles N.V. (e)	155	2
Immobiliare Grande Distribuzione SIIQ SpA	193	—	@
Infrastrutture Wireless Italiane SpA (c)	213	1
Intesa Sanpaolo SpA	8,719	28
Intesa Sanpaolo SpA	495	1
Italgas SpA	545	3
Luxottica Group SpA	43	3
Mediaset SpA	3,407	13
Mediobanca SpA	5,076	50
Rizzoli Corriere Della Sera Mediagroup SpA (e)	13	—	@
Snam SpA	2,682	12
Societa Iniziative Autostradali e Servizi SpA	60	1
Telecom Italia SpA (e)	2,095	2
Terna Rete Elettrica Nazionale SpA	1,255	7
UniCredit SpA (e)	1,217	23
Unione di Banche Italiane SpA	469	2
		222
Japan (0.7%)
Advance Residence Investment Corp. REIT	1	3
Aeon Mall Co., Ltd.	100	2
AEON REIT Investment Corp.	1	1
Daiwahouse Residential Investment Corp. REIT	1	2
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1
Japan Airport Terminal Co., Ltd.	100	4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp. REIT	2	1
Japan Real Estate Investment Corp. REIT	1	5
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mitsubishi Estate Co., Ltd.	1,000	19
Mitsui Fudosan Co., Ltd.	1,000	24
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo Reit, Inc. REIT	1	2
Nippon Building Fund, Inc. REIT	1	5

Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc. REIT	2	3
NTT Urban Development Corp.	100	1
Orix, Inc. J-REIT	1	1
Premier Investment Corp. REIT	1	1
Sekisui House Residential Investment Corp. REIT	1	1
Tokyo Gas Co., Ltd.	2,000	10
Tokyo Tatemono Co., Ltd.	100	1
United Urban Investment Corp. REIT	2	3
		102
Netherlands (0.9%)
ABN AMRO Group N.V. CVA (c)	126	3
Aegon N.V.	374	2
Akzo Nobel N.V.	57	5
ASML Holding N.V.	46	6
Eurocommercial Properties N.V. CVA REIT	23	1
Heineken N.V.	46	5
ING Groep N.V.	2,611	45
Koninklijke Ahold Delhaize N.V.	194	4
Koninklijke KPN N.V.	712	2
Koninklijke Philips N.V.	176	6
Koninklijke Vopak N.V.	59	3
Randstad Holding N.V.	619	36
RELX N.V.	248	5
Unilever N.V. CVA	230	13
Vastned Retail N.V. REIT	10	—	@
Wereldhave N.V. REIT	21	1
Wolters Kluwer N.V.	100	4
		141
New Zealand (0.1%)
Auckland International Airport Ltd.	938	5
Contact Energy Ltd.	93	—	@
Fletcher Building Ltd.	88	1
Kiwi Property Group Ltd.	684	1
Mercury NZ Ltd.	90	—	@
Meridian Energy Ltd.	167	—	@
Ryman Healthcare Ltd.	49	—	@
Spark New Zealand Ltd.	232	1
		8
Norway (0.0%)
Entra ASA (c)	50	1
Norwegian Property ASA	87	—	@
		1
Peru (0.0%)
Cia de Minas Buenaventura SA ADR	100	1

Portugal (0.0%)
EDP - Energias de Portugal SA	816	3

Singapore (0.3%)
Ascendas Real Estate Investment Trust REIT	1,500	3
CapitaLand Commercial Trust Ltd. REIT	1,300	2
CapitaLand Ltd.	1,700	4
CapitaLand Mall Trust REIT	1,700	2

CDL Hospitality Trusts REIT	300	—	@
City Developments Ltd.	300	2
ComfortDelGro Corp., Ltd.	200	—	@
DBS Group Holdings Ltd.	200	3
Fortune Real Estate Investment Trust REIT (g)	1,000	1
Genting Singapore PLC	700	1
Golden Agri-Resources Ltd.	800	—	@
Hutchison Port Holdings Trust (Units) (f)	5,200	2
Keppel Corp., Ltd.	200	1
Keppel REIT	1,000	1
Mapletree Commercial Trust REIT	1,000	1
Mapletree Industrial Trust REIT	700	1
Mapletree Logistics Trust REIT	800	1
Oversea-Chinese Banking Corp., Ltd.	400	3
SATS Ltd.	100	—	@
SembCorp Industries Ltd.	100	—	@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	200	1
Singapore Telecommunications Ltd.	900	3
StarHub Ltd.	100	—	@
Suntec REIT	1,600	2
United Overseas Bank Ltd.	100	2
UOL Group Ltd.	400	2
Wilmar International Ltd.	200	1
Yangzijiang Shipbuilding Holdings Ltd.	200	—	@
		41
South Africa (0.0%)
AngloGold Ashanti Ltd. ADR	100	1
Gold Fields Ltd. ADR	200	1
Harmony Gold Mining Co., Ltd. ADR	100	—	@
		2
Spain (1.5%)
Abertis Infraestructuras SA	524	10
Aena SA (c)	66	13
Amadeus IT Group SA, Class A	97	6
Axiare Patrimonio SOCIMI SA REIT	31	1
Banco Bilbao Vizcaya Argentaria SA	4,499	37
Banco de Sabadell SA	3,891	8
Banco Santander SA	9,644	64
Bankia SA	610	3
Bankinter SA	356	3
CaixaBank SA	2,008	10
Cellnex Telecom SA (c)	138	3
Enagas SA	202	6
Ferrovial SA	482	11
Hispania Activos Inmobiliarios SAU REIT	48	1
Iberdrola SA	1,064	8
Industria de Diseno Textil SA	169	6
Inmobiliaria Colonial SA	124	1
Lar Espana Real Estate Socimi SA REIT	46	—	@
Mediaset Espana Comunicacion SA	901	11
Merlin Properties Socimi SA REIT	174	2
Red Electrica Corp., SA	385	8
Repsol SA	266	4
Telefonica SA	697	7
		223

Sweden (0.1%)
Castellum AB	141	2
D Carnegie & Co. AB (e)	24	—	@
Dios Fastigheter AB	25	—	@
Fabege AB	71	1
Fastighets AB Balder (e)	50	1
Hemfosa Fastigheter AB	50	1
Hufvudstaden AB, Class A	59	1
Klovern AB, Class B	295	—	@
Kungsleden AB	84	1
Pandox AB	28	1
Wallenstam AB, Class B	105	1
Wihlborgs Fastigheter AB	35	1
		10
Switzerland (1.3%)
ABB Ltd. (Registered)	217	5
Adecco Group AG (Registered)	797	61
Allreal Holding AG (Registered) (e)	5	1
Aryzta AG (e)	9	—	@
Baloise Holding AG (Registered)	6	1
Cie Financiere Richemont SA (Registered)	60	5
Credit Suisse Group AG (Registered) (e)	225	3
Dufry AG (Registered) (e)	5	1
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zurich AG (Registered)	17	4
Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	2
Idorsia Ltd. (e)	11	—	@
Julius Baer Group Ltd. (e)	26	1
Kuehne & Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (e)	53	3
Lonza Group AG (Registered) (e)	7	2
Mobimo Holding AG (Registered) (e)	3	1
Nestle SA (Registered)	359	31
Novartis AG (Registered)	257	21
Pargesa Holding SA	4	—	@
Partners Group Holding AG	2	1
PSP Swiss Property AG (Registered)	21	2
Roche Holding AG (Genusschein)	81	21
Schindler Holding AG	5	1
Schindler Holding AG (Registered)	2	—	@
SGS SA (Registered)	1	2
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	2
Swatch Group AG (The) (Registered)	6	1
Swiss Life Holding AG (Registered) (e)	4	1
Swiss Prime Site AG (Registered) (e)	42	4
Swiss Re AG	38	4
Swisscom AG (Registered)	3	2
UBS Group AG (Registered) (e)	423	7
Zurich Insurance Group AG	17	5
		200
United Kingdom (2.4%)
Assura PLC REIT	877	1
AstraZeneca PLC	166	11
Aviva PLC	707	5
BAE Systems PLC	932	8
Barclays PLC	2,356	6

BHP Billiton PLC	312	5
Big Yellow Group PLC REIT	76	1
BP PLC	2,445	14
British American Tobacco PLC	248	17
British Land Co., PLC REIT	548	4
BT Group PLC	1,276	5
Capital & Counties Properties PLC	396	1
Capital & Regional PLC REIT	283	—	@
Centamin PLC	236	—	@
Compass Group PLC	469	10
Daejan Holdings PLC	3	—	@
Derwent London PLC REIT	53	2
Diageo PLC	351	10
Empiric Student Property PLC REIT	269	—	@
GlaxoSmithKline PLC	633	13
Glencore PLC (e)	1,632	6
Grainger PLC	219	1
Great Portland Estates PLC REIT	174	1
Hammerson PLC REIT	426	3
Hansteen Holdings PLC	396	1
Helical PLC	53	—	@
HSBC Holdings PLC (g)	1,281	12
HSBC Holdings PLC	2,327	22
Imperial Brands PLC	166	7
Intu Properties PLC REIT	467	2
Kennedy Wilson Europe Real Estate PLC	53	1
Land Securities Group PLC REIT	420	5
Lloyds Banking Group PLC	7,870	7
Londonmetric Property PLC REIT	311	1
National Grid PLC	3,946	49
NewRiver REIT PLC	124	1
Next PLC	47	2
Pennon Group PLC	365	4
Primary Health Properties PLC REIT	301	—	@
Prudential PLC	462	11
Reckitt Benckiser Group PLC	103	10
Redefine International PLC	634	—	@
Regional REIT Ltd. (c)	120	—	@
Rio Tinto PLC	186	8
Rolls-Royce Holdings PLC (e)	304	3
Royal Dutch Shell PLC, Class A	957	25
Safestore Holdings PLC REIT	110	1
Schroder Real Estate Investment Trust Ltd. REIT	276	—	@
Segro PLC REIT	442	3
Severn Trent PLC	212	6
Shaftesbury PLC REIT	127	2
Shire PLC	83	5
Target Healthcare REIT Ltd.	128	—	@
Taylor Wimpey PLC	1,417	3
Tesco PLC (e)	1,173	3
Tritax Big Box REIT PLC	584	1
Unilever PLC	218	12
Unite Group PLC REIT	118	1
United Utilities Group PLC	608	7
Vodafone Group PLC	3,442	10
Wolseley PLC	107	7
Workspace Group PLC REIT	63	1
WPP PLC	379	8
		365

United States (11.6%)
3M Co.	1	—	@
Abbott Laboratories	374	18
AbbVie, Inc.	369	27
Accenture PLC, Class A	1	—	@
Activision Blizzard, Inc.	1	—	@
Adobe Systems, Inc. (e)	1	—	@
Advanced Micro Devices, Inc. (e)	2	—	@
AES Corp.	35	—	@
Aetna, Inc.	19	3
Aflac, Inc.	1	—	@
Agilent Technologies, Inc.	19	1
Alexion Pharmaceuticals, Inc. (e)	13	2
Allergan PLC	20	5
Alliant Energy Corp.	13	1
Allstate Corp. (The)	1	—	@
Altria Group, Inc.	388	29
Amazon.com, Inc. (e)	1	1
Ameren Corp.	14	1
American Campus Communities, Inc. REIT	100	5
American Electric Power Co., Inc.	28	2
American Express Co.	1	—	@
American Homes 4 Rent, Class A REIT	100	2
American International Group, Inc.	2	—	@
American Tower Corp. REIT	401	53
American Water Works Co., Inc.	209	16
AmerisourceBergen Corp.	9	1
Amgen, Inc.	41	7
Amphenol Corp., Class A	1	—	@
Anadarko Petroleum Corp.	1	—	@
Analog Devices, Inc.	1	—	@
Anthem, Inc.	14	3
Aon PLC	1	—	@
Apache Corp.	1	—	@
Apartment Investment & Management Co., Class A REIT	100	4
Apple Hospitality REIT, Inc.	100	2
Apple, Inc.	9	1
Applied Materials, Inc.	2	—	@
Aqua America, Inc.	200	7
Archer-Daniels-Midland Co.	31	1
Arconic, Inc.	1	—	@
AT&T, Inc.	1,603	61
Atmos Energy Corp.	100	8
Automatic Data Processing, Inc.	1	—	@
AvalonBay Communities, Inc. REIT	100	19
Baker Hughes, Inc.	1	—	@
Ball Corp.	2	—	@
Bank of America Corp.	16	—	@
Bank of New York Mellon Corp. (The)	2	—	@
Baxter International, Inc.	28	2
BB&T Corp.	2	—	@
Becton Dickinson and Co.	11	2
Berkshire Hathaway, Inc., Class B (e)	2	—	@
Best Buy Co., Inc.	1	—	@
Biogen, Inc. (e)	11	3
Boeing Co. (The)	1	—	@
Boston Properties, Inc. REIT	100	12
Boston Scientific Corp. (e)	357	10
Brandywine Realty Trust REIT	100	2
Bristol-Myers Squibb Co.	370	21
Brixmor Property Group, Inc. REIT	200	4

Broadcom Ltd.	1	—	@
Brown-Forman Corp., Class B	9	1
Cabot Oil & Gas Corp.	1	—	@
Campbell Soup Co.	11	1
Capital One Financial Corp.	521	43
Cardinal Health, Inc.	17	1
Care Capital Properties, Inc. REIT	25	1
CarMax, Inc. (e)	1	—	@
Carnival Corp.	1	—	@
Caterpillar, Inc.	1	—	@
CBS Corp., Class B	1	—	@
Celgene Corp. (e)	43	6
Centene Corp. (e)	9	1
CenterPoint Energy, Inc.	424	12
CenturyLink, Inc.	32	1
Cerner Corp. (e)	17	1
Charles Schwab Corp. (The)	2	—	@
Cheniere Energy, Inc. (e)	200	10
Chevron Corp.	3	—	@
Chubb Ltd.	1	—	@
Church & Dwight Co., Inc.	14	1
Cigna Corp.	14	2
Cisco Systems, Inc.	8	—	@
Citigroup, Inc.	5	—	@
Citizens Financial Group, Inc.	1	—	@
Citrix Systems, Inc. (e)	1	—	@
Clorox Co. (The)	6	1
CME Group, Inc.	1	—	@
CMS Energy Corp.	15	1
Coca-Cola Co.	921	41
Coeur Mining, Inc. (e)	37	—	@
Cognizant Technology Solutions Corp., Class A	1	—	@
Colgate-Palmolive Co.	49	4
Columbia Property Trust, Inc. REIT	100	2
Comcast Corp., Class A	8	—	@
Conagra Brands, Inc.	24	1
ConocoPhillips	2	—	@
Consolidated Edison, Inc.	317	26
Constellation Brands, Inc., Class A	9	2
Cooper Cos., Inc. (The)	3	1
Corning, Inc.	2	—	@
Corporate Office Properties Trust REIT	100	4
Costco Wholesale Corp.	25	4
Coty, Inc., Class A	28	1
Cousins Properties, Inc. REIT	200	2
CR Bard, Inc.	4	1
Crown Castle International Corp. REIT	301	30
CSX Corp.	2	—	@
CubeSmart REIT	100	2
CVS Health Corp.	339	27
D.R. Horton, Inc.	1	—	@
Danaher Corp.	34	3
DaVita, Inc. (e)	8	1
DDR Corp. REIT	200	2
Deere & Co.	1	—	@
Delphi Automotive PLC	1	—	@
Delta Air Lines, Inc.	1	—	@
DENTSPLY SIRONA, Inc.	11	1
Devon Energy Corp.	1	—	@
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	100	11

Discover Financial Services	681	42
DISH Network Corp. (e)	1	—	@
Dollar General Corp.	1	—	@
Dollar Tree, Inc. (e)	1	—	@
Dominion Energy, Inc.	35	3
Douglas Emmett, Inc. REIT	100	4
Dow Chemical Co. (The)	2	—	@
Dr. Pepper Snapple Group, Inc.	9	1
DTE Energy Co.	9	1
Duke Energy Corp.	39	3
Duke Realty Corp. REIT	200	6
Eaton Corp., PLC	1	—	@
eBay, Inc. (e)	2	—	@
Ecolab, Inc.	1	—	@
Edison International	319	25
Edwards Lifesciences Corp. (e)	11	1
EI du Pont de Nemours & Co.	1	—	@
Electronic Arts, Inc. (e)	1	—	@
Eli Lilly & Co.	55	5
Emerson Electric Co.	1	—	@
Empire State Realty Trust, Inc., Class A REIT	100	2
Enbridge Energy Management LLC (e)	106	2
Endo International PLC (e)	9	—	@
EnLink Midstream LLC	100	2
Entergy Corp.	9	1
Envision Healthcare Corp. (e)	6	—	@
EOG Resources, Inc.	1	—	@
Equity Commonwealth REIT (e)	100	3
Equity Residential REIT	201	13
Estee Lauder Cos., Inc. (The), Class A	12	1
Eversource Energy	318	19
Exelon Corp.	51	2
Express Scripts Holding Co. (e)	34	2
Extra Space Storage, Inc. REIT	100	8
Exxon Mobil Corp.	7	1
Facebook, Inc., Class A (e)	4	1
Fastenal Co.	1	—	@
FelCor Lodging Trust, Inc. REIT	100	1
Fidelity National Information Services, Inc.	1	—	@
Fifth Third Bancorp	2	—	@
First Industrial Realty Trust, Inc. REIT	100	3
FirstEnergy Corp.	24	1
Fiserv, Inc. (e)	1	—	@
Ford Motor Co.	7	—	@
Forest City Realty Trust, Inc. REIT	100	2
Fortive Corp.	1	—	@
Franklin Street Properties Corp. REIT	100	1
Freeport-McMoRan, Inc. (e)	2	—	@
Frontier Communications Corp.	344	—	@
Gaming and Leisure Properties, Inc. REIT	100	4
General Electric Co.	14	—	@
General Mills, Inc.	34	2
General Motors Co.	3	—	@
GGP, Inc. REIT	300	7
Gilead Sciences, Inc.	351	25
Goldman Sachs Group, Inc. (The)	1	—	@
Gramercy Property Trust REIT	66	2
Halliburton Co.	2	—	@
Hartford Financial Services Group, Inc. (The)	1	—	@
HCA Healthcare, Inc. (e)	16	1
HCP, Inc. REIT	201	6

Healthcare Realty Trust, Inc. REIT	100	3
Healthcare Trust of America, Inc., Class A REIT	100	3
Hecla Mining Co.	81	—	@
Henry Schein, Inc. (e)	4	1
Hershey Co. (The)	6	1
Hess Corp.	1	—	@
Hewlett Packard Enterprise Co.	3	—	@
Highwoods Properties, Inc. REIT	100	5
Hologic, Inc. (e)	15	1
Home Depot, Inc.	2	—	@
Honeywell International, Inc.	1	—	@
Hormel Foods Corp.	14	1
Hospitality Properties Trust REIT	100	3
Host Hotels & Resorts, Inc. REIT	400	7
HP, Inc.	3	—	@
Hudson Pacific Properties, Inc. REIT	100	3
Humana, Inc.	8	2
Huntington Bancshares, Inc.	4	—	@
IDEXX Laboratories, Inc. (e)	4	1
Illinois Tool Works, Inc.	1	—	@
Illumina, Inc. (e)	8	1
Ingersoll-Rand PLC	1	—	@
Intel Corp.	7	—	@
Intercontinental Exchange, Inc.	1	—	@
International Business Machines Corp.	1	—	@
International Paper Co.	1	—	@
Intuit, Inc.	1	—	@
Intuitive Surgical, Inc. (e)	1	1
Investors Real Estate Trust REIT	100	1
JM Smucker Co. (The)	5	1
Johnson & Johnson	705	93
Johnson Controls International PLC	2	—	@
JPMorgan Chase & Co.	6	1
Kellogg Co.	14	1
KeyCorp	3	—	@
Kilroy Realty Corp. REIT	100	8
Kimberly-Clark Corp.	20	3
Kimco Realty Corp. REIT	200	4
Kinder Morgan, Inc.	1,703	33
Kraft Heinz Co. (The)	34	3
Kroger Co. (The)	53	1
L Brands, Inc.	1	—	@
Laboratory Corp. of America Holdings (e)	5	1
Las Vegas Sands Corp.	1	—	@
LaSalle Hotel Properties REIT	100	3
Lennar Corp., Class A	1	—	@
Level 3 Communications, Inc. (e)	16	1
Lexington Realty Trust REIT	100	1
Liberty Global PLC, Class A (e)	2	—	@
Liberty Property Trust REIT	100	4
Lincoln National Corp.	1	—	@
Lowe’s Cos., Inc.	2	—	@
LyondellBasell Industries N.V., Class A	1	—	@
Macerich Co. (The) REIT	100	6
Macy’s, Inc.	1	—	@
Mallinckrodt PLC (e)	5	—	@
Marathon Oil Corp.	2	—	@
Marathon Petroleum Corp.	1	—	@
Marriott International, Inc., Class A	1	—	@
Marsh & McLennan Cos., Inc.	1	—	@
Mastercard, Inc., Class A	2	—	@

McCormick & Co., Inc.	5	1
McDonald’s Corp.	1	—	@
McEwen Mining, Inc.	61	—	@
McKesson Corp.	11	2
Medical Properties Trust, Inc. REIT	200	3
Medtronic PLC	355	32
Merck & Co., Inc.	711	46
MetLife, Inc.	2	—	@
Mettler-Toledo International, Inc. (e)	1	1
MGM Resorts International	1	—	@
Microchip Technology, Inc.	1	—	@
Micron Technology, Inc. (e)	2	—	@
Microsoft Corp.	12	1
Mid-America Apartment Communities, Inc. REIT	100	11
Molson Coors Brewing Co., Class B	10	1
Mondelez International, Inc., Class A	364	16
Monogram Residential Trust, Inc. REIT	100	1
Monsanto Co.	1	—	@
Monster Beverage Corp. (e)	24	1
Motorola Solutions, Inc.	1	—	@
Mylan N.V. (e)	26	1
National Oilwell Varco, Inc.	1	—	@
National Retail Properties, Inc. REIT	100	4
Netflix, Inc. (e)	1	—	@
New Jersey Resources Corp.	100	4
New York REIT, Inc.	100	1
Newell Brands, Inc.	1	—	@
Newmont Mining Corp.	95	3
NextEra Energy, Inc.	26	4
Nielsen Holdings PLC	1	—	@
NIKE, Inc., Class B	2	—	@
NiSource, Inc.	318	8
Noble Energy, Inc.	1	—	@
Norfolk Southern Corp.	1	—	@
Northern Trust Corp.	1	—	@
NRG Energy, Inc.	16	—	@
Nucor Corp.	1	—	@
NVIDIA Corp.	1	—	@
Occidental Petroleum Corp.	1	—	@
Omega Healthcare Investors, Inc. REIT	100	3
Omnicom Group, Inc.	1	—	@
ONEOK, Inc.	200	10
Oracle Corp.	5	—	@
PACCAR, Inc.	1	—	@
Paramount Group, Inc. REIT	100	2
Patterson Cos., Inc.	4	—	@
Paychex, Inc.	1	—	@
PayPal Holdings, Inc. (e)	2	—	@
PepsiCo, Inc.	358	41
PerkinElmer, Inc.	5	—	@
Perrigo Co., PLC	6	1
Pfizer, Inc.	1,311	44
PG&E Corp.	428	28
Philip Morris International, Inc.	364	43
Phillips 66	1	—	@
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
Pinnacle West Capital Corp.	5	—	@
PNC Financial Services Group, Inc. (The)	1	—	@
PPG Industries, Inc.	1	—	@
PPL Corp.	40	2

Praxair, Inc.	1	—	@
Principal Financial Group, Inc.	1	—	@
Procter & Gamble Co. (The)	708	62
Progressive Corp. (The)	1	—	@
ProLogis, Inc. REIT	301	18
Prudential Financial, Inc.	1	—	@
Public Service Enterprise Group, Inc.	30	1
Public Storage REIT	100	21
QUALCOMM, Inc.	2	—	@
Quality Care Properties, Inc. REIT (e)	40	1
Quest Diagnostics, Inc.	6	1
Raytheon Co.	1	—	@
Realty Income Corp. REIT	101	6
Red Hat, Inc. (e)	1	—	@
Regency Centers Corp. REIT	100	6
Regeneron Pharmaceuticals, Inc. (e)	4	2
Regions Financial Corp.	4	—	@
Retail Opportunity Investments Corp. REIT	100	2
Retail Properties of America, Inc., Class A REIT	100	1
Reynolds American, Inc.	45	3
RLJ Lodging Trust REIT	100	2
Ross Stores, Inc.	1	—	@
Royal Gold, Inc.	13	1
S&P Global, Inc.	1	—	@
Salesforce.com, Inc. (e)	1	—	@
SBA Communications Corp. REIT (e)	100	14
SCANA Corp.	8	1
Schlumberger Ltd.	2	—	@
Seagate Technology PLC	1	—	@
Sempra Energy	215	24
Senior Housing Properties Trust REIT	100	2
Simon Property Group, Inc. REIT	201	33
SL Green Realty Corp. REIT	100	11
Southern Co. (The)	336	16
Spirit Realty Capital, Inc. REIT	200	2
Starbucks Corp.	2	—	@
State Street Corp.	1	—	@
STORE Capital Corp. REIT	100	2
Stryker Corp.	17	2
Sunstone Hotel Investors, Inc. REIT	100	2
SunTrust Banks, Inc.	1	—	@
Symantec Corp.	1	—	@
Synchrony Financial	1,427	43
Sysco Corp.	28	1
T. Rowe Price Group, Inc.	1	—	@
Tanger Factory Outlet Centers, Inc. REIT	100	3
Targa Resources Corp.	200	9
Target Corp.	1	—	@
TE Connectivity Ltd.	1	—	@
TechnipFMC PLC (e)	1	—	@
Texas Instruments, Inc.	2	—	@
Thermo Fisher Scientific, Inc.	23	4
Time Warner, Inc.	1	—	@
TJX Cos., Inc. (The)	1	—	@
Travelers Cos., Inc. (The)	1	—	@
Twenty-First Century Fox, Inc., Class A	3	—	@
Tyson Foods, Inc., Class A	16	1
UDR, Inc. REIT	100	4
Union Pacific Corp.	1	—	@
United Parcel Service, Inc., Class B	1	—	@
United Technologies Corp.	1	—	@

UnitedHealth Group, Inc.	51	10
Universal Health Services, Inc., Class B	4	1
US Bancorp	3	—	@
Valero Energy Corp.	1	—	@
Varian Medical Systems, Inc. (e)	5	1
Ventas, Inc. REIT	201	14
VEREIT, Inc. REIT	500	4
Verizon Communications, Inc.	925	41
Vertex Pharmaceuticals, Inc. (e)	14	2
VF Corp.	1	—	@
Viacom, Inc., Class B	1	—	@
Visa, Inc., Class A	3	—	@
Vornado Realty Trust REIT	100	9
Wal-Mart Stores, Inc.	361	27
Walgreens Boots Alliance, Inc.	48	4
Walt Disney Co. (The)	2	—	@
Washington Prime Group, Inc. REIT	100	1
Waste Management, Inc.	1	—	@
Waters Corp. (e)	4	1
WEC Energy Group, Inc.	17	1
Weingarten Realty Investors REIT	100	3
Wells Fargo & Co.	8	1
Welltower, Inc. REIT	201	15
Western Digital Corp.	1	—	@
Weyerhaeuser Co. REIT	2	—	@
Whole Foods Market, Inc.	16	1
Williams Cos., Inc. (The)	602	18
Xcel Energy, Inc.	28	1
Xenia Hotels & Resorts, Inc. REIT	100	2
Yum! Brands, Inc.	1	—	@
Zimmer Biomet Holdings, Inc.	11	1
Zoetis, Inc.	29	2
		1,767
Total Common Stocks (Cost $4,436)		4,947

Investment Companies (8.5%)
United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,299	3
Picton Property Income Ltd. REIT (United Kingdom)	289	—	@
		3
United States (8.5%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (j)	54,303	547
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (k)	76,964	746
		1,293
Total Investment Companies (Cost $1,264)		1,296

	No. of Rights
Rights (0.0%)
New Zealand (0.0%)
Kiwi Property Group Ltd. (e)	62	—	@

United Kingdom (0.0%)
NewRiver REIT PLC (e)	11	—	@
Total Rights (Cost $—)		—	@

	Shares	Value (000)
Short-Term Investments (7.7%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $782)	782,250	782

	Face Amount (000)	Value (000)
U.S. Treasury Security (2.5%)
U.S. Treasury Bill,
1.19%, 4/26/18 (m)(n) (Cost $378)	$382	378
Total Short-Term Investments (Cost $1,160)		1,160
Total Investments (101.8%) (Cost $14,800) (o)(p)(q)		15,450
Liabilities in Excess of Other Assets (-1.8%)		(271)
Net Assets (100.0%)		$15,179

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(g)	Security trades on the Hong Kong exchange.
(h)

At June 30, 2017, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(i)	Security has been deemed illiquid at June 30, 2017.
(j)

For the nine months ended June 30, 2017, the proceeds from sales of Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $150,000, including net realized losses of approximately $8,000. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in Morgan Stanley Institutional Fund Trust - High Yield Portfolio.

(k)

For the nine months ended June 30, 2017, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio.

(l)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(m)	Rate shown is the yield to maturity at June 30, 2017.

(n)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(o)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(p)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(q)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $865,000 and the aggregate gross unrealized depreciation is approximately $215,000, resulting in net unrealized appreciation of approximately $650,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2017:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	200			$148		7/7/17	$(5)
Australia and New Zealand Banking Group	DKK	101			$15		7/7/17	(—@	)
Australia and New Zealand Banking Group	JPY	951			$9		7/7/17	—	@
Australia and New Zealand Banking Group	MYR	79			$18		7/7/17	(—@	)
Australia and New Zealand Banking Group	NOK	105			$12		7/7/17	(—@	)
Australia and New Zealand Banking Group	NZD	105		EUR	66		7/7/17	(1)
Australia and New Zealand Banking Group	SEK	74			$9		7/7/17	(—@	)
Australia and New Zealand Banking Group		$22		EUR	20		7/7/17	—@
Australia and New Zealand Banking Group		$—	@	JPY	4		7/7/17	(—@	)
Australia and New Zealand Banking Group		$84		NZD	119		7/7/17	3
Barclays Bank PLC	GBP	4		EUR	5		7/7/17	—	@
Goldman Sachs International		$20		CAD	27		7/7/17	1
Goldman Sachs International		$42		PLN	156		7/7/17	—	@
HSBC Bank PLC	GBP	28		EUR	32		7/7/17	—	@
HSBC Bank PLC		$31		GBP	24		7/7/17	—	@
HSBC Bank PLC		$2		GBP	1		7/7/17	—	@
HSBC Bank PLC		$7		MXN	123		7/7/17	—	@
HSBC Bank PLC		$146		MXN	2,639		7/7/17	(—@	)
HSBC Bank PLC		$8		NOK	69		7/7/17	—	@
JPMorgan Chase Bank NA	BRL	245			$75		7/7/17	1
JPMorgan Chase Bank NA	BRL	346			$104		7/7/17	(—@	)
JPMorgan Chase Bank NA	BRL	124			$37		7/7/17	(—@	)
JPMorgan Chase Bank NA	CAD	—	@		$—	@	7/7/17	(—@	)
JPMorgan Chase Bank NA	EUR	22			$25		7/7/17	(—@	)
JPMorgan Chase Bank NA	GBP	23			$30		7/7/17	(—@	)
JPMorgan Chase Bank NA	JPY	738			$7		7/7/17	—	@
JPMorgan Chase Bank NA	KRW	93,150			$82		7/7/17	—	@
JPMorgan Chase Bank NA	MXN	1,066			$58		7/7/17	(—@	)
JPMorgan Chase Bank NA	RUB	3,700			$65		7/7/17	2
JPMorgan Chase Bank NA		$216		BRL	715		7/7/17	(—@	)
JPMorgan Chase Bank NA		$83		KRW	93,150		7/7/17	(2)
JPMorgan Chase Bank NA		$18		MYR	79		7/7/17	(—@	)
JPMorgan Chase Bank NA		$62		RUB	3,700		7/7/17	1
UBS AG	CAD	46		MXN	635		7/7/17	(—@	)
UBS AG	EUR	34		SEK	330		7/7/17	1
UBS AG	MXN	670		JPY	3,948		7/7/17	(2)
UBS AG	MXN	4,775			$255		7/7/17	(8)
UBS AG	SEK	315			$36		7/7/17	(1)
UBS AG		$54		CHF	52		7/7/17	—	@
UBS AG		$21		DKK	140		7/7/17	—	@
UBS AG		$—	@	EUR	—	@	7/7/17	—	@
UBS AG		$14		EUR	12		7/7/17	—	@
UBS AG		$2		EUR	1		7/7/17	—	@

UBS AG		$5	JPY	518	7/7/17	(—@	)
UBS AG		$67	SEK	586	7/7/17	2
UBS AG		$11	SGD	15	7/7/17	—	@
UBS AG		$18	THB	625	7/7/17	—	@
Australia and New Zealand Banking Group		$18	MYR	79	8/4/17	—	@
JPMorgan Chase Bank NA	BRL	715		$215	8/4/17	—	@
JPMorgan Chase Bank NA	RUB	3,700		$62	8/4/17	(1)
JPMorgan Chase Bank NA		$10	BRL	34	8/4/17	(—@	)
JPMorgan Chase Bank NA		$82	KRW	93,150	8/4/17	(—@	)
Bank of America NA	EUR	92		$103	8/10/17	(3)
Bank of America NA	PLN	384		$101	8/10/17	(3)
Bank of Montreal	HUF	8,791		$32	8/10/17	(1)
Barclays Bank PLC	AUD	59		$45	8/10/17	(1)
Barclays Bank PLC	CHF	35		$36	8/10/17	(1)
Barclays Bank PLC	EUR	552		$615	8/10/17	(16)
Barclays Bank PLC	SGD	35		$25	8/10/17	(—@	)
Barclays Bank PLC	SGD	16		$11	8/10/17	(—@	)
Barclays Bank PLC		$306	GBP	242	8/10/17	10
Citibank NA	AUD	14		$11	8/10/17	(—@	)
Citibank NA	EUR	155		$173	8/10/17	(4)
Citibank NA	THB	1,883		$55	8/10/17	(—@	)
Citibank NA		$12	CAD	16	8/10/17	—	@
Citibank NA		$231	TRY	832	8/10/17	2
Commonwealth Bank of Australia	EUR	134		$150	8/10/17	(4)
Commonwealth Bank of Australia	MYR	72		$17	8/10/17	—	@
Commonwealth Bank of Australia	MYR	26		$6	8/10/17	—	@
Commonwealth Bank of Australia	MYR	134		$31	8/10/17	(—@	)
Commonwealth Bank of Australia		$162	GBP	128	8/10/17	5
Credit Suisse International	ILS	80		$23	8/10/17	(—@	)
Credit Suisse International		$12	GBP	9	8/10/17	—	@
Goldman Sachs International	AUD	21		$16	8/10/17	(—@	)
Goldman Sachs International	EUR	131		$146	8/10/17	(4)
Goldman Sachs International	EUR	16		$17	8/10/17	(—@	)
Goldman Sachs International	EUR	9		$10	8/10/17	(—@	)
Goldman Sachs International	HUF	3,679		$13	8/10/17	(—@	)
Goldman Sachs International		$4	GBP	3	8/10/17	—	@
Goldman Sachs International	ZAR	319		$24	8/10/17	(—@	)
JPMorgan Chase Bank NA	AUD	21		$16	8/10/17	(—@	)
JPMorgan Chase Bank NA	JPY	4,764		$43	8/10/17	—	@
JPMorgan Chase Bank NA	MXN	413		$23	8/10/17	—	@
JPMorgan Chase Bank NA		$7	CNY	52	8/10/17	—	@
JPMorgan Chase Bank NA		$152	MXN	2,772	8/10/17	—	@
JPMorgan Chase Bank NA		$256	TRY	920	8/10/17	3
JPMorgan Chase Bank NA	ZAR	420		$32	8/10/17	(—@	)
State Street Bank and Trust Co.	ARS	315		$19	8/10/17	1
State Street Bank and Trust Co.	BRL	213		$65	8/10/17	1
State Street Bank and Trust Co.	BRL	55		$17	8/10/17	—	@
State Street Bank and Trust Co.	BRL	229		$69	8/10/17	—	@
State Street Bank and Trust Co.	BRL	312		$94	8/10/17	1
State Street Bank and Trust Co.	BRL	20		$6	8/10/17	—	@
State Street Bank and Trust Co.	BRL	187		$58	8/10/17	2
State Street Bank and Trust Co.	BRL	224		$65	8/10/17	(2)
State Street Bank and Trust Co.	BRL	370		$111	8/10/17	—	@
State Street Bank and Trust Co.	CLP	11,245		$17	8/10/17	(—@	)
State Street Bank and Trust Co.	CLP	4,089		$6	8/10/17	(—@	)
State Street Bank and Trust Co.	CLP	11,580		$17	8/10/17	(—@	)
State Street Bank and Trust Co.	COP	57,924		$20	8/10/17	1
State Street Bank and Trust Co.	EUR	9		$10	8/10/17	(—@	)
State Street Bank and Trust Co.	IDR	223,318		$17	8/10/17	—	@
State Street Bank and Trust Co.	IDR	80,519		$6	8/10/17	(—@	)

State Street Bank and Trust Co.	IDR	698,926		$52	8/10/17	(—@	)
State Street Bank and Trust Co.	INR	1,082		$17	8/10/17	—	@
State Street Bank and Trust Co.	INR	392		$6	8/10/17	(—@	)
State Street Bank and Trust Co.	INR	1,100		$17	8/10/17	(—@	)
State Street Bank and Trust Co.	KRW	18,810		$17	8/10/17	—	@
State Street Bank and Trust Co.	KRW	6,815		$6	8/10/17	—	@
State Street Bank and Trust Co.	KRW	9,909		$9	8/10/17	—	@
State Street Bank and Trust Co.	RUB	953		$17	8/10/17	1
State Street Bank and Trust Co.	RUB	341		$6	8/10/17	—	@
State Street Bank and Trust Co.	RUB	3,881		$67	8/10/17	1
State Street Bank and Trust Co.	TWD	506		$17	8/10/17	—	@
State Street Bank and Trust Co.	TWD	183		$6	8/10/17	—	@
State Street Bank and Trust Co.	TWD	517		$17	8/10/17	—	@
State Street Bank and Trust Co.		$47	BRL	156	8/10/17	(—@	)
State Street Bank and Trust Co.		$83	MXN	1,512	8/10/17	—	@
State Street Bank and Trust Co.		$35	RUB	2,042	8/10/17	(1)
UBS AG	AUD	263		$199	8/10/17	(3)
UBS AG	CHF	12		$12	8/10/17	(—@	)
UBS AG	DKK	165		$25	8/10/17	(1)
UBS AG	EUR	422		$471	8/10/17	(12)
UBS AG	GBP	9		$12	8/10/17	(—@	)
UBS AG	HKD	136		$17	8/10/17	—	@
UBS AG		$14	AUD	18	8/10/17	—	@
UBS AG		$11	CAD	15	8/10/17	—	@
UBS AG		$27	EUR	24	8/10/17	—	@
UBS AG		$38	GBP	30	8/10/17	1
UBS AG		$9	NOK	77	8/10/17	—	@
UBS AG		$336	SEK	2,948	8/10/17	14
UBS AG		$27	SEK	229	8/10/17	—	@
UBS AG	ZAR	43		$3	8/10/17	(—@	)
Citibank NA	CZK	349		$15	2/1/18	(—@	)
Citibank NA	CZK	600		$27	2/1/18	(—@	)
Citibank NA	EUR	118		$128	2/1/18	(8)
Citibank NA	EUR	135		$147	2/1/18	(9)
Citibank NA	EUR	153		$167	2/1/18	(10)
Citibank NA	EUR	51		$56	2/1/18	(3)
Citibank NA	EUR	52		$57	2/1/18	(4)
Citibank NA		$163	CZK	4,018	2/1/18	15
Citibank NA		$54	CZK	1,339	2/1/18	5
Citibank NA		$56	CZK	1,371	2/1/18	5
Citibank NA		$130	CZK	3,185	2/1/18	11
Citibank NA		$148	CZK	3,641	2/1/18	13
Citibank NA		$9	EUR	8	2/1/18	—	@
Citibank NA		$11	EUR	9	2/1/18	—	@
						$(7)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
German Euro BOBL (Germany)	1	$150	Sep-17	$(1)
Gold Futures (United States)	1	124	Aug-17	(2)
MSCI Emerging Market E Mini (United States)	12	605	Sep-17	(2)
NIKKEI 225 Index (Japan)	5	446	Sep-17	(1)

OMXS 30 Index (Sweden)	2	38	Jul-17	(1)
S&P 500 E Mini Index (United States)	13	1,574	Sep-17	(5)
TOPIX Index (Japan)	2	287	Sep-17	2
U.S. Treasury 10 yr. Note (United States)	6	753	Sep-17	(2)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	7	944	Sep-17	(3)
U.S. Treasury 2 yr. Note (United States)	4	864	Sep-17	(1)
Short:
Brent Crude Futures (United Kingdom)	1	(49)	Jul-17	(2)
Copper Future (United States)	3	(203)	Sep-17	(3)
Euro Stoxx 50 Index (Germany)	5	(196)	Sep-17	3
German Euro BTP (Germany)	1	(155)	Sep-17	(1)
German Euro Bund (Germany)	8	(1,479)	Sep-17	24
Hang Seng Index (Hong Kong)	4	(261)	Jul-17	3
U.S. Treasury 10 yr. Note (United States)	2	(251)	Sep-17	(—@ )
				$8

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)		Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Morgan Stanley & Co., LLC* CDX.NA.HY.27	Sell		$37	5.00%	12/20/21	$1	$2	$3	NR
Morgan Stanley & Co., LLC* ITRAXX.XO.27	Sell	EUR	138	5.00	6/20/22	14	4	18	NR
			$175			$15	$6	$21

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	3 Month KORIBOR	Pay	1.83%	6/14/27	KRW	73,000	$ (—@	)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	12/8/26		$116	—	@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	77		(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	12/8/46	16		—	@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46	32		(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	5/23/47	30		1
							$(2)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2017:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	$48	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	$—	$(3)
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	18	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	(1)
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	23	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	(2)
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	83	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	(5)
JPMorgan Chase Bank NA	Short Global Elevators Index††	47	3 Month USD LIBOR minus 0.30%	Pay	12/14/17	—	(—@ )
JPMorgan Chase Bank NA	Short Global Elevators Index††	40	3 Month USD LIBOR minus 0.30%	Pay	12/14/17	—	(—@ )
JPMorgan Chase Bank NA	Short U.S. Cyclicals Index††	233	3 Month USD LIBOR minus 0.08%	Pay	2/20/18	—	1
JPMorgan Chase Bank NA	Short U.S. Cyclicals Index††	221	3 Month USD LIBOR minus 0.08%	Pay	2/20/18	—	1
JPMorgan Chase Bank NA	Short U.S. Cyclicals Index††	63	3 Month USD LIBOR minus 0.08%	Pay	2/20/18	—	— @
JPMorgan Chase Bank NA	S&P 500 Capital Goods Industry Group Index	174	3 Month USD LIBOR plus 0.19%	Pay	3/8/18	—	(1)
JPMorgan Chase Bank NA	S&P 500 Capital Goods Industry Group Index	183	3 Month USD LIBOR	Pay	3/8/18	—	(1)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	25	3 Month USD LIBOR minus 0.10%	Pay	3/15/18	—	(1)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	24	3 Month USD LIBOR minus 0.10%	Pay	3/15/18	—	(1)

JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	96	3 Month USD LIBOR plus 0.10%	Pay	3/15/18	—	(2)
JPMorgan Chase Bank NA	JPM Custom U.S. Cyclicals Index††	99	3 Month USD LIBOR minus 0.10%	Pay	5/23/18	—	—	@
JPMorgan Chase Bank NA	JPM Custom U.S. Cyclicals Index††	120	3 Month USD LIBOR	Pay	5/23/18	—	(4)
JPMorgan Chase Bank NA	JPM Custom U.S. Defensive Index††	101	3 Month USD LIBOR minus 0.02%	Receive	5/23/18	—	(—@	)
JPMorgan Chase Bank NA	JPM Custom U.S. Defensive Index††	120	3 Month USD LIBOR minus 0.02%	Receive	5/23/18	—	3
JPMorgan Chase Bank NA	JPM Custom China Property Index††	40	3 Month USD LIBOR minus 0.10%	Pay	6/11/18	—	(—@	)
							$(16)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Short Iron Ore Miners Index as of June 30, 2017.

Security Description	Index Weight
JPM Short Iron Ore Miners Index
African Rainbow Minerals Ltd.	1.02%
Assore Ltd.	0.24
BHP Billiton PLC	25.01
Ferrexpo PLC	1.15
Fortescue Metals Group Ltd.	9.06
Rio Tinto PLC	42.17
Vale SA	21.35
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short Global Elevators Index as of June 30, 2017.

Security Description	Index Weight
Short Global Elevators Index
Kone OYJ	55.45%
Schindler Holding AG	44.55
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Cyclicals Index as of June 30, 2017.

Security Description	Index Weight
Short U.S. Cyclicals Index
3M Co.	1.26%
Accenture PLC	0.77
Activision Blizzard, Inc.	0.35
Acuity Brands, Inc.	0.09
Adobe Systems, Inc.	0.71
Advance Auto Parts, Inc.	0.09
Air Products & Chemicals, Inc.	0.31
Akamai Technologies, Inc.	0.09
Alaska Air Group, Inc.	0.11
Albemarle Corp.	0.12
Allegion PLC	0.08
Alliance Data Systems Corp.	0.15
Alphabet, Inc.	5.53
Amazon.com, Inc.	3.84
American Airlines Group, Inc.	0.25
AMETEK, Inc.	0.14
Amphenol Corp.	0.23
Analog Devices, Inc.	0.24
Apple, Inc.	7.82
Applied Materials, Inc.	0.46
Arconic, Inc.	0.09
Autodesk, Inc.	0.20
Automatic Data Processing, Inc.	0.47
AutoNation, Inc.	0.03
AutoZone, Inc.	0.17
Avery Dennison Corp.	0.08
Ball Corp.	0.15
Bed Bath & Beyond, Inc.	0.05
Best Buy Co., Inc.	0.16
Boeing Co. (The)	1.14
BorgWarner, Inc.	0.08
Broadcom Ltd.	0.95
CA, Inc.	0.11
CarMax, Inc.	0.12
Carnival Corp.	0.28
Cars.com, Inc.	0.02
Caterpillar, Inc.	0.61
CBS Corp.	0.25
CF Industries Holdings, Inc.	0.06
CH Robinson Worldwide, Inc.	0.10

Charter Communications, Inc.	0.76
Chipotle Mexican Grill, Inc.	0.12
Cintas Corp.	0.11
Cisco Systems, Inc.	1.58
Citrix Systems, Inc.	0.13
Coach, Inc.	0.13
Cognizant Technology Solutions Corp.	0.40
Comcast Corp.	1.88
Corning, Inc.	0.29
CSRA, Inc.	0.05
CSX Corp.	0.52
Cummins, Inc.	0.24
Darden Restaurants, Inc.	0.11
Deere & Co.	0.36
Delphi Automotive PLC	0.24
Delta Air Lines, Inc.	0.39
Discovery Communications, Inc.	0.09
Dollar General Corp.	0.19
Dollar Tree, Inc.	0.17
Dover Corp.	0.12
Dow Chemical Co. (The)	0.70
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.05
DXC Technology Co.	0.11
Eastman Chemical Co.	0.12
Eaton Corp. PLC	0.35
eBay, Inc.	0.37
Ecolab, Inc.	0.35
EI du Pont de Nemours & Co.	0.70
Electronic Arts, Inc.	0.31
Emerson Electric Co.	0.38
Equifax, Inc.	0.16
Expedia, Inc.	0.19
Expeditors International of Washington, Inc.	0.10
F5 Networks, Inc.	0.08
Facebook, Inc.	3.64
Fastenal Co.	0.13
FedEx Corp.	0.53
Fidelity National Information Services, Inc.	0.28
First Solar, Inc.	0.03
Fiserv, Inc.	0.27
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.06
Fluor Corp.	0.06
FMC Corp.	0.10
Foot Locker, Inc.	0.07
Ford Motor Co.	0.44
Fortive Corp.	0.19

Fortune Brands Home & Security, Inc.	0.10
Freeport-McMoRan, Inc.	0.16
Gap, Inc. (The)	0.05
Garmin Ltd.	0.06
General Dynamics Corp.	0.57
General Electric Co.	2.41
General Motors Co.	0.49
Genuine Parts Co.	0.14
Global Payments, Inc.	0.14
Goodyear Tire & Rubber Co. (The)	0.08
H&R Block, Inc.	0.07
Hanesbrands, Inc.	0.09
Harley-Davidson, Inc.	0.10
Harris Corp.	0.14
Hasbro, Inc.	0.13
Hewlett Packard Enterprise Co.	0.28
Home Depot, Inc. (The)	1.89
Honeywell International, Inc.	1.01
HP, Inc.	0.30
Illinois Tool Works, Inc.	0.46
Ingersoll-Rand PLC	0.24
Intel Corp.	1.67
International Business Machines Corp.	1.34
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.24
Interpublic Group of Cos., Inc. (The)	0.09
Intuit, Inc.	0.33
Jacobs Engineering Group, Inc.	0.07
JB Hunt Transport Services, Inc.	0.08
Johnson Controls International PLC	0.41
Juniper Networks, Inc.	0.11
Kansas City Southern	0.11
KLA-Tencor Corp.	0.15
Kohl’s Corp.	0.07
L Brands, Inc.	0.13
L3 Technologies, Inc.	0.13
Lam Research Corp.	0.24
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.10
LKQ Corp.	0.10
Lockheed Martin Corp.	0.70
Lowe’s Cos., Inc.	0.68
LyondellBasell Industries N.V.	0.29
Macy’s, Inc.	0.07
Marriott International, Inc.	0.33
Martin Marietta Materials, Inc.	0.14
Masco Corp.	0.13
Mastercard, Inc.	1.17

Mattel, Inc.	0.08
McDonald’s Corp.	1.30
Michael Kors Holdings Ltd.	0.06
Microchip Technology, Inc.	0.18
Micron Technology, Inc.	0.32
Microsoft Corp.	5.39
Mohawk Industries, Inc.	0.15
Monsanto Co.	0.53
Mosaic Co. (The)	0.08
Motorola Solutions, Inc.	0.15
NetApp, Inc.	0.11
Netflix, Inc.	0.67
Newell Brands, Inc.	0.26
Newmont Mining Corp.	0.18
News Corp.	0.07
Nielsen Holdings PLC	0.13
NIKE, Inc.	0.78
Nordstrom, Inc.	0.06
Norfolk Southern Corp.	0.36
Northrop Grumman Corp.	0.45
Nucor Corp.	0.17
NVIDIA Corp.	0.88
Omnicom Group, Inc.	0.20
Oracle Corp.	1.51
O’Reilly Automotive, Inc.	0.21
PACCAR, Inc.	0.23
Parker-Hannifin Corp.	0.21
Paychex, Inc.	0.18
PayPal Holdings, Inc.	0.62
Pentair PLC	0.11
Pitney Bowes, Inc.	0.03
PPG Industries, Inc.	0.30
Praxair, Inc.	0.39
Priceline Group, Inc. (The)	0.93
PulteGroup, Inc.	0.07
PVH Corp.	0.09
Qorvo, Inc.	0.08
QUALCOMM, Inc.	0.81
Quanta Services, Inc.	0.05
Ralph Lauren Corp.	0.04
Raytheon Co.	0.48
Red Hat, Inc.	0.18
Republic Services, Inc.	0.15
Robert Half International, Inc.	0.06
Rockwell Automation, Inc.	0.21
Rockwell Collins, Inc.	0.14
Roper Technologies, Inc.	0.23
Ross Stores, Inc.	0.23

Royal Caribbean Cruises Ltd.	0.19
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.57
Scripps Networks Interactive, Inc.	0.06
Seagate Technology PLC	0.11
Sealed Air Corp.	0.10
Sherwin-Williams Co. (The)	0.29
Signet Jewelers Ltd.	0.04
Skyworks Solutions, Inc.	0.18
Snap-on, Inc.	0.09
Southwest Airlines Co.	0.37
Stanley Black & Decker, Inc.	0.21
Staples, Inc.	0.07
Starbucks Corp.	0.86
Stericycle, Inc.	0.06
Symantec Corp.	0.18
Target Corp.	0.30
TE Connectivity Ltd.	0.28
TEGNA, Inc.	0.03
Teradata Corp.	0.04
Texas Instruments, Inc.	0.80
Textron, Inc.	0.13
Tiffany & Co.	0.10
Time Warner, Inc.	0.80
TJX Cos, Inc. (The)	0.48
Total System Services, Inc.	0.10
Tractor Supply Co.	0.07
TransDigm Group, Inc.	0.14
TripAdvisor, Inc.	0.05
Twenty-First Century Fox, Inc.	0.46
Ulta Beauty, Inc.	0.18
Under Armour, Inc.	0.08
Union Pacific Corp.	0.92
United Continental Holdings, Inc.	0.22
United Parcel Service, Inc.	0.77
United Rentals, Inc.	0.09
United Technologies Corp.	0.95
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.09
Verisk Analytics, Inc.	0.13
VF Corp.	0.19
Viacom, Inc.	0.12
Visa, Inc.	1.77
Vulcan Materials Co.	0.17
Walt Disney Co. (The)	1.59
Waste Management, Inc.	0.30
Western Digital Corp.	0.26
Western Union Co. (The)	0.10

WestRock Co.	0.15
Whirlpool Corp.	0.15
WW Grainger, Inc.	0.10
Wyndham Worldwide Corp.	0.11
Wynn Resorts Ltd.	0.11
Xerox Corp.	0.06
Xilinx, Inc.	0.16
Xylem, Inc.	0.10
Yum! Brands, Inc.	0.26
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	12.93%
China CITIC Bank Corp., Ltd.	36.14
China Everbright Bank Co., Ltd.	2.12
China Merchants Bank Co., Ltd.	31.55
China Minsheng Banking Corp., Ltd.	13.10
Chongqing Rural Commercial Bank Co., Ltd.	4.16
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Cyclicals Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom U.S. Cyclicals Index
3M Co.	4.62%
Acuity Brands, Inc.	0.33
Advanced Micro Devices, Inc.	0.34
Allegion PLC	0.29
AMETEK, Inc.	0.52
Analog Devices, Inc.	1.01
Applied Materials, Inc.	1.59
Arconic, Inc.	0.37
Boeing Co. (The)	4.19
BorgWarner, Inc.	0.43
Broadcom Ltd.	3.33
Caterpillar, Inc.	2.34
Coach, Inc.	0.53
Cummins, Inc.	0.93
Deere & Co.	1.35
Delphi Automotive PLC	1.19
Dover Corp.	0.46
DR Horton, Inc.	0.47
Eaton Corp PLC	1.30
Emerson Electric Co.	1.43
Fastenal Co.	0.47
Flowserve Corp.	0.23
Fluor Corp.	0.24
Ford Motor Co.	2.20
Fortive Corp.	0.71
Fortune Brands Home & Security, Inc.	0.37
Garmin Ltd.	0.23
General Dynamics Corp.	2.10
General Electric Co.	8.77
General Motors Co.	2.40
Goodyear Tire & Rubber Co. (The)	0.44
Hanesbrands, Inc.	0.35
Harley-Davidson, Inc.	0.48
Hasbro, Inc.	0.50
Honeywell International, Inc.	3.78
Illinois Tool Works, Inc.	1.66
Ingersoll-Rand PLC	0.88
Intel Corp.	5.69
Jacobs Engineering Group, Inc.	0.25
Johnson Controls International PLC	1.51

KLA-Tencor Corp.	0.51
L3 Technologies, Inc.	0.48
Lam Research Corp.	0.82
Leggett & Platt, Inc.	0.28
Lennar Corp.	0.43
Lockheed Martin Corp.	2.58
Masco Corp.	0.46
Mattel, Inc.	0.29
Michael Kors Holdings Ltd.	0.23
Microchip Technology, Inc.	0.60
Micron Technology, Inc.	1.10
Mohawk Industries, Inc.	0.61
Newell Brands, Inc.	1.03
NIKE, Inc.	3.12
Northrop Grumman Corp.	1.67
NVIDIA Corp.	3.04
PACCAR, Inc.	0.86
Parker-Hannifin Corp.	0.79
Pentair PLC	0.41
PulteGroup, Inc.	0.28
PVH Corp.	0.36
Qorvo, Inc.	0.29
QUALCOMM, Inc.	2.91
Quanta Services, Inc.	0.19
Ralph Lauren Corp.	0.17
Raytheon Co.	1.76
Rockwell Automation, Inc.	0.77
Rockwell Collins, Inc.	0.63
Roper Technologies, Inc.	0.88
Skyworks Solutions, Inc.	0.63
Snap-on, Inc.	0.34
Stanley Black & Decker, Inc.	0.80
Texas Instruments, Inc.	2.74
Textron, Inc.	0.47
TransDigm Group, Inc.	0.50
Under Armour, Inc.	0.31
United Rentals, Inc.	0.35
United Technologies Corp.	3.40
VF Corp.	0.76
Whirlpool Corp.	0.57
WW Grainger, Inc.	0.36
Xilinx, Inc.	0.57
Xylem, Inc.	0.37
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Defensive Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom U.S. Defensive Index
AbbVie, Inc.	2.41%
AES Corp.	0.15
Agilent Technologies, Inc.	0.40
Alexion Pharmaceuticals, Inc.	0.60
Allergan PLC	1.84
Alliant Energy Corp.	0.19
Altria Group, Inc.	2.98
Ameren Corp.	0.27
American Electric Power Co., Inc.	0.70
American Water Works Co., Inc.	0.29
Amgen, Inc.	2.71
Archer-Daniels-Midland Co.	0.50
AT&T, Inc.	4.92
Biogen, Inc.	1.25
Bristol-Myers Squibb Co.	1.94
Brown-Forman Corp.	0.17
Campbell Soup Co.	0.21
Celgene Corp.	2.10
CenterPoint Energy, Inc.	0.25
CenturyLink, Inc.	0.27
Church & Dwight Co., Inc.	0.28
Clorox Co. (The)	0.35
CMS Energy Corp.	0.27
Coca-Cola Co. (The)	3.57
Colgate-Palmolive Co.	1.28
Conagra Brands, Inc.	0.31
Consolidated Edison, Inc.	0.51
Constellation Brands, Inc.	0.68
Costco Wholesale Corp.	1.48
Coty, Inc.	0.18
CVS Health Corp.	1.81
Dominion Energy, Inc.	1.01
Dr Pepper Snapple Group, Inc.	0.35
DTE Energy Co.	0.39
Duke Energy Corp.	1.21
Edison International	0.54
Eli Lilly & Co.	1.70
Entergy Corp.	0.29
Estee Lauder Cos., Inc. (The)	0.44
Eversource Energy	0.39

Exelon Corp.	0.68
FirstEnergy Corp.	0.27
General Mills, Inc.	0.68
Gilead Sciences, Inc.	1.99
Hershey Co. (The)	0.30
Hormel Foods Corp.	0.19
Illumina, Inc.	0.55
Incyte Corp.	0.43
JM Smucker Co. (The)	0.28
Johnson & Johnson	7.20
Kellogg Co.	0.37
Kimberly-Clark Corp.	0.95
Kraft Heinz Co. (The)	1.05
Kroger Co. (The)	0.45
Level 3 Communications, Inc.	0.36
Mallinckrodt PLC	0.10
McCormick & Co., Inc.	0.23
Merck & Co., Inc.	3.68
Mettler-Toledo International, Inc.	0.31
Molson Coors Brewing Co.	0.33
Mondelez International, Inc.	1.35
Monster Beverage Corp.	0.43
Mylan N.V.	0.36
NextEra Energy, Inc.	1.34
NiSource, Inc.	0.17
NRG Energy, Inc.	0.11
PepsiCo, Inc.	3.38
PerkinElmer, Inc.	0.15
Perrigo Co., PLC	0.22
Pfizer, Inc.	4.28
PG&E Corp.	0.71
Philip Morris International, Inc.	3.72
Pinnacle West Capital Corp.	0.20
PPL Corp.	0.54
Procter & Gamble Co. (The)	4.61
Public Service Enterprise Group, Inc.	0.45
Regeneron Pharmaceuticals, Inc.	0.73
Reynolds American, Inc.	1.09
SCANA Corp.	0.20
Sempra Energy	0.59
Southern Co. (The)	0.99
Sysco Corp.	0.52
Thermo Fisher Scientific, Inc.	1.40
Tyson Foods, Inc.	0.38
Verizon Communications, Inc.	3.93
Vertex Pharmaceuticals, Inc.	0.66
Walgreens Boots Alliance, Inc.	1.45
Wal-Mart Stores, Inc.	2.38
Waters Corp.	0.30
WEC Energy Group, Inc.	0.40
Whole Foods Market, Inc.	0.28
Xcel Energy, Inc.	0.47
Zoetis, Inc.	0.62
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Property Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom China Property Index
China Jinmao Holdings Group Ltd.	2.83%
China Overseas Land & Investment Ltd.	20.48
China Resources Land Ltd.	13.01
China Vanke Co., Ltd.	23.71
Country Garden Holdings Co., Ltd.	15.92
Guangzhou R&F Properties Co., Ltd.	3.16
Longfor Properties Co., Ltd.	8.18
Shimao Property Holdings Ltd.	3.61
Sino-Ocean Group Holding Ltd.	2.34
SOHO China Ltd.	1.69
Sunac China Holdings Ltd.	5.07
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Other**	37.3%
Sovereign	30.8
Corporate Bonds	10.2
Investment Companies	8.4
Short-Term Investments	7.5
U.S. Treasury Securities	5.8
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $8,379,000 with net unrealized appreciation of approximately $8,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $7,000 and does not include open swap agreements with net unrealized depreciation of approximately $12,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Aerospace & Defense (3.7%)
TransDigm Group, Inc.	85,131	$22,889

Automobiles (1.5%)
Tesla, Inc. (a)(b)	26,310	9,514

Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	47,218	3,766
Intrexon Corp. (a)(b)	78,851	1,899
Juno Therapeutics, Inc. (a)(b)	64,591	1,931
		7,596
Capital Markets (7.6%)
MSCI, Inc.	232,119	23,906
S&P Global, Inc.	161,910	23,637
		47,543
Consumer Finance (1.0%)
LendingClub Corp. (a)	1,115,314	6,145

Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	36,182	3,072

Health Care Equipment & Supplies (6.6%)
DexCom, Inc. (a)	135,983	9,947
Intuitive Surgical, Inc. (a)	33,258	31,109
		41,056
Health Care Technology (12.5%)
athenahealth, Inc. (a)	310,976	43,708
Veeva Systems, Inc., Class A (a)	552,930	33,900
		77,608
Hotels, Restaurants & Leisure (2.2%)
Dunkin’ Brands Group, Inc.	252,805	13,934

Information Technology Services (4.0%)
Gartner, Inc. (a)	202,305	24,987

Internet & Direct Marketing Retail (5.1%)
Expedia, Inc.	213,628	31,820

Internet Software & Services (16.8%)
Angie’s List, Inc. (a)(b)	1,809,100	23,138
MercadoLibre, Inc.	58,921	14,782
Survey Monkey, Inc. (a)(c)(d)(e) (acquisition cost - $28,952; acquired 11/25/14)	1,760,030	12,021
Twitter, Inc. (a)	1,325,499	23,687
Zillow Group, Inc., Class C (a)	625,074	30,635
		104,263
Life Sciences Tools & Services (6.8%)
Illumina, Inc. (a)	245,112	42,532

Multi-Line Retail (2.3%)
Dollar Tree, Inc. (a)	205,393	14,361

Professional Services (7.6%)
IHS Markit Ltd. (a)	529,449	23,317
Verisk Analytics, Inc. (a)	285,866	24,118
		47,435
Software (17.2%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	177,819	6,256
ServiceNow, Inc. (a)	295,981	31,374
Snap, Inc., Class A (a)(b)	119,653	2,126
Splunk, Inc. (a)	369,983	21,048
Take-Two Interactive Software, Inc. (a)	222,634	16,337
Workday, Inc., Class A (a)	306,886	29,768
		106,909
Textiles, Apparel & Luxury Goods (1.2%)
Under Armour, Inc., Class C (a)	358,566	7,229
Total Common Stocks (Cost $478,200)		608,893

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY November 2017 @ CNY 7.40, Royal Bank of Scotland (Cost $320)	95,336	59

Shares
Short-Term Investments (8.9%)
Securities held as Collateral on Loaned Securities (4.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	20,280,844	20,281

	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (1.08%, dated 6/30/17, due 7/3/17; proceeds $2,459; fully collateralized by U.S. Government obligations; 2.13% - 2.75% due 6/30/22 - 8/15/42; valued at $2,508)	$2,459	2,459
HSBC Securities USA, Inc., (1.06%, dated 6/30/17, due 7/3/17; proceeds $2,251; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $2,296)	2,251	2,251
HSBC Securities USA, Inc., (1.07%, dated 6/30/17, due 7/3/17; proceeds $1,607; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $1,640)	1,607	1,607
		6,317
Total Securities held as Collateral on Loaned Securities (Cost $26,598)		26,598

	Shares	Value (000)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $28,460)	28,459,535	28,460
Total Short-Term Investments (Cost $55,058)		55,058
Total Investments (106.7%) (Cost $533,578) Including $35,813 of Securities Loaned (g)(h)		664,010
Liabilities in Excess of Other Assets (-6.7%)		(41,853)
Net Assets (100.0%)		$622,157

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2017 were approximately $35,813,000 and $36,478,000, respectively. The Fund received cash collateral of approximately $26,598,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $9,880,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At June 30, 2017, the Fund held a fair valued security valued at approximately $12,021,000, representing 1.9% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(d)		Security has been deemed illiquid at June 30, 2017.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2017, amounts to approximately $12,021,000 and represents 1.9% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $36,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $161,457,000 and the aggregate gross unrealized depreciation is approximately $31,025,000, resulting in net unrealized appreciation of approximately $130,432,000.

CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.6%
Software	16.8
Internet Software & Services	16.4
Health Care Technology	12.2
Capital Markets	7.5
Professional Services	7.4
Life Sciences Tools & Services	6.7
Health Care Equipment & Supplies	6.4
Internet & Direct Marketing Retail	5.0
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.6%)
Agency Adjustable Rate Mortgage (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
2.52%, 7/1/45	$194	$198
Agency Fixed Rate Mortgages (21.1%)
Federal Home Loan Mortgage Corporation, Gold Pools:
3.00%, 3/1/47	2,734	2,731
3.50%, 1/1/44 – 2/1/45	2,137	2,205
4.00%, 6/1/44 – 10/1/44	1,123	1,183
5.41%, 7/1/37 – 8/1/37	33	36
5.44%, 1/1/37 – 6/1/38	93	103
5.46%, 5/1/37 – 1/1/38	104	114
5.48%, 8/1/37 – 10/1/37	62	68
5.50%, 8/1/37 – 4/1/38	110	123
5.52%, 9/1/37 – 1/1/38	28	31
5.62%, 12/1/36 – 12/1/37	91	99
6.00%, 10/1/36 – 8/1/38	252	283
6.50%, 12/1/25 – 8/1/33	164	184
7.00%, 6/1/28 – 11/1/31	54	56
Federal National Mortgage Association, Conventional Pools:
3.00%, 5/1/30 – 11/1/46	5,601	5,616
3.50%, 8/1/45 – 3/1/47	4,830	4,983
4.00%, 11/1/41 – 8/1/46	6,220	6,570
4.50%, 3/1/41 – 11/1/44	2,185	2,382
5.00%, 3/1/41	316	347
5.50%, 6/1/35 – 1/1/37	90	101
5.62%, 12/1/36	34	36
6.50%, 4/1/24 – 1/1/34	1,283	1,432
7.00%, 11/1/17 – 12/1/33	227	244
9.50%, 4/1/30	171	197
July TBA:
3.00%, 7/1/32 (a)	2,260	2,320
3.50%, 7/1/47 (a)	13,509	13,876
4.00%, 7/1/47 (a)	4,670	4,910
4.50%, 7/1/47 (a)	2,870	3,079
Government National Mortgage Association, July TBA:
3.50%, 7/20/47 (a)	680	704
Various Pools:
3.50%, 11/20/40 – 7/20/46	3,336	3,460
4.00%, 8/20/41 – 3/20/43	766	811
5.48%, 9/20/37	9	10
6.50%, 5/15/40	817	962
		59,256
Asset-Backed Securities (7.6%)
2010 U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	606	607
AASET Trust,
5.93%, 5/16/42 (b)	250	251
American Homes 4 Rent,
6.07%, 10/17/45 (b)	601	667

AMSR Trust,
2.61%, 11/17/33 (b)(c)	1,000	1,007
Bayview Opportunity Master Fund IIIb Trust,
3.47%, 7/28/18 (b)	251	250
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)	730	745
CAM Mortgage Trust,
4.00%, 1/15/56 (b)	392	395
Conn’s Receivables Funding LLC,
12.00%, 4/15/20 (b)	800	825
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	25	18
CVS Pass-Through Trust,
6.04%, 12/10/28	668	755
GMAT Trust,
4.25%, 9/25/20 (b)	717	719
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (b)	800	798
Invitation Homes Trust,
5.21%, 9/17/31 (b)(c)	1,000	1,006
5.75%, 8/17/32 (b)(c)	997	1,017
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (b)	564	575
Nationstar HECM Loan Trust,
4.36%, 2/25/26 (b)(c)	650	650
4.70%, 5/25/27 (b)	440	441
5.68%, 8/25/26 (b)	475	485
6.54%, 6/25/26 (b)(c)	450	456
NRZ Excess Spread-Collateralized Notes,
5.68%, 7/25/21 (b)	744	744
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (b)	450	451
PennyMac LLC,
4.00%, 3/25/55 (b)	524	527
PNMAC GMSR Issuer Trust,
5.97%, 2/25/50 (b)(c)	900	899
Pretium Mortgage Credit Partners LLC,
3.25%, 3/28/57 (b)	781	784
3.50%, 10/27/31 – 4/29/32(b)	1,458	1,465
PRPM LLC,
4.00%, 9/27/21 (b)	443	444
RMAT LLC,
4.83%, 6/25/35 (b)	398	401
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	36	36
3.55%, 2/15/20 (b)	121	121
Tricon American Homes Trust,
5.77%, 11/17/33 (b)	630	641
VOLT LIV LLC,
3.63%, 2/25/47 (b)	557	559
VOLT LIX LLC,
3.25%, 5/25/47 (b)	681	683
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493	497
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300	302
VOLT XXII LLC,
4.25%, 2/25/55 (b)	299	300

VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	694		694
			21,215
Collateralized Mortgage Obligations - Agency Collateral Series (1.8%)
Federal Home Loan Mortgage Corporation,
3.72%, 6/25/48 (b)(c)	483		455
4.09%, 10/25/48 (b)(c)	750		713
5.35%, 12/25/26 (b)(c)	300		304
6.05%, 7/25/23 (c)	426		431
6.47%, 7/25/26 (b)(c)	275		281
IO REMIC
4.84%, 11/15/43 (c)	1,451		198
4.89%, 4/15/39 (c)	1,304		117
IO STRIPS
7.50%, 12/15/29	37		10
PAC REMIC
9.50%, 4/15/20	—	@	—	@
Federal National Mortgage Association,
IO
5.17%, 9/25/20 (c)	4,288		478
IO PAC REMIC
8.00%, 9/18/27	148		33
IO REMIC
6.00%, 7/25/33	96		19
IO STRIPS
6.50%, 9/25/29 – 12/25/29	572		102
8.00%, 4/25/24	136		21
8.50%, 10/25/25	50		11
9.00%, 11/25/26	46		9
REMIC
7.00%, 9/25/32	276		323
56.90%, 9/25/20 (d)	—	@	—	@
Government National Mortgage Association,
IO
3.50%, 5/20/43	1,633		344
4.88%, 11/16/40 (c)	1,996		370
4.93%, 7/16/33 (c)	1,924		111
5.00%, 2/16/41	320		71
5.02%, 3/20/43 (c)	714		122
5.29%, 5/20/40 (c)	872		167
IO PAC
4.94%, 10/20/41 (c)	2,352		226
			4,916
Commercial Mortgage-Backed Securities (7.6%)
BBCCRE Trust,
4.71%, 8/10/33 (b)(c)	750		637
BBCMS Trust,
4.43%, 9/10/28 (b)(c)	1,037		998
CGDB Commercial Mortgage Trust,
3.55%, 5/15/30 (b)(c)	290		291
Citigroup Commercial Mortgage Trust,
4.10%, 9/15/27 (b)(c)	800		763
IO
0.90%, 11/10/48 (c)	2,812		144
1.12%, 9/10/58 (c)	9,782		589
COMM Mortgage Trust,
5.21%, 8/10/46 (b)(c)	800		783
IO

0.26%, 7/10/45 (c)	14,978	98
1.12%, 10/10/47 (c)	4,595	185
1.40%, 7/15/47 (c)	4,135	220
Commercial Mortgage Pass-Through Certificates,
4.75%, 2/10/47 (b)(c)	575	535
Cosmopolitan Hotel Trust,
4.66%, 11/15/33 (b)(c)	400	406
CSMC Trust,
5.28%, 3/15/28 (b)(c)	200	201
5.37%, 11/15/33 (b)(c)	777	782
5.91%, 4/15/29 (b)(c)	1,000	1,008
GS Mortgage Securities Trust,
4.92%, 8/10/46 (b)(c)	500	471
IO
0.98%, 9/10/47 (c)	5,830	253
1.40%, 10/10/49 (c)	8,153	705
1.52%, 10/10/48 (c)	5,388	452
HILT Mortgage Trust,
4.91%, 7/15/29 (b)(c)	600	578
HMH Trust,
6.29%, 7/5/31 (b)	450	450
JP Morgan Chase Commercial Mortgage Securities Trust,
4.72%, 7/15/47 (b)(c)	1,135	926
5.46%, 12/12/43	33	33
IO
0.75%, 4/15/46 (c)	6,956	198
0.96%, 12/15/49 (c)	4,600	221
1.28%, 7/15/47 (c)	10,465	467
JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)	1,105	941
4.82%, 4/15/47 (b)(c)	775	697
IO
1.24%, 8/15/47 (c)	4,493	257
LB-UBS Commercial Mortgage Trust,
6.50%, 9/15/45 (c)	550	556
Morgan Stanley Bank of America Merrill Lynch Trust,
4.75%, 12/15/46 (b)	838	833
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	625	510
4.65%, 9/15/58 (b)(c)	471	416
IO
1.19%, 12/15/49 (c)	6,856	410
1.80%, 11/15/49 (c)	6,941	717
WF-RBS Commercial Mortgage Trust,
3.50%, 8/15/47 (b)	1,400	1,092
3.80%, 11/15/47 (b)(c)	950	713
3.99%, 5/15/47 (b)	580	456
4.27%, 5/15/45 (b)(c)	425	393
5.15%, 9/15/46 (b)(c)	805	778
		21,163
Corporate Bonds (33.4%)
Finance (14.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 5/15/19	380	390
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	179
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.25%, 4/15/21	525	545

American International Group, Inc.,
4.88%, 6/1/22	375	412
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	366
Bank of America Corp.,
MTN
4.00%, 1/22/25	830	845
4.20%, 8/26/24	225	234
4.25%, 10/22/26	1,088	1,122
5.00%, 1/21/44	180	204
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	525	548
BNP Paribas SA,
3.80%, 1/10/24 (b)	500	521
5.00%, 1/15/21	175	191
Boston Properties LP,
3.80%, 2/1/24	175	182
BPCE SA,
5.15%, 7/21/24 (b)	800	856
Brighthouse Financial, Inc.,
3.70%, 6/22/27 (b)	525	520
Brookfield Finance LLC,
4.00%, 4/1/24	775	796
Capital One Bank USA NA,
3.38%, 2/15/23	1,075	1,086
Citigroup, Inc.,
3.89%, 1/10/28 (c)	625	636
6.68%, 9/13/43	120	161
8.13%, 7/15/39	350	539
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	250
Colony NorthStar, Inc.,
5.00%, 4/15/23	375	395
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	680
Credit Agricole SA,
3.88%, 4/15/24 (b)(e)	500	528
Credit Suisse Group AG,
3.57%, 1/9/23 (b)	250	256
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	575	612
Discover Bank,
7.00%, 4/15/20	250	278
Discover Financial Services,
3.95%, 11/6/24	750	763
Extra Space Storage LP,
3.13%, 10/1/35 (b)	250	268
Federal Realty Investment Trust,
3.63%, 8/1/46	250	226
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	500	538
GE Capital International Funding Co.,
4.42%, 11/15/35	415	452
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	615	800
MTN
4.80%, 7/8/44	350	389

Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (b)	475	504
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	321
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	846
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	350	357
HSBC Finance Corp.,
6.68%, 1/15/21	820	925
HSBC Holdings PLC,
4.25%, 3/14/24	800	829
HSBC USA, Inc.,
3.50%, 6/23/24	225	232
Humana, Inc.,
3.95%, 3/15/27	350	365
ING Bank N.V.,
5.80%, 9/25/23 (b)	770	871
ING Groep N.V.,
6.00%, 4/16/20 (c)(f)	200	205
Intesa Sanpaolo SpA,
5.25%, 1/12/24	410	454
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (b)	380	391
JPMorgan Chase & Co.,
3.20%, 6/15/26	550	544
4.13%, 12/15/26	1,075	1,116
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (b)	475	477
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (b)	150	162
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)	490	553
MetLife, Inc.,
5.70%, 6/15/35	175	216
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	600
Nationwide Building Society,
3.90%, 7/21/25 (b)(e)	400	419
6.25%, 2/25/20 (b)	645	710
New York Life Global Funding,
1.70%, 9/14/21 (b)	600	585
PNC Financial Services Group, Inc. (The),
3.15%, 5/19/27	475	473
3.90%, 4/29/24	360	376
Realty Income Corp.,
3.25%, 10/15/22	400	406
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	895
Santander Issuances SAU,
5.18%, 11/19/25	200	215
Santander UK Group Holdings PLC,
3.57%, 1/10/23	1,125	1,152
Shutterfly, Inc.,
0.25%, 5/15/18	400	401
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (b)	500	506
Spirit Realty Capital, Inc.,
3.75%, 5/15/21 (e)	375	373

Standard Chartered PLC,
3.05%, 1/15/21 (b)	325	329
Swedbank AB,
2.38%, 2/27/19 (b)	525	529
Synchrony Bank,
3.00%, 6/15/22	625	623
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	518
Toronto-Dominion Bank (The),
3.63%, 9/15/31 (c)	725	720
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	270
UBS Group Funding Switzerland AG,
2.95%, 9/24/20 (b)	525	537
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,042
3.75%, 7/15/25	475	501
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)	450	458
Wells Fargo & Co.,
3.00%, 10/23/26	1,950	1,901
		40,685
Industrials (17.8%)
21st Century Fox America, Inc.,
4.75%, 9/15/44	375	396
Abbott Laboratories,
3.75%, 11/30/26	850	869
Air Liquide Finance SA,
1.75%, 9/27/21 (b)	450	439
Akamai Technologies, Inc.,
0.00%, 2/15/19	375	368
Altaba, Inc.,
0.00%, 12/1/18	300	342
Amazon.com, Inc.,
3.80%, 12/5/24	600	640
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (e)	600	672
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24	575	602
4.90%, 2/1/46	575	652
Apple, Inc.,
2.45%, 8/4/26	400	383
4.45%, 5/6/44	475	518
AT&T, Inc.,
4.25%, 3/1/27	350	363
4.50%, 3/9/48	600	564
Baidu, Inc.,
2.75%, 6/9/19	650	658
Becton Dickinson and Co.,
2.89%, 6/6/22	600	603
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	250	290
BP Capital Markets PLC,
3.12%, 5/4/26	500	496
3.25%, 5/6/22	625	643
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	425	460
6.48%, 10/23/45	450	542

CNH Industrial Capital LLC,
4.38%, 11/6/20		625	657
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23		540	535
Coca-Cola Co.,
3.20%, 11/1/23		375	389
Comcast Corp.,
4.60%, 8/15/45		380	415
ConocoPhillips Co.,
4.95%, 3/15/26 (e)		350	390
Daimler Finance North America LLC,
2.25%, 7/31/19 (b)		700	703
Darden Restaurants, Inc.,
3.85%, 5/1/27		450	458
DCP Midstream Operating LP,
5.35%, 3/15/20 (b)		169	177
Delta Air Lines, Inc.,
2.88%, 3/13/20		475	482
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)		425	433
DISH DBS Corp.,
5.88%, 11/15/24		525	562
Dollar General Corp.,
1.88%, 4/15/18		550	551
3.25%, 4/15/23		400	408
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)		380	391
Enable Midstream Partners LP,
3.90%, 5/15/24		425	422
Express Scripts Holding Co.,
4.50%, 2/25/26 (e)		500	531
4.80%, 7/15/46		325	332
Exxon Mobil Corp.,
4.11%, 3/1/46		475	502
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	406
General Motors Co.,
6.60%, 4/1/36		200	232
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		175	241
Goldcorp, Inc.,
3.70%, 3/15/23		293	303
HCA, Inc.,
4.75%, 5/1/23		645	684
Heathrow Funding Ltd.,
4.88%, 7/15/21 (b)		525	566
Home Depot, Inc.,
5.88%, 12/16/36		400	522
Illumina, Inc.,
0.00%, 6/15/19		328	333
International Paper Co.,
3.00%, 2/15/27		675	651
J Sainsbury PLC, Series SBRY
1.25%, 11/21/19	GBP	300	405
Johnson Controls International PLC,
3.90%, 2/14/26	$500		524
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22		1,175	1,215
Kraft Heinz Foods Co.,
4.38%, 6/1/46		425	418

Live Nation Entertainment, Inc.,
2.50%, 5/15/19	375	429
Lockheed Martin Corp.,
3.10%, 1/15/23	725	743
LVMH Moet Hennessy Louis Vuitton SE, Series MCFP
0.00%, 2/16/21	150	430
LyondellBasell Industries N.V.,
4.63%, 2/26/55	450	443
MasTec, Inc.,
4.88%, 3/15/23	540	541
Medtronic, Inc.,
4.63%, 3/15/45	325	367
Microsoft Corp.,
2.88%, 2/6/24	400	407
4.45%, 11/3/45	525	586
MPLX LP,
4.88%, 6/1/25	250	266
5.20%, 3/1/47	350	362
NBC Universal Media LLC,
5.95%, 4/1/41	325	417
Netflix, Inc.,
4.38%, 11/15/26 (b)(e)	325	325
NOVA Chemicals Corp.,
5.25%, 8/1/23 (b)	463	477
Novartis Capital Corp.,
4.40%, 5/6/44	375	417
Nuance Communications, Inc.,
1.00%, 12/15/35	425	412
ON Semiconductor Corp.,
1.00%, 12/1/20	625	652
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (b)	450	445
Oracle Corp.,
2.95%, 5/15/25	381	383
PepsiCo, Inc.,
3.60%, 3/1/24	625	662
Philip Morris International, Inc.,
2.50%, 8/22/22	270	270
Phillips 66 Partners LP,
4.68%, 2/15/45	150	144
Priceline Group, Inc. (The),
0.90%, 9/15/21	275	316
QUALCOMM, Inc.,
2.10%, 5/20/20	575	578
Shell International Finance BV,
3.25%, 5/11/25	400	409
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)	800	756
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	200	200
Southern Copper Corp.,
5.25%, 11/8/42	600	600
Spectra Energy Capital LLC,
3.30%, 3/15/23	475	477
Sprint Corp.,
7.13%, 6/15/24	500	558
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)	1,437	1,453

Telefonica Emisiones SAU,
4.10%, 3/8/27	850	880
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	600	662
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/1/26 (e)	800	761
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	550	536
Time Warner, Inc.,
3.80%, 2/15/27	400	403
Total Capital International SA,
2.88%, 2/17/22	500	510
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)	550	538
Tyson Foods, Inc.,
4.88%, 8/15/34	375	411
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	599	627
United Technologies Corp.,
4.50%, 6/1/42	165	181
Verizon Communications, Inc.,
4.67%, 3/15/55	575	541
5.01%, 8/21/54	100	99
Viavi Solutions, Inc.,
0.63%, 8/15/33	375	416
Visa, Inc.,
3.15%, 12/14/25	775	788
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (b)	800	803
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	615	751
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23	175	182
Woodside Finance Ltd.,
3.70%, 9/15/26 (b)	675	666
ZF North America Capital, Inc.,
4.50%, 4/29/22 (b)	250	263
		49,881
Utilities (1.1%)
Duke Energy Corp.,
2.65%, 9/1/26	760	723
Enel Finance International N.V.,
3.63%, 5/25/27 (b)	350	348
Entergy Louisiana LLC,
3.05%, 6/1/31	525	508
Southern Power Co.,
Series D
1.95%, 12/15/19	550	548
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (b)	775	805
		2,932
		93,498
Mortgages - Other (7.1%)
Adjustable Rate Mortgage Trust,
3.48%, 6/25/35 (c)	537	517

Alternative Loan Trust,
1.40%, 5/25/47 (c)	174		164
Banc of America Alternative Loan Trust,
1.87%, 7/25/46 (c)	273		201
5.50%, 10/25/35	1,111		1,101
5.86%, 10/25/36	668		410
6.00%, 4/25/36	129		130
Banc of America Funding Trust,
5.25%, 7/25/37	375		376
ChaseFlex Trust,
6.00%, 2/25/37	1,020		777
Eurosail PLC,
1.24%, 6/13/45 (c)	GBP	600	737
Fannie Mae Connecticut Avenue Securities,
5.22%, 5/25/25 (c)	$597		646
6.12%, 11/25/24 (c)	697		797
6.22%, 7/25/25 (c)	481		537
Farringdon Mortgages No. 2 PLC,
1.84%, 7/15/47 (c)	GBP	280	349
Freddie Mac Structured Agency Credit Risk Debt Notes,
4.52%, 10/25/27 (c)	$400		448
4.97%, 9/25/24 (c)	602		676
5.22%, 8/25/24 (c)	312		341
5.47%, 11/25/23 (c)	700		782
6.37%, 10/25/29 (c)	300		328
Freddie Mac Whole Loan Securities Trust,
3.00%, 7/25/46 – 10/25/46	1,211		1,198
3.50%, 5/25/45 – 12/25/46	3,069		3,108
3.88%, 5/25/45 (b)(c)	220		219
4.00%, 5/25/45	112		115
Grifonas Finance PLC,
0.04%, 8/28/39 (c)	EUR	519	514
HarborView Mortgage Loan Trust,
1.40%, 1/19/38 (c)	$476		451
IM Pastor 3 FTH,
0.00%, 3/22/43 (c)	EUR	509	473
Impac CMB Trust,
1.95%, 4/25/35 (c)	$239		188
JP Morgan Mortgage Trust,
3.55%, 6/25/37 (c)	222		208
6.00%, 6/25/37	155		152
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	931		941
6.50%, 9/25/37	1,105		816
Paragon Mortgages No. 13 PLC,
0.74%, 1/15/39 (c)	GBP	300	351
Paragon Mortgages No. 15 PLC,
0.21%, 12/15/39 (c)	EUR	800	772
RALI Trust,
5.50%, 12/25/34	$746		735
6.00%, 11/25/36	281		244
			19,802
Municipal Bonds (0.9%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	255		345
City of New York, NY,
Series G-1
5.97%, 3/1/36	270		351

Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477		613
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283		348
6.66%, 4/1/57	320		392
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320		374
			2,423
Sovereign (6.9%)
Argentine Republic Government International Bond,
7.50%, 4/22/26 (e)	1,181		1,276
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23	BRL	10,700	3,040
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	1,919
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	29,773,000	2,355
Mexican Bonos, Series M
6.50%, 6/10/21	MXN	74,900	4,115
Mexico Government International Bond,
3.60%, 1/30/25	$704		714
Petroleos Mexicanos,
6.38%, 1/23/45	329		322
6.88%, 8/4/26	150		167
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (b)	EUR	1,951	2,716
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	97,620	1,602
Ukraine Government International Bond,
7.75%, 9/1/26	$1,261		1,229
			19,455
U.S. Agency Security (0.7%)
Federal Home Loan Bank,
0.88%, 10/1/18	2,070		2,058
U.S. Treasury Securities (9.4%)
U.S. Treasury Bond,
3.75%, 11/15/43	4,750		5,585
U.S. Treasury Notes,
0.38%, 1/15/27	3,011		2,959
1.13%, 2/28/21	12,200		11,954
1.50%, 5/31/19 – 8/15/26	6,225		5,967
			26,465
Total Fixed Income Securities (Cost $268,243)			270,449

	Shares	Value (000)
Short-Term Investments (14.3%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $2,340)	2,340,223	2,340
Investment Company (13.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $37,151)	37,151,156	37,151

	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
1.19%, 4/26/18 (h)(i) (Cost $680)	$687	680
Total Short-Term Investments (Cost $40,171)		40,171
Total Investments (110.9%) (Cost $308,414) Including $3,819 of Securities Loaned (j)(k)(l)		310,620
Liabilities in Excess of Other Assets (-10.9%)		(30,516)
Net Assets (100.0%)		$280,104

(a)                                 Security is subject to delayed delivery.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.

(d)                                 Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2017.

(e)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2017 were approximately $3,819,000 and $3,898,000, respectively. The Fund received cash collateral of approximately $2,340,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,558,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)                                   Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(g)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $41,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                 Rate shown is the yield to maturity at June 30, 2017.

(i)                                     All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)                                    Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(l)                                     At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,689,000 and the aggregate gross unrealized depreciation is approximately $4,483,000, resulting in net unrealized appreciation of approximately $2,206,000.

@                                    Value is less than $500.

IO                                  Interest Only.

MTN                   Medium Term Note.

OFZ                        Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

PAC                       Planned Amortization Class.

REMIC     Real Estate Mortgage Investment Conduit.

STRIPS     Separate Trading of Registered Interest and Principal of Securities.

TBA                      To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2017:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	2,760			$2,051		7/7/17	$(71)
Australia and New Zealand Banking Group	EUR	5,602			$6,305		7/7/17	(94)
Australia and New Zealand Banking Group	NZD	2,650		EUR	1,667		7/7/17	(37)
Australia and New Zealand Banking Group		$11		JPY	1,260		7/7/17	(—@	)
Australia and New Zealand Banking Group		$1,881		NZD	2,657		7/7/17	66
Bank of America NA	SEK	5,654			$645		7/7/17	(26)
Goldman Sachs International	CAD	5			$4		7/7/17	(—@	)
Goldman Sachs International		$1,366		PLN	5,113		7/7/17	14
Goldman Sachs International		$87		RON	354		7/7/17	2
HSBC Bank PLC	GBP	1,385			$1,784		7/7/17	(21)
HSBC Bank PLC	NOK	27			$3		7/7/17	(—@	)
HSBC Bank PLC		$13		EUR	11		7/7/17	—	@
HSBC Bank PLC		$—	@	HUF	5		7/7/17	—	@
HSBC Bank PLC		$135		MXN	2,461		7/7/17	1
JPMorgan Chase Bank NA	BRL	5,882			$1,804		7/7/17	29
JPMorgan Chase Bank NA	BRL	1,913			$580		7/7/17	3
JPMorgan Chase Bank NA	IDR	18,576,092			$1,392		7/7/17	(1)
JPMorgan Chase Bank NA	INR	63,281			$981		7/7/17	3
JPMorgan Chase Bank NA	INR	824			$13		7/7/17	—	@
JPMorgan Chase Bank NA	MXN	28,656			$1,566		7/7/17	(12)
JPMorgan Chase Bank NA	RUB	92,755			$1,619		7/7/17	47
JPMorgan Chase Bank NA		$2,354		BRL	7,795		7/7/17	(2)
JPMorgan Chase Bank NA		$1,394		IDR	18,576,092		7/7/17	(—@	)
JPMorgan Chase Bank NA		$990		INR	64,105		7/7/17	1
JPMorgan Chase Bank NA		$1,553		RUB	92,755		7/7/17	19
UBS AG	EUR	1,326		SEK	12,925		7/7/17	20
UBS AG	EUR	11			$13		7/7/17	(—@	)
UBS AG	EUR	11			$13		7/7/17	(—@	)
UBS AG	MXN	46,982			$2,506		7/7/17	(82)
UBS AG	TRY	60			$17		7/7/17	(—@	)
UBS AG		$—	@	EUR	—	@	7/7/17	—	@
UBS AG		$16		EUR	14		7/7/17	—	@
UBS AG		$5		GBP	4		7/7/17	—	@
UBS AG		$573		SEK	4,971		7/7/17	17
JPMorgan Chase Bank NA	BRL	7,795			$2,339		8/4/17	1
JPMorgan Chase Bank NA	IDR	18,576,092			$1,390		8/4/17	—	@
JPMorgan Chase Bank NA	RUB	92,755			$1,544		8/4/17	(19)
JPMorgan Chase Bank NA		$157		BRL	522		8/4/17	(1)
								$(143)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	144	$31,120	Sep-17	$(48)
U.S. Treasury 30 yr. Bond	19	2,920	Sep-17	6
U.S. Treasury 5 yr. Note	159	18,736	Sep-17	(44)
U.S. Treasury Ultra Bond	112	18,578	Sep-17	314
Short:
German Euro Bund	27	(4,992)	Sep-17	72
U.S. Treasury 10 yr. Note	62	(7,783)	Sep-17	5
U.S. Treasury 10 yr. Ultra Long Bond	70	(9,437)	Sep-17	22
				$327

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(35)	$(16)	BBB+
Deutsche Bank AG CMBX.NA.BB.60	Sell	230	5.00	5/11/63	1	(44)	(43)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	286	5.00	5/11/63	(41)	(11)	(52)	NR
		$1,511			$(21)	$(90)	$(111)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	12/7/26	$3,656	$ (—@	)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	3,683	(69)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	5/23/47	3,237	58
						$(11)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound

HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TRY	—	Turkish Lira

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.2%
Industrials	16.2
Finance	13.2
Short-Term Investments	12.3
U.S. Treasury Security	8.6
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	6.9
Mortgages - Other	6.4
Sovereign	6.3
Other***	4.0
Total Investments	100.0	%****

**                    Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

***             Industries and/or investment types representing less than 5% of total investments.

****      Does not include open long/short futures contracts with an underlying face amount of approximately $93,566,000 with net unrealized appreciation of approximately $327,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $143,000 and does not include open swap agreements with net unrealized depreciation of approximately $101,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (95.7%)
Asset-Backed Securities (0.6%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$102	$115
8.35%, 7/10/31 (a)	122	158
		273
Corporate Bonds (94.7%)
Finance (36.3%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	211
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 5/15/19	150	154
Air Lease Corp.,
2.63%, 7/1/22	150	149
3.38%, 6/1/21	75	77
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	75	77
Ally Financial, Inc.
4.25%, 4/15/21	75	78
American Express Credit Corp.,
MTN
3.30%, 5/3/27	150	150
American International Group, Inc.
4.88%, 6/1/22	175	192
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	100	98
Bank of America Corp.,
Series G
3.50%, 4/19/26	275	276
MTN
4.00%, 1/22/25	180	183
4.24%, 4/24/38 (b)	125	130
MTN
4.25%, 10/22/26	100	103
5.00%, 1/21/44	125	142
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	63
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	166
BNP Paribas SA,
3.80%, 1/10/24 (a)	250	261
5.00%, 1/15/21	95	104
Boston Properties LP,
3.65%, 2/1/26	100	101
3.80%, 2/1/24	25	26
BPCE SA
5.15%, 7/21/24 (a)	200	214
Brighthouse Financial, Inc.
3.70%, 6/22/27 (a)	150	148
Brixmor Operating Partnership LP
4.13%, 6/15/26	150	149
Brookfield Finance, Inc.
4.25%, 6/2/26	150	154
Capital One Financial Corp.,

2.50%, 5/12/20	50	50
3.20%, 2/5/25	275	270
3.75%, 3/9/27 (c)	25	25
Chubb INA Holdings, Inc.
3.35%, 5/15/24	125	130
Citigroup, Inc.,
3.89%, 1/10/28 (b)	225	229
4.45%, 9/29/27	225	234
6.68%, 9/13/43	50	67
8.13%, 7/15/39	100	154
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	250
CNA Financial Corp.
5.75%, 8/15/21	75	84
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	259
6.00%, 2/15/18	61	63
CubeSmart LP
3.13%, 9/1/26	50	48
Discover Bank
2.00%, 2/21/18	250	250
Discover Financial Services
3.95%, 11/6/24	75	76
Federal Realty Investment Trust
3.63%, 8/1/46	75	68
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	215
GE Capital International Funding Co.,
2.34%, 11/15/20	200	202
4.42%, 11/15/35	211	230
Goldman Sachs Group, Inc. (The),
2.91%, 6/5/23 (b)	125	125
MTN
4.80%, 7/8/44	125	139
6.25%, 2/1/41	75	98
6.75%, 10/1/37	230	299
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	100	106
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	299
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	102
HSBC Finance Corp.
6.68%, 1/15/21	235	265
HSBC Holdings PLC,
2.65%, 1/5/22	200	200
4.38%, 11/23/26	200	208
HSBC USA, Inc.
3.50%, 6/23/24	100	103
Humana, Inc.
4.80%, 3/15/47	100	111
ING Bank N.V.
5.80%, 9/25/23 (a)	100	113
Intesa Sanpaolo SpA
3.88%, 1/16/18	200	202
Jackson National Life Global Funding
2.20%, 1/30/20 (a)	300	300
JPMorgan Chase & Co.,
3.78%, 2/1/28 (b)	225	230

4.13%, 12/15/26	650	675
KeyBank NA
1.60%, 8/22/19	250	248
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	200	201
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	54
Lincoln National Corp.
7.00%, 6/15/40	75	101
Lloyds Banking Group PLC
3.10%, 7/6/21	200	203
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	51
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	200	200
Mizuho Financial Group, Inc.
2.63%, 4/12/21 (a)	225	225
Nationwide Building Society
6.25%, 2/25/20 (a)	260	286
New York Life Global Funding
2.90%, 1/17/24 (a)	225	227
Northern Trust Corp.
3.38%, 5/8/32 (b)	125	125
Pacific LifeCorp 6.00%,
2/10/20 (a)	150	163
PNC Financial Services Group, Inc. (The),
3.15%, 5/19/27	275	274
3.90%, 4/29/24	80	84
Prudential Financial, Inc.,
MTN
4.60%, 5/15/44	75	82
5.63%, 6/15/43 (b)	170	187
Realty Income Corp.
3.25%, 10/15/22	150	152
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	200	205
Santander UK Group Holdings PLC
3.57%, 1/10/23	200	205
Santander UK PLC
5.00%, 11/7/23 (a)	200	215
Simon Property Group LP
2.50%, 7/15/21 (c)	125	125
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (a)	200	203
Standard Chartered PLC
2.10%, 8/19/19 (a)	225	224
State Street Corp.
1.95%, 5/19/21	175	173
Swedbank AB
2.80%, 3/14/22 (a)	300	304
Synchrony Bank
3.00%, 6/15/22	250	249
TD Ameritrade Holding Corp.,
3.30%, 4/1/27	75	75
3.63%, 4/1/25	100	104
Toronto-Dominion Bank (The)
3.63%, 9/15/31 (b)	175	174
Travelers Cos., Inc. (The)
3.75%, 5/15/46	50	49
UBS Group Funding Switzerland AG
3.49%, 5/23/23 (a)	225	230

UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	55
2.88%, 3/15/23	255	259
3.75%, 7/15/25	150	158
Wells Fargo & Co.,
3.00%, 10/23/26	575	561
3.07%, 1/24/23	200	203
MTN
4.10%, 6/3/26	100	104
Westpac Banking Corp.
2.85%, 5/13/26	150	146
		16,769
Industrials (49.8%)
21st Century Fox America, Inc.
4.75%, 9/15/44	125	132
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
Abbott Laboratories,
3.40%, 11/30/23	250	256
4.90%, 11/30/46	50	55
AbbVie, Inc.,
3.20%, 5/14/26	50	49
4.70%, 5/14/45	75	80
Air Liquide Finance SA
2.25%, 9/27/23 (a)	200	195
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	215
Alibaba Group Holding Ltd.
2.50%, 11/28/19	200	202
Allergan Funding SCS
4.75%, 3/15/45 (c)	19	21
Altria Group, Inc.
5.38%, 1/31/44	55	66
Amazon.com, Inc.,
3.80%, 12/5/24	75	80
4.95%, 12/5/44	50	59
American Airlines Pass-Through Trust
4.00%, 7/15/25	165	173
Amgen, Inc.,
2.60%, 8/19/26	125	119
4.66%, 6/15/51	109	116
Anadarko Petroleum Corp.
5.55%, 3/15/26 (c)	25	28
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	125	129
3.70%, 2/1/24	200	210
4.90%, 2/1/46	175	198
Apple, Inc.,
2.45%, 8/4/26	150	144
3.35%, 2/9/27	200	205
3.85%, 5/4/43	50	50
4.50%, 2/23/36	125	141
Applied Materials, Inc.
3.30%, 4/1/27	150	153
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	207
Aramark Services, Inc.
4.75%, 6/1/26	100	104

AstraZeneca PLC
6.45%, 9/15/37	125	169
AT&T, Inc.,
4.25%, 3/1/27	125	129
4.50%, 3/9/48	287	270
4.55%, 3/9/49	75	71
5.15%, 3/15/42	75	77
Automatic Data Processing, Inc.
3.38%, 9/15/25	50	52
Baidu, Inc.,
2.88%, 7/6/22 (d)	200	199
3.25%, 8/6/18	200	203
Barrick Gold Corp.
4.10%, 5/1/23	100	108
Baxalta, Inc.
5.25%, 6/23/45	50	59
Becton Dickinson and Co.,
2.89%, 6/6/22	100	100
4.69%, 12/15/44	75	78
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	50	53
5.00%, 9/30/43	75	87
BMW US Capital LLC
2.70%, 4/6/22 (a)	250	253
Boston Scientific Corp.
3.85%, 5/15/25	100	104
BP Capital Markets PLC,
3.02%, 1/16/27	100	97
3.12%, 5/4/26	125	124
Brambles USA, Inc.
4.13%, 10/23/25 (a)	150	154
British Airways Pass-Through Trust
4.63%, 6/20/24 (a)	151	163
Buckeye Partners LP
4.15%, 7/1/23	175	180
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	81
4.55%, 9/1/44	50	56
Caterpillar, Inc.
3.80%, 8/15/42	50	50
CBS Corp.
4.90%, 8/15/44	50	53
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	75	81
6.48%, 10/23/45	150	181
Cimarex Energy Co.
3.90%, 5/15/27	225	227
Cisco Systems, Inc.
1.85%, 9/20/21	275	272
Coca-Cola Co.
1.38%, 5/30/19	175	174
ConocoPhillips Co.,
2.20%, 5/15/20 (c)	100	100
4.95%, 3/15/26 (c)	200	223
Crown Castle International Corp.,
3.40%, 2/15/21	100	103
4.45%, 2/15/26	75	80
CSX Corp.
2.60%, 11/1/26	125	121

CVS Health Corp.
2.13%, 6/1/21	75	74
Danone SA
1.69%, 10/30/19 (a)	200	198
Darden Restaurants, Inc.,
3.85%, 5/1/27	50	51
6.80%, 10/15/37	50	64
DCP Midstream Operating LP
5.35%, 3/15/20 (a)	38	40
Dell International LLC/EMC Corp.
8.10%, 7/15/36 (a)	75	95
Delphi Automotive PLC
3.15%, 11/19/20	125	128
Delta Air Lines, Inc.
3.63%, 3/15/22	200	206
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	111
DISH DBS Corp.
5.88%, 11/15/24	75	80
Dollar General Corp.,
1.88%, 4/15/18	100	100
3.25%, 4/15/23	125	127
Eastman Chemical Co.
3.80%, 3/15/25	100	103
eBay, Inc.
2.50%, 3/9/18	100	101
EI du Pont de Nemours & Co.
2.20%, 5/1/20	200	201
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	108
Embraer Netherlands Finance BV
5.40%, 2/1/27	65	68
Enable Midstream Partners LP,
3.90%, 5/15/24	125	124
4.40%, 3/15/27	25	25
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21 (a)	75	78
Energy Transfer LP
6.50%, 2/1/42	125	140
Enterprise Products Operating LLC
4.45%, 2/15/43	125	125
Express Scripts Holding Co.,
4.50%, 2/25/26 (c)	100	106
4.80%, 7/15/46	50	51
Exxon Mobil Corp.
4.11%, 3/1/46	75	79
FedEx Corp.
3.20%, 2/1/25	100	101
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	200	198
5.88%, 8/2/21	200	223
General Motors Co.,
6.60%, 4/1/36	25	29
6.75%, 4/1/46	25	30
General Motors Financial Co., Inc.
3.95%, 4/13/24	100	102
Gilead Sciences, Inc.,
4.50%, 2/1/45	25	26
4.80%, 4/1/44	50	55
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	103

Goldcorp, Inc.
5.45%, 6/9/44	50	56
Hanesbrands, Inc.,
4.63%, 5/15/24 (a)	40	41
4.88%, 5/15/26 (a)	60	61
Harris Corp.
4.85%, 4/27/35	75	82
HCA, Inc.
4.75%, 5/1/23	130	138
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	205
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	55	52
Home Depot, Inc.,
2.13%, 9/15/26	50	47
3.35%, 9/15/25	25	26
5.88%, 12/16/36	109	142
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	200
International Paper Co.
3.00%, 2/15/27	150	145
John Deere Capital Corp.,
MTN
1.25%, 10/9/19	225	222
Johnson Controls International PLC
3.90%, 2/14/26	75	79
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/1/26 (a)	100	105
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22	75	78
4.15%, 2/1/24	150	154
Kinder Morgan, Inc.
5.55%, 6/1/45	50	53
Kraft Heinz Foods Co.
4.38%, 6/1/46	175	172
Kroger Co. (The)
6.90%, 4/15/38	80	101
Lockheed Martin Corp.
3.55%, 1/15/26	125	130
Lowe’s Cos., Inc.
2.50%, 4/15/26	175	168
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	74
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23 (c)	150	138
MasTec, Inc.
4.88%, 3/15/23	90	90
McDonald’s Corp.,
MTN
4.60%, 5/26/45	100	108
Mead Johnson Nutrition Co.
3.00%, 11/15/20	75	77
Medtronic, Inc.
4.63%, 3/15/45	200	226
Merck & Co., Inc.
2.80%, 5/18/23	125	127
Microsoft Corp.,
1.55%, 8/8/21	75	73
2.88%, 2/6/24	75	76
4.45%, 11/3/45	125	139

Molson Coors Brewing Co.
2.25%, 3/15/20 (a)	175	175
MPLX LP,
4.00%, 2/15/25	100	101
4.88%, 6/1/25	25	27
5.20%, 3/1/47	50	52
NBC Universal Media LLC
5.95%, 4/1/41	275	353
NetApp, Inc.
2.00%, 12/15/17	100	100
Netflix, Inc.
4.38%, 11/15/26 (a)(c)	50	50
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	150	151
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	124
Novartis Capital Corp.
4.40%, 5/6/44	75	83
Omnicom Group, Inc.,
3.60%, 4/15/26	50	50
3.63%, 5/1/22	95	99
3.65%, 11/1/24	23	24
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	222
Oracle Corp.
4.50%, 7/8/44	150	164
PepsiCo, Inc.,
1.70%, 10/6/21	200	196
3.60%, 3/1/24	100	106
Pfizer, Inc.
3.00%, 12/15/26	100	100
Philip Morris International, Inc.,
2.00%, 2/21/20	125	125
4.50%, 3/20/42	75	80
Phillips 66
5.88%, 5/1/42	25	30
Phillips 66 Partners LP
4.68%, 2/15/45	25	24
QUALCOMM, Inc.
2.60%, 1/30/23	250	249
Reckitt Benckiser Treasury Services PLC
2.38%, 6/24/22 (a)	350	348
Rockwell Collins, Inc.
2.80%, 3/15/22	125	126
Ryder System, Inc.,
MTN
2.65%, 3/2/20	50	50
Sabine Pass Liquefaction LLC
4.20%, 3/15/28 (a)	225	228
Shell International Finance BV
1.38%, 9/12/19	175	174
Sherwin-Williams Co. (The)
2.75%, 6/1/22	250	250
Southern Copper Corp.
7.50%, 7/27/35	100	124
Spectra Energy Capital LLC
7.50%, 9/15/38	100	132
Sprint Corp.
7.13%, 6/15/24	75	84

Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (a)	200	202
Telefonica Emisiones SAU
4.10%, 3/8/27	150	155
Telefonica Europe BV
8.25%, 9/15/30	84	118
Tesoro Corp.
4.75%, 12/15/23 (a)	175	189
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26 (c)	225	214
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	125	122
Time Warner, Inc.
3.80%, 2/15/27	300	303
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	110
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (a)	75	73
4.13%, 2/2/26 (a)	95	99
Tyson Foods, Inc.
4.88%, 8/15/34	50	55
Under Armour, Inc.
3.25%, 6/15/26	100	94
United Airlines Pass-Through Trust,
Class A
4.30%, 8/15/25	197	210
Vale Overseas Ltd.
6.88%, 11/21/36	75	81
Verizon Communications, Inc.,
4.67%, 3/15/55	228	214
5.01%, 8/21/54	285	283
Viacom, Inc.
5.85%, 9/1/43	50	54
Visa, Inc.
4.30%, 12/14/45	125	137
Vodafone Group PLC
4.38%, 2/19/43	50	50
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	200	201
Wal-Mart Stores, Inc.,
3.30%, 4/22/24	150	157
5.25%, 9/1/35	75	92
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	50	50
3.80%, 11/18/24	25	26
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	125	130
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	234
Woodside Finance Ltd.
3.70%, 9/15/26 (a)	150	148
		23,009
Utilities (8.6%)
Alabama Power Co.
3.75%, 3/1/45	125	124
Baltimore Gas & Electric Co.
2.40%, 8/15/26	75	71

Black Hills Corp.
3.15%, 1/15/27	75	73
Boston Gas Co.
4.49%, 2/15/42 (a)	125	134
CenterPoint Energy Houston Electric LLC,
1.85%, 6/1/21	150	148
Series AA
3.00%, 2/1/27	225	224
CMS Energy Corp.
6.25%, 2/1/20	200	220
Consolidated Edison, Inc.,
Series A
2.00%, 3/15/20	75	75
DTE Energy Co.,
1.50%, 10/1/19	100	98
3.80%, 3/15/27 (c)	125	128
Duke Energy Carolinas LLC
3.75%, 6/1/45	75	75
Duke Energy Corp.
2.65%, 9/1/26	150	143
Emera US Finance LP
3.55%, 6/15/26	225	226
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	119
Entergy Arkansas, Inc.
3.50%, 4/1/26	75	77
Entergy Louisiana LLC
3.05%, 6/1/31	75	72
Fortis, Inc.,
Series WI
2.10%, 10/4/21	100	98
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	203
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	200	204
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	75	75
Public Service Electric & Gas Co.,
MTN
2.25%, 9/15/26	150	142
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	75	74
Sempra Energy
6.00%, 10/15/39	125	159
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	75
Southern Power Co.,
Series D
1.95%, 12/15/19	50	50
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	200	208
TransAlta Corp.
4.50%, 11/15/22	213	216
Virginia Electric & Power Co.
2.95%, 1/15/22	325	332
WEC Energy Group, Inc.
3.55%, 6/15/25	75	77

Xcel Energy, Inc.
3.30%, 6/1/25	75	76
		3,996
		43,774
Sovereign (0.4%)
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 4/28/20 (a)	200	201
Total Fixed Income Securities (Cost $43,100)		44,248

	Shares	Value (000)
Short-Term Investments (4.6%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $356)	356,075	356
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,433)	1,432,546	1,433

	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
1.19%, 4/26/18 (f)(g) (Cost $356)	$360	356
Total Short-Term Investments (Cost $2,145)		2,145
Total Investments (100.3%) (Cost $45,245) Including $1,097 of Securities Loaned (h)(i)(j)		46,393
Liabilities in Excess of Other Assets (-0.3%)		(161)
Net Assets (100.0%)		$46,232

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2017 were approximately $1,097,000 and $1,122,000, respectively. The Fund received cash collateral of approximately $356,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $766,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	When-issued security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at June 30, 2017.

(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)	Securities are available for collateral in connection with purchase of a when-issued security, open futures contracts and swap agreements.
(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,356,000 and the aggregate gross unrealized depreciation is approximately $208,000, resulting in net unrealized appreciation of approximately $1,148,000.

MTN	Medium Term Note.

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	25	$5,402	Sep-17	$(6)
U.S. Treasury 30 yr. Bond	13	1,998	Sep-17	20
U.S. Treasury Ultra Bond	10	1,659	Sep-17	27
Short:
U.S. Treasury 10 yr. Note	13	(1,632)	Sep-17	3
U.S. Treasury 10 yr. Ultra Long Bond	25	(3,370)	Sep-17	4
U.S. Treasury 5 yr. Note	12	(1,414)	Sep-17	3
				$51

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(7)	$(3)	BBB+

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at June 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	12/21/26	$680	$(13)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	50.0%
Finance	36.4
Utilities	8.7
Short-Term Investments	3.9
Other***	1.0
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $15,475,000 with net unrealized appreciation of approximately $51,000. Does not include open swap agreements with total unrealized depreciation of approximately $20,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.9%)
Corporate Bonds (91.0%)
Basic Materials (4.4%)
American Gilsonite Co.
17.00%, 12/31/21 (a)(b)(c)	$185	$193
Chemtura Corp.
5.75%, 7/15/21	375	386
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	500	526
Hexion, Inc.
10.00%, 4/15/20	750	748
HudBay Minerals, Inc.
7.25%, 1/15/23 (a)	500	518
IAMGOLD Corp.
7.00%, 4/15/25 (a)	500	516
International Wire Group, Inc.
10.75%, 8/1/21 (a)	750	690
Lundin Mining Corp.
7.50%, 11/1/20 (a)	250	264
MSCI, Inc.
4.75%, 8/1/26 (a)	250	258
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	800	824
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	500	525
Versum Materials, Inc.
5.50%, 9/30/24 (a)	225	237
		5,685
Communications (6.9%)
Bankrate, Inc.
6.13%, 8/15/18 (a)	250	251
Block Communications, Inc.
6.88%, 2/15/25 (a)	750	806
Cable One, Inc.
5.75%, 6/15/22 (a)	350	369
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	350	370
Columbus Cable Barbados Ltd.
7.38%, 3/30/21 (a)	300	319
CommScope Technologies LLC
5.00%, 3/15/27 (a)	400	400
CSC Holdings LLC
5.25%, 6/1/24	500	511
DISH DBS Corp.
7.75%, 7/1/26	250	297
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	325	336
GCI, Inc.
6.75%, 6/1/21	250	257
Gray Television, Inc.
5.88%, 7/15/26 (a)	550	562
Intelsat Jackson Holdings SA
8.00%, 2/15/24 (a)	500	540
Lamar Media Corp.
5.75%, 2/1/26	300	324

MDC Partners, Inc.
6.50%, 5/1/24 (a)	564	565
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 8/15/23 (a)	600	649
Netflix, Inc.
5.88%, 2/15/25	250	278
SFR Group SA
6.00%, 5/15/22 (a)	500	524
Sprint Communications, Inc.
6.00%, 11/15/22	750	797
T-Mobile USA, Inc.
5.38%, 4/15/27	375	403
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)	450	473
		9,031
Consumer, Cyclical (18.6%)
Air Canada
7.75%, 4/15/21 (a)	500	575
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)	200	188
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	500	529
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	140	145
American Greetings Corp.
7.88%, 2/15/25 (a)	500	543
Aramark Services, Inc.
4.75%, 6/1/26	250	260
Aston Martin Capital Holdings, Ltd.
6.50%, 4/15/22 (a)	400	420
AV Homes, Inc.
6.63%, 5/15/22 (a)	750	774
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	350	378
Beazer Homes USA, Inc.
8.75%, 3/15/22	500	559
Carrols Restaurant Group, Inc.,
8.00%, 5/1/22 (a)	150	160
8.00%, 5/1/22	500	534
CCM Merger, Inc.
6.00%, 3/15/22 (a)	500	514
Century Communities, Inc.
5.88%, 7/15/25 (a)	500	499
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	700	724
Churchill Downs, Inc.
5.38%, 12/15/21	300	313
Cumberland Farms, Inc.
6.75%, 5/1/25 (a)	500	527
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	767	750
Eldorado Resorts, Inc.,
6.00%, 4/1/25 (a)	350	372
7.00%, 8/1/23	400	434
EMI Music Publishing Group North America Holdings, Inc.
7.63%, 6/15/24 (a)	550	613
FelCor Lodging LP
6.00%, 6/1/25	250	268

Gibson Brands, Inc.
8.88%, 8/1/18 (a)	900	804
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	750	757
Golden Nugget, Inc.
8.50%, 12/1/21 (a)	350	373
Guitar Center, Inc.
6.50%, 4/15/19 (a)	500	437
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	255
JC Penney Corp., Inc.
8.13%, 10/1/19	83	91
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24 (a)	250	261
Lions Gate Entertainment Corp.
5.88%, 11/1/24 (a)	400	423
Mattamy Group Corp.
6.88%, 12/15/23 (a)	400	411
Meritor, Inc.
6.25%, 2/15/24	600	628
National CineMedia LLC
5.75%, 8/15/26	500	488
Neiman Marcus Group Ltd., LLC
8.75%, 10/15/21 (a)(b)	350	170
New Home Co., Inc. (The)
7.25%, 4/1/22 (a)	750	780
Oshkosh Corp.
5.38%, 3/1/22	250	260
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	500	520
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	378	397
Rite Aid Corp.,
6.13%, 4/1/23 (a)	250	246
6.75%, 6/15/21	750	774
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 8/15/21 (a)	750	763
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	350	370
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	750	772
Silversea Cruise Finance Ltd.
7.25%, 2/1/25 (a)	500	536
Sonic Automotive, Inc.
5.00%, 5/15/23	500	478
Speedway Motorsports, Inc.
5.13%, 2/1/23	350	357
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	750	733
Tempur Sealy International, Inc.
5.50%, 6/15/26	500	509
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (a)	800	661
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	700	494
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	400	396
		24,223

Consumer, Non-Cyclical (15.8%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	250	259
5.63%, 2/15/23	250	260
ACCO Brands Corp.
5.25%, 12/15/24 (a)	500	521
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	400	330
Alere, Inc.,
6.38%, 7/1/23 (a)	200	216
7.25%, 7/1/18	300	300
APX Group, Inc.
6.38%, 12/1/19	404	416
Beverages & More, Inc.
11.50%, 6/15/22 (a)	750	731
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(b)	815	806
Bumble Bee Holdings, Inc.
9.00%, 12/15/17 (a)	500	502
Central Garden & Pet Co.
6.13%, 11/15/23	350	375
Cenveo Corp.
6.00%, 8/1/19 (a)	750	637
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	525	556
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	300	317
CSVC Acquisition Corp.
7.75%, 6/15/25 (a)	300	307
DS Services of America, Inc.
10.00%, 9/1/21 (a)	217	231
Eagle Holding Co. II LLC
7.63%, 5/15/22 (a)(b)	200	206
Emeco Pty Ltd.,
Series B
9.25%, 3/31/22	162	164
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	750	634
Envision Healthcare Corp.,
5.63%, 7/15/22	400	415
6.25%, 12/1/24 (a)	250	268
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	250	258
First Quality Finance Co., Inc.
5.00%, 7/1/25 (a)	500	511
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22 (a)	720	735
HCA, Inc.
5.25%, 6/15/26	250	270
Hertz Corp. (The),
5.88%, 10/15/20	750	729
7.63%, 6/1/22 (a)	400	400
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 8/1/23 (a)	500	528
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	300	312
Live Nation Entertainment, Inc.
4.88%, 11/1/24 (a)	350	356
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	500	440

MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	150	160
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 1/15/24	450	483
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	322
Quintiles IMS, Inc.
4.88%, 5/15/23 (a)	300	309
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/25 (a)	375	392
Select Medical Corp.
6.38%, 6/1/21	500	516
Service Corp. International
5.38%, 1/15/22	250	258
Spectrum Brands, Inc.
5.75%, 7/15/25	250	269
Surgery Center Holdings, Inc.
6.75%, 7/1/25 (a)	500	508
Team Health Holdings, Inc.
6.38%, 2/1/25 (a)	750	729
Teleflex, Inc.
4.88%, 6/1/26	200	206
Tenet Healthcare Corp.
4.75%, 6/15/20 (d)	525	530
THC Escrow Corp. III
7.00%, 8/1/25 (a)	300	300
TMS International Corp.
7.63%, 10/15/21 (a)	975	992
TreeHouse Foods, Inc.
6.00%, 2/15/24 (a)	250	268
United Rentals North America, Inc.
5.75%, 11/15/24	350	368
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23 (a)	500	431
6.13%, 4/15/25 (a)	250	213
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	350	362
		20,606
Diversified (0.5%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	750	669

Energy (13.6%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (a)	500	506
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (a)	750	756
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	500	506
Callon Petroleum Co.,
6.13%, 10/1/24	400	409
6.13%, 10/1/24 (a)	250	256
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	800	774
Continental Resources, Inc.
5.00%, 9/15/22	250	246
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)	375	376

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/1/23	250	255
Denbury Resources, Inc.
5.50%, 5/1/22	1,000	565
Endeavor Energy Resources LP/EER Finance, Inc.,
7.00%, 8/15/21 (a)	250	260
8.13%, 9/15/23 (a)	500	531
Halcon Resources Corp.
6.75%, 2/15/25 (a)	750	679
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	462
5.75%, 10/1/25 (a)	250	237
Laredo Petroleum, Inc.,
5.63%, 1/15/22	250	244
6.25%, 3/15/23	450	449
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	900	864
Matador Resources Co.
6.88%, 4/15/23	300	313
Murphy Oil Corp.
6.88%, 8/15/24	400	419
Murphy Oil USA, Inc.
5.63%, 5/1/27	650	678
Newfield Exploration Co.
5.38%, 1/1/26	500	520
Northern Oil and Gas, Inc.
8.00%, 6/1/20	750	529
Pacific Drilling V Ltd.
7.25%, 12/1/17 (a)	600	308
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	506
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25 (a)	275	266
PDC Energy, Inc.
6.13%, 9/15/24 (a)	500	510
Rice Energy, Inc.
6.25%, 5/1/22	550	575
Rowan Cos., Inc.
7.38%, 6/15/25	750	703
RSP Permian, Inc.,
5.25%, 1/15/25 (a)	250	252
6.63%, 10/1/22	500	521
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 11/15/23	600	573
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	367
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 9/15/24 (a)	250	254
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.38%, 5/1/24	350	381
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	500	494
Whiting Petroleum Corp.
5.75%, 3/15/21	500	472
WildHorse Resource Development Corp.
6.88%, 2/1/25 (a)	750	707
		17,723

Finance (9.6%)
Baytex Energy Corp.
5.63%, 6/1/24 (a)	750	645
CNO Financial Group, Inc.
4.50%, 5/30/20	250	261
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	253
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	725	748
DuPont Fabros Technology LP
5.63%, 6/15/23	350	374
Equinix, Inc.
5.38%, 5/15/27	200	214
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)(e)	600	594
HUB International Ltd.
7.88%, 10/1/21 (a)	550	575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.75%, 2/1/24	550	575
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	500	484
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.25%, 1/15/18	750	749
Iron Mountain, Inc.
6.00%, 10/1/20 (a)	250	259
iStar, Inc.
6.50%, 7/1/21	500	525
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	750	825
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	650	652
KCG Holdings, Inc.
6.88%, 3/15/20 (a)	500	518
Kennedy-Wilson, Inc.
5.88%, 4/1/24	250	259
MGIC Investment Corp.
5.75%, 8/15/23	400	432
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 3/1/24	250	273
NewStar Financial, Inc.
7.25%, 5/1/20	400	411
Post Holdings, Inc.
5.00%, 8/15/26 (a)	200	200
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	750	771
Radian Group, Inc.
7.00%, 3/15/21	375	421
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	350	364
Starwood Property Trust, Inc.
5.00%, 12/15/21 (a)	250	261
USIS Merger Sub, Inc.
6.88%, 5/1/25 (a)	725	739
Valvoline, Inc.
5.50%, 7/15/24 (a)	200	212
		12,594
Industrials (16.7%)
Apex Tool Group LLC
7.00%, 2/1/21 (a)	500	468

ARD Finance SA
7.13%, 9/15/23 (b)	600	642
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	753	730
Belden, Inc.
5.25%, 7/15/24 (a)	500	520
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 3/15/24 (a)	750	782
Builders FirstSource, Inc.
5.63%, 9/1/24 (a)	250	261
BWAY Holding Co.
7.25%, 4/15/25 (a)	750	763
CEVA Group PLC
4.00%, 5/1/18 (a)	750	724
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	750	774
Coveris Holdings SA
7.88%, 11/1/19 (a)	650	644
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	750	786
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	750	702
Eagle Materials, Inc.
4.50%, 8/1/26	250	257
EnPro Industries, Inc.,
5.88%, 9/15/22 (a)	200	210
5.88%, 9/15/22	352	369
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	250	261
Flexi-Van Leasing, Inc.
7.88%, 8/15/18 (a)	750	746
GCP Applied Technologies, Inc.
9.50%, 2/1/23 (a)	500	570
Gibraltar Industries, Inc.
6.25%, 2/1/21	361	374
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.38%, 12/15/23 (a)	600	654
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	350	368
Koppers, Inc.
6.00%, 2/15/25 (a)	500	533
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	500	511
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	625	634
MasTec, Inc.
4.88%, 3/15/23	500	501
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(b)	784	772
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	350	350
Novelis Corp.
5.88%, 9/30/26 (a)	225	232
Park Aerospace Holdings Ltd.
5.25%, 8/15/22 (a)	250	262
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	350	363
SAExploration Holdings, Inc.
10.00%, 4/14/19 (a)(b)	1,127	735
SBA Communications Corp.
4.88%, 9/1/24	300	306

Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	511
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	526
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	344
Techniplas LLC
10.00%, 5/1/20 (a)	750	649
The Kenan Advantage Group, Inc.
7.88%, 7/31/23 (a)	750	791
Tutor Perini Corp.
6.88%, 5/1/25 (a)	200	211
US Concrete, Inc.,
6.38%, 6/1/24	400	424
6.38%, 6/1/24 (a)	350	371
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	350	366
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	750	776
		21,773
Technology (3.7%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	600	611
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(b)	500	502
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	200	205
DynCorp International, Inc.
11.88%, 11/30/20 (b)	753	779
First Data Corp.
7.00%, 12/1/23 (a)	350	375
Harland Clarke Holdings Corp.
6.88%, 3/1/20 (a)	700	724
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	500	517
RP Crown Parent LLC
7.38%, 10/15/24 (a)	500	521
Western Digital Corp.
7.38%, 4/1/23 (a)	500	551
		4,785
Utilities (1.2%)
DPL, Inc.
6.75%, 10/1/19	250	263
Dynegy, Inc.
7.38%, 11/1/22	750	742
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	500	521
		1,526
		118,615
Sovereign (0.6%)
Shape Technologies Group, Inc.
7.63%, 2/1/20 (a)	770	803

Variable Rate Senior Loan Interests (8.3%)
Consumer, Cyclical (2.9%)
BJ’s Wholesale Club, Inc.,
2nd Lien Term
8.71%, 1/27/25	1,000	972
Checkers Drive-In Restaurants,
Term Loan
5.41%, 4/25/24	800	799
Commercial Vehicle Group, Inc.,
Term B
7.23%, 4/12/23	650	655
Neiman Marcus Group, Inc.,
Term Loan
4.34%, 10/25/20	496	374
Sesac Holdco II, LLC,
2nd Lien Term
8.37%, 2/24/25	1,000	1,002
		3,802
Energy (0.7%)
Gavilan Resources, LLC,
2nd Lien Term
7.08%, 3/1/24	1,000	957

Industrials (4.1%)
American Bath Group, LLC,
Term B
6.55%, 9/30/23	995	1,008
Associated Asphalt Partners LLC,
Term B
6.48%, 4/5/24	1,000	1,016
Commercial Barge Line Co.,
1st Lien Term
9.98%, 11/12/20	469	409
Coveris Holdings SA,
Term B
4.69%, 5/8/19	297	296
Gruden Acquisition, Inc.,
1st Lien Term
6.05%, 8/18/22	493	481
Harsco Corp.,
Term B
6.25%, 11/2/23	398	404
Kemet Corp.,
Term B
7.17%, 4/28/24	1,000	1,005
SAExploration Holdings, Inc.,
Term Loan
10.00%, 6/28/23	750	743
		5,362
Technology (0.6%)
Solera, LLC,
Term B
4.48%, 3/3/23	746	749
		10,870
Total Fixed Income Securities (Cost $128,740)		130,288

	Shares	Value (000)
Common Stocks (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Gilsonite Co. (c)(f)(g) (acquisition cost - $-; acquired 3/30/17)	500	177

Machinery (0.1%)
Iracore International Holdings, Inc., Class A (c)(f)(h)	470	79

Semiconductors & Semiconductor Equipment (0.1%)
UC Holdings, Inc. (c)(f)	2,826	75

Trading Companies & Distributors (0.0%)
Emeco Holdings Ltd. (Australia) (f)	430,643	35
Total Common Stocks (Cost $179)		366

Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc., Equity Linked Notes, expires 9/23/20 (c)(f) (Cost $—)	2,802	20
Total Investments (100.2%) (Cost $128,919) (i)(j)		130,674
Liabilities in Excess of Other Assets (-0.2%)		(234)
Net Assets (100.0%)		$130,440

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Payment-in-kind security.
(c)	Security has been deemed illiquid at June 30, 2017.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
(e)	When-issued security.
(f)	Non-income producing security.
(g)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2017, amounts to $177,000 and represents 0.1% of net assets.

(h)

At June 30, 2017, the Fund held a fair valued security valued at $79,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(j)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,596,000 and the aggregate gross unrealized depreciation is approximately $2,841,000, resulting in net unrealized appreciation of approximately $1,755,000.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	18.5%
Industrials	16.7
Consumer, Non-Cyclical	15.8
Energy	13.6
Other*	10.6
Finance	9.6
Variable Rate Senior Loan Interests	8.3
Communications	6.9
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.3%)
Agency Adjustable Rate Mortgages (1.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.93%, 3/1/37	$719	$758
2.94%, 6/1/38	403	425
2.95%, 7/1/38	536	566
3.01%, 1/1/36	494	520
		2,269
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.3%)
Safina Ltd.
2.00%, 12/30/23	561	556

Agency Fixed Rate Mortgages (1.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	500	531
6.50%, 9/1/19 — 4/1/24	2	2
7.50%, 11/1/19 — 5/1/35	34	40
8.00%, 8/1/32	20	24
8.50%, 8/1/31	20	25
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 — 7/1/24	752	794
5.00%, 12/1/23 — 12/1/24	433	458
6.00%, 9/1/37	94	106
6.50%, 2/1/28 — 10/1/32	258	286
7.00%, 7/1/29 — 3/1/37	310	350
7.50%, 8/1/37	46	56
8.00%, 4/1/33	85	103
8.50%, 10/1/32	37	45
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	154	174
8.50%, 7/15/30	87	98
		3,092
Asset-Backed Securities (15.7%)
Ally Auto Receivables Trust
1.47%, 4/15/20	650	650
AMSR Trust
2.61%, 11/17/33 (a)(b)	600	604
Bayview Opportunity Master Fund IVb Trust,
3.50%, 1/28/55 (a)(b)	392	402
3.60%, 1/28/32 (a)	567	568
BMW Vehicle Lease Trust
1.98%, 5/20/20	775	778
CAM Mortgage Trust
4.00%, 1/15/56 (a)	261	264
CLUB Credit Trust
2.39%, 4/17/23 (a)	420	420
Colony American Homes,
2.36%, 5/17/31 (a)(b)	379	382
4.01%, 5/17/31 (a)(b)	550	555
4.17%, 7/17/32 (a)(b)	600	605

4.42%, 7/17/31 (a)(b)	448	452
Conn Funding II LP
2.73%, 5/15/20 (a)	292	293
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,176
GCAT LLC
3.23%, 5/25/22 (a)	575	575
GMAT Trust
4.25%, 9/25/20 (a)	314	314
Green Tree Agency Advance Funding Trust I
2.38%, 10/15/48 (a)	600	598
Invitation Homes Trust,
2.56%, 6/17/32 (a)(b)	389	393
3.74%, 8/17/32 (a)(b)	666	672
4.15%, 6/17/32 (a)(b)	600	608
Lehman Manufactured Housing Asset-Backed
6.64%, 7/15/28	172	176
Mariner Finance Issuance Trust
3.62%, 2/20/29 (a)	550	555
Marlette Funding Trust
2.83%, 3/15/24 (a)	472	474
Nationstar HECM Loan Trust,
2.24%, 6/25/26 (a)(b)	198	201
2.88%, 11/25/25 (a)	58	58
2.94%, 5/25/27 (a)	600	600
2.98%, 2/25/26 (a)(b)	187	187
4.11%, 11/25/25 (a)	500	500
Nissan Auto Lease Trust
1.91%, 4/15/20	670	669
North Carolina State Education Assistance Authority
1.96%, 7/25/25 (b)	386	387
NRZ Excess Spread-Collateralized Notes
5.68%, 7/25/21 (a)	537	537
Ocwen Master Advance Receivables Trust
2.72%, 8/16/49 (a)	600	599
Panhandle-Plains Higher Education Authority, Inc.
2.10%, 7/1/24 (b)	99	99
PennyMac LLC
4.00%, 3/25/55 (a)	324	326
Pretium Mortgage Credit Partners LLC,
3.25%, 3/28/57 (a)	474	476
3.50%, 10/27/31 — 4/29/32(a)	868	873
PRPM LLC
4.00%, 9/27/21 (a)	310	311
RMAT LLC
4.83%, 6/25/35 (a)	209	210
SBA Small Business Investment Cos.
2.25%, 9/10/22	535	534
Skopos Auto Receivables Trust
5.43%, 12/15/23 (a)	517	522
SPS Servicer Advance Receivables Trust
2.53%, 11/16/48 (a)	700	694
Stanwich Mortgage Loan Co., LLC
3.60%, 3/16/22 (a)	430	430
Sunset Mortgage Loan Co., LLC
3.50%, 6/16/47 (a)	590	591
Towd Point Mortgage Trust
2.75%, 4/25/57 (a)(b)	197	199
Verizon Owner Trust,
1.68%, 5/20/21 (a)	610	609
2.06%, 9/20/21 (a)	375	377

Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (a)	398	398
VOLT LIV LLC
3.63%, 2/25/47 (a)	328	329
VOLT LIX LLC
3.25%, 5/25/47 (a)	418	420
VOLT LV LLC
3.50%, 3/25/47 (a)	562	564
VOLT LVI LLC
3.50%, 3/25/47 (a)	550	553
VOLT LX LLC
3.25%, 4/25/59 (a)	500	501
VOLT LXI LLC
3.13%, 6/25/47 (a)	600	600
VOLT NPL X LLC,
3.38%, 10/26/54 (a)	586	589
4.75%, 10/26/54 (a)	282	284
VOLT XIX LLC
5.00%, 4/25/55 (a)	200	201
VOLT XXII LLC
4.25%, 2/25/55 (a)	199	200
VOLT XXXIII LLC
4.25%, 3/25/55 (a)	347	347
		26,489
Collateralized Mortgage Obligations - Agency Collateral Series (3.4%)
Federal Home Loan Mortgage Corporation,
1.44%, 1/25/19	177	177
1.56%, 10/25/18	100	100
1.62%, 9/25/18	244	244
1.78%, 10/25/20	365	365
1.88%, 5/25/19	843	846
2.06%, 10/25/20	443	445
2.09%, 3/25/19	265	267
2.26%, 10/25/20	210	211
2.30%, 9/25/18	320	322
2.32%, 10/25/18	281	284
3.03%, 10/25/20 (b)	483	499
REMIC
7.50%, 9/15/29	652	757
Federal National Mortgage Association,
1.22%, 6/25/18 (b)	155	155
1.55%, 4/25/18	232	232
1.63%, 2/25/18	188	188
2.17%, 9/25/19 (b)	587	592
		5,684
Commercial Mortgage-Backed Securities (1.5%)
BLCP Hotel Trust
2.11%, 8/15/29 (a)(b)	459	459
CDGJ Commercial Mortgage Trust
2.56%, 12/15/27 (a)(b)	339	339
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (a)	157	158
Cosmopolitan Hotel Trust
2.56%, 11/15/33 (a)(b)	533	538
Hudsons Bay Simon JV Trust
2.66%, 8/5/34 (a)(b)	185	185
JP Morgan Chase Commercial Mortgage Securities Trust
2.14%, 7/15/31 (a)(b)	98	98

TRU Trust
3.38%, 11/15/30 (a)(b)	427	428
Velocity Commercial Capital Loan Trust
3.02%, 10/25/46 (b)	311	315
		2,520
Corporate Bonds (64.7%)
Finance (30.0%)
ABN Amro Bank N.V.,
2.10%, 1/18/19 (a)	1,175	1,178
2.50%, 10/30/18 (a)	630	635
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	425
2.25%, 8/15/19	675	681
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	789
Bank of Montreal,
MTN
1.50%, 7/18/19	375	372
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	530
Bank of Nova Scotia (The)
1.95%, 1/15/19	725	727
BB&T Corp.,
MTN
2.25%, 2/1/19	580	584
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	501
BNP Paribas SA,
MTN
2.70%, 8/20/18	1,560	1,578
BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	653
BPCE SA,
MTN
2.25%, 1/27/20	600	601
Branch Banking & Trust Co.
2.10%, 1/15/20	1,000	1,004
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,011
Citibank NA
2.10%, 6/12/20	830	831
Citigroup, Inc.,
2.05%, 6/7/19	1,100	1,101
2.45%, 1/10/20	475	478
Commonwealth Bank of Australia,
1.38%, 9/6/18 (a)	900	896
2.50%, 9/20/18	600	605
Compass Bank
1.85%, 9/29/17	600	600
Credit Agricole SA
2.13%, 4/17/18 (a)	775	777
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	655
Danske Bank A/S
1.65%, 9/6/19 (a)	1,700	1,685

DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	652
Discover Bank
2.00%, 2/21/18	665	666
ERP Operating LP
2.38%, 7/1/19	550	554
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	860	863
2.63%, 1/31/19	790	798
HSBC USA, Inc.,
1.63%, 1/16/18	725	725
2.25%, 6/23/19	659	662
ING Bank N.V.
2.05%, 8/17/18 (a)	1,075	1,077
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	358
Jackson National Life Global Funding,
1.88%, 10/15/18 (a)	275	276
2.20%, 1/30/20 (a)	550	550
JPMorgan Chase & Co.,
1.85%, 3/22/19	1,170	1,169
2.20%, 10/22/19	325	326
KeyBank NA
1.60%, 8/22/19	300	298
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	502
Macquarie Bank Ltd.,
2.35%, 1/15/19 (a)	725	728
2.60%, 6/24/19 (a)	605	610
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	561
MassMutual Global Funding II
1.55%, 10/11/19 (a)	1,140	1,128
Metropolitan Life Global Funding I,
1.35%, 9/14/18 (a)	1,120	1,116
2.00%, 4/14/20 (a)	550	549
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	646
National Australia Bank Ltd.
1.38%, 7/12/19	1,220	1,206
National Bank of Canada
2.15%, 6/12/20	1,230	1,228
New York Life Global Funding
1.55%, 11/2/18 (a)	375	374
Nordea Bank AB,
1.63%, 9/30/19 (a)	900	893
1.88%, 9/17/18 (a)	800	801
PNC Bank NA
1.95%, 3/4/19	875	877
Principal Life Global Funding II
2.15%, 1/10/20 (a)	1,425	1,427
Protective Life Global Funding,
1.72%, 4/15/19 (a)	700	695
2.70%, 11/25/20 (a)	525	529
QBE Insurance Group Ltd.
2.40%, 5/1/18 (a)	200	200
Santander Holdings USA, Inc.
2.70%, 5/24/19	675	680
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	203
Skandinaviska Enskilda Banken AB,

1.75%, 3/19/18 (a)	380	380
2.30%, 3/11/20	530	532
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	400	400
2.45%, 1/10/19	630	636
Suncorp-Metway Ltd.
2.10%, 5/3/19 (a)	275	275
Swedbank AB
1.75%, 3/12/18 (a)	305	305
Synchrony Financial
3.00%, 8/15/19	800	812
Toronto-Dominion Bank (The),
MTN
1.95%, 1/22/19	575	578
UBS AG,
MTN
2.38%, 8/14/19	925	934
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	511
US Bank NA
2.00%, 1/24/20	500	502
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	605
Wells Fargo & Co.
2.15%, 1/15/19	360	362
Westpac Banking Corp.,
1.65%, 5/13/19	625	622
1.95%, 11/23/18	375	376
		50,654
Industrials (32.2%)
Abbott Laboratories
2.35%, 11/22/19	860	867
AbbVie, Inc.
2.50%, 5/14/20	575	582
Allergan Funding SCS
3.00%, 3/12/20	835	853
American Honda Finance Corp.,
MTN
1.20%, 7/12/19	530	525
2.45%, 9/24/20	550	558
Amgen, Inc.
2.20%, 5/22/19	790	795
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/19	775	777
AstraZeneca PLC
1.75%, 11/16/18	1,495	1,497
AT&T, Inc.
2.45%, 6/30/20	1,225	1,232
AutoZone, Inc.
1.63%, 4/21/19	740	736
Baidu, Inc.
3.25%, 8/6/18	225	228
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	456
Baxalta, Inc.
2.88%, 6/23/20	550	559
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	605

Becton Dickinson and Co.
2.68%, 12/15/19	300	304
Biogen, Inc.
2.90%, 9/15/20	525	536
BMW US Capital LLC,
1.50%, 4/11/19 (a)	700	697
2.15%, 4/6/20 (a)	400	402
Boston Scientific Corp.
2.65%, 10/1/18	570	575
BP Capital Markets PLC
2.32%, 2/13/20	400	404
Cardinal Health, Inc.
1.95%, 6/14/19	725	726
Caterpillar Financial Services Corp.,
MTN
1.35%, 5/18/19	790	784
1.80%, 11/13/18	300	301
CBS Corp.
2.30%, 8/15/19	625	629
Celgene Corp.,
2.13%, 8/15/18	755	758
2.88%, 8/15/20	525	537
Chevron Corp.
1.99%, 3/3/20	1,260	1,264
CVS Health Corp.
1.90%, 7/20/18	550	552
Daimler Finance North America LLC,
1.50%, 7/5/19 (a)	500	495
2.30%, 1/6/20 (a)	325	326
2.38%, 8/1/18 (a)	750	755
Danone SA
1.69%, 10/30/19 (a)	875	868
Delta Air Lines, Inc.
2.88%, 3/13/20	575	583
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	701
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19	825	831
EI du Pont de Nemours & Co.
2.20%, 5/1/20	700	704
EMD Finance LLC
2.40%, 3/19/20 (a)	575	579
Energy Transfer LP
2.50%, 6/15/18	575	578
Enterprise Products Operating LLC
2.55%, 10/15/19	325	328
Ford Motor Credit Co., LLC,
2.26%, 3/28/19	450	451
2.68%, 1/9/20	725	730
5.00%, 5/15/18	395	405
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	611
Gilead Sciences, Inc.
2.55%, 9/1/20	500	507
Goldcorp, Inc.
2.13%, 3/15/18	520	521
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	240	240
Hyundai Capital America,
2.00%, 3/19/18 (a)	350	350
2.50%, 3/18/19 (a)	775	778

2.55%, 4/3/20 (a)	175	175
2.60%, 3/19/20 (a)	325	326
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	340
JM Smucker Co. (The)
2.50%, 3/15/20	225	227
John Deere Capital Corp.,
MTN
1.95%, 1/8/19	1,590	1,597
Kinder Morgan, Inc.
3.05%, 12/1/19	650	662
Kroger Co. (The)
2.00%, 1/15/19	750	750
Lockheed Martin Corp.,
1.85%, 11/23/18	555	556
2.50%, 11/23/20	225	228
Marathon Petroleum Corp.
2.70%, 12/14/18	725	731
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	554
McKesson Corp.
2.28%, 3/15/19	790	795
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	180
Medtronic, Inc.
2.50%, 3/15/20	550	558
Microsoft Corp.
1.85%, 2/6/20	775	777
Molson Coors Brewing Co.
1.45%, 7/15/19	775	766
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (a)	575	576
2.35%, 3/4/19 (a)	570	573
2.65%, 9/26/18 (a)	720	727
Novartis Capital Corp.
1.80%, 2/14/20	475	476
Orange SA
2.75%, 2/6/19	625	633
Reynolds American, Inc.
2.30%, 6/12/18	525	527
Rockwell Collins, Inc.
1.95%, 7/15/19	800	802
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	126
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	582
Shell International Finance BV
1.38%, 9/12/19	700	695
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (a)	900	889
2.15%, 5/27/20 (a)	550	553
Southwest Airlines Co.
2.75%, 11/6/19	600	610
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 7/20/18	810	808
Thomson Reuters Corp.
1.65%, 9/29/17	150	150
Time Warner Cable LLC
6.75%, 7/1/18	400	419

Toyota Motor Credit Corp.,
MTN
1.40%, 5/20/19	625	621
TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	799
Tyson Foods, Inc.
2.65%, 8/15/19	600	608
Union Pacific Corp.
2.25%, 6/19/20	550	554
United Technologies Corp.
1.90%, 5/4/20	800	802
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,267
Vodafone Group PLC
1.50%, 2/19/18	750	750
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	552
		54,401
Utilities (2.5%)
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	225	223
DTE Energy Co.
1.50%, 10/1/19	425	419
Engie SA
1.63%, 10/10/17 (a)	650	650
Eversource Energy
1.45%, 5/1/18	525	524
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	202
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	247
Sempra Energy
2.40%, 3/15/20	600	603
Southern Co. (The)
2.15%, 9/1/19	725	726
Southern Power Co.,
Series D
1.95%, 12/15/19	675	673
		4,267
		109,322
Mortgages - Other (2.6%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	182	186
Fannie Mae Connecticut Avenue Securities,
2.52%, 4/25/29 — 7/25/29(b)	1,293	1,308
2.67%, 1/25/29 (b)	284	288
3.42%, 10/25/28 (b)	300	304
Freddie Mac Structured Agency Credit Risk Debt Notes,
2.12%, 10/25/27 (b)	93	94
2.32%, 12/25/28 (b)	495	497
2.42%, 10/25/29 (b)	297	302
2.47%, 10/25/28 (b)	90	90
2.67%, 7/25/28 (b)	213	214
2.97%, 9/25/28 (b)	177	178
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 — 8/25/55 (a)(b)	508	525

Sequoia Mortgage Trust
1.83%, 8/20/34 (b)	396	377
		4,363
Sovereign (0.6%)
Korea Development Bank (The),
1.50%, 1/22/18	690	689
1.65%, 2/27/20 (b)	320	320
		1,009
U.S. Agency Security (1.4%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,294
Total Fixed Income Securities (Cost $156,981)		157,598

	Shares	Value (000)
Short-Term Investments (6.3%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $4,869)	4,868,656	4,869

	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
1.19%, 4/26/18 (d)(e) (Cost $1,337)	$1,350	1,337

Certificates of Deposit (0.9%)
International Bank (0.9%)
Credit Suisse AG
2.03%, 9/12/17	760	761
Sumitomo Mitsui Trust Bank Ltd.
1.50%, 7/20/17	825	825
Total Certificates of Deposit (Cost $1,585)		1,586

Commercial Paper (1.7%)
Computer Technology (1.0%)
HP, Inc.
1.51%, 7/25/17 (f)	1,700	1,698

International Bank (0.7%)
Natixis NY
1.43%, 2/22/18 (f)	1,100	1,090
Total Commercial Paper (Cost $2,788)		2,788
Total Short-Term Investments (Cost $10,579)		10,580
Total Investments (99.6%) (Cost $167,560) (g)(h)(i)		168,178
Other Assets in Excess of Liabilities (0.4%)		691
Net Assets (100.0%)		$168,869

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at June 30, 2017.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	The rates shown are the effective yields at the date of purchase.
(g)	Securities are available for collateral in connection with open futures contracts.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $894,000 and the aggregate gross unrealized depreciation is approximately $276,000, resulting in net unrealized appreciation of approximately $618,000.

MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 2 yr. Note	191	$(41,277)	Sep-17	$42
U.S. Treasury 5 yr. Note	35	(4,124)	Sep-17	10
				$52

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	32.3%
Finance	30.1
Asset-Backed Securities	15.8
Other*	15.5
Short-Term Investments	6.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contracts with an underlying face amount of approximately $45,401,000 with total unrealized appreciation of approximately $52,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.0%)
Asset-Backed Securities (11.8%)
Bear Stearns Asset-Backed Securities I Trust,
1.57%, 5/25/37 (a)	$97	$64
BNC Mortgage Loan Trust,
1.38%, 3/25/37 (a)	100	79
Carrington Mortgage Loan Trust,
1.44%, 1/25/37 (a)	100	74
Countrywide Asset-Backed Certificates,
4.82%, 7/25/36	127	107
Credit Suisse First Boston Mortgage Securities Corp.,
1.84%, 1/25/32 (a)	56	53
CWABS Asset-Backed Certificates Trust,
4.61%, 10/25/46 (a)	91	65
Ellington Loan Acquisition Trust,
2.32%, 5/25/37 (a)(b)	100	96
GSAA Home Equity Trust,
6.00%, 11/25/36	30	19
GSAMP Trust,
1.54%, 3/25/46 (a)	100	90
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	14	14
Mastr Asset-Backed Securities Trust,
1.27%, 8/25/36 (a)	72	36
1.46%, 8/25/36 (a)	70	36
Nationstar Home Equity Loan Trust,
1.47%, 4/25/37 (a)	100	99
Ownit Mortgage Loan Trust,
1.49%, 3/25/37 (a)	61	52
RAMP Trust,
1.54%, 11/25/35 (a)	57	50
RMAT LLC,
4.83%, 6/25/35 (b)	38	38
Truman Capital Mortgage Loan Trust,
2.92%, 1/25/34 (a)(b)	64	63
3.99%, 11/25/31 (a)(b)	57	58
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	99	99
		1,192
Collateralized Mortgage Obligation - Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.81%, 8/20/58 (a)	479	13

Commercial Mortgage-Backed Securities (4.0%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	81
GS Mortgage Securities Trust,
4.47%, 2/10/48 (a)(b)	100	79
HILT Mortgage Trust,
4.91%, 7/15/29 (a)(b)	100	96
JPMBB Commercial Mortgage Securities Trust,
3.98%, 2/15/48 (a)(b)	100	80

Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (a)	75		66
			402
Corporate Bonds (42.0%)
Finance (18.6%)
ABN Amro Bank N.V.,
6.38%, 4/27/21	EUR	100	139
Ally Financial, Inc.,
4.13%, 3/30/20	$25		26
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)	EUR	100	142
Banco Santander SA,
6.25%, 3/12/19 (a)(c)	100		118
Bank of America Corp.,
MTN
4.25%, 10/22/26	$50		52
BNP Paribas SA,
3.80%, 1/10/24 (b)	250		261
BPCE SA,
5.15%, 7/21/24 (b)	200		214
Capital One Financial Corp.,
2.50%, 5/12/20	25		25
Citigroup, Inc.,
5.50%, 9/13/25	75		83
Colony NorthStar, Inc.,
5.00%, 4/15/23	25		26
Commonwealth Bank of Australia,
1.75%, 11/7/19 (b)	25		25
Cooperatieve Rabobank UA,
2.50%, 5/26/26 (a)	EUR	100	120
Discover Financial Services,
3.95%, 11/6/24	$25		25
KCG Holdings, Inc.,
6.88%, 3/15/20 (b)	25		26
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25		26
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	66
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)	100		136
Nationwide Building Society,
4.13%, 3/20/23 (a)	100		117
Shutterfly, Inc.,
0.25%, 5/15/18	$25		25
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	25		25
Starwood Property Trust, Inc.,
4.55%, 3/1/18	50		54
Synchrony Financial,
2.60%, 1/15/19	25		25
Vonovia Finance BV,
4.00%, 12/17/21 (a)(c)	EUR	100	123
			1,879
Industrials (23.4%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	$5		5
Akamai Technologies, Inc.,
0.00%, 2/15/19	50		49

Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20		50	51
Apex Tool Group LLC,
7.00%, 2/1/21 (b)		25	23
Aramark Services, Inc.,
4.75%, 6/1/26		25	26
AT&T, Inc.,
4.50%, 3/9/48		6	6
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23		25	25
Ball Corp.,
4.00%, 11/15/23		25	26
CalAtlantic Group, Inc.,
0.25%, 6/1/19		50	48
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		50	54
Constellium N.V.,
4.63%, 5/15/21	EUR	100	114
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18	$25		26
Crown Castle International Corp.,
5.25%, 1/15/23		25	28
CSC Holdings LLC,
5.25%, 6/1/24		25	26
Ctrip.com International Ltd.,
1.25%, 9/15/22 (b)		25	27
Delta Air Lines, Inc.,
2.88%, 3/13/20		25	25
DexCom, Inc.,
0.75%, 5/15/22 (b)		25	26
DISH DBS Corp.,
5.00%, 3/15/23		25	26
Dollar Tree, Inc.,
5.75%, 3/1/23		25	27
Energy Transfer LP,
2.50%, 6/15/18		75	75
First Data Corp.,
5.38%, 8/15/23 (b)		25	26
General Motors Financial Co., Inc.,
4.30%, 7/13/25		50	51
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23		25	25
Gray Television, Inc.,
5.13%, 10/15/24 (b)		25	25
Hanesbrands, Inc.,
4.63%, 5/15/24 (b)		9	9
4.88%, 5/15/26 (b)		16	16
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)		25	26
HCA, Inc.,
4.75%, 5/1/23		25	27
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)		15	14
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23		25	24
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)		25	26
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	26

Lamar Media Corp.,
5.00%, 5/1/23		25	26
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26 (b)		25	26
Lear Corp.,
5.25%, 1/15/25		50	53
Lions Gate Entertainment Corp.,
5.88%, 11/1/24 (b)		25	26
Live Nation Entertainment, Inc.,
2.50%, 5/15/19		25	29
Lundin Mining Corp.,
7.50%, 11/1/20 (b)		25	26
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)		25	22
MasTec, Inc.,
4.88%, 3/15/23		25	25
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		25	25
MGM Resorts International,
6.00%, 3/15/23		25	28
Michael Baker International LLC/CDL Acquisition Co., Inc.,
8.25%, 10/15/18 (b)		25	25
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)		25	26
MPLX LP,
4.00%, 2/15/25		25	25
MSCI, Inc.,
4.75%, 8/1/26 (b)		9	9
Nuance Communications, Inc.,
1.00%, 12/15/35		25	24
ON Semiconductor Corp.,
1.00%, 12/1/20		50	52
PetSmart, Inc.,
7.13%, 3/15/23 (b)		25	22
Playa Resorts Holding BV,
8.00%, 8/15/20 (b)		5	5
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	25
QUALCOMM, Inc.,
1.85%, 5/20/19		25	25
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		25	25
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		25	26
SBA Communications Corp.,
4.88%, 9/1/24		25	26
Select Medical Corp.,
6.38%, 6/1/21		50	52
Shell International Finance BV,
1.38%, 9/12/19		50	50
Solvay Finance SA,
5.12%, 6/2/21 (a)(c)	EUR	100	128
Sprint Communications, Inc.,
6.00%, 11/15/22	$25		27
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	53
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (b)		25	25

Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	131
Tesla, Inc.,
0.25%, 3/1/19	$25		29
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		25	25
3.15%, 10/1/26		25	24
THC Escrow Corp. III,
5.13%, 5/1/25 (b)		25	25
The Kenan Advantage Group, Inc.,
7.88%, 7/31/23 (b)		25	26
TMS International Corp.,
7.63%, 10/15/21 (b)		10	10
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	21
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	24
Viavi Solutions, Inc.,
0.63%, 8/15/33		25	28
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	25
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)		25	26
			2,364
			4,243
Mortgages - Other (10.6%)
Alternative Loan Trust,
3.52%, 3/25/35 (a)		78	73
PAC
1.67%, 10/25/36 (a)		61	37
Banc of America Alternative Loan Trust,
1.67%, 11/25/36 (a)		50	35
5.71%, 10/25/36 (a)		94	58
Bear Stearns Structured Products, Inc. Trust,
3.42%, 1/26/36 (a)		32	29
Bear Stearns Trust,
3.13%, 2/25/36 (a)		45	39
3.23%, 4/25/35 (a)		46	38
3.42%, 3/25/36 (a)		142	111
Citigroup Mortgage Loan Trust,
3.33%, 6/25/36 (a)		35	29
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36		18	17
Grifonas Finance PLC,
0.04%, 8/28/39 (a)	EUR	47	47
GSR Mortgage Loan Trust,
3.91%, 12/25/34 (a)	$81		79
HarborView Mortgage Loan Trust,
1.40%, 1/19/38 (a)		30	28
IndyMac INDX Mortgage Loan Trust,
3.08%, 12/25/34 (a)		42	40
JP Morgan Mortgage Trust,
3.47%, 6/25/37 (a)		37	36
Lehman Mortgage Trust,
6.00%, 7/25/36 – 6/25/37		128	100
Luminent Mortgage Trust,
1.45%, 5/25/37 (a)		99	82
Lusitano Mortgages No. 5 PLC,
0.00%, 7/15/59 (a)	EUR	47	47

MASTR Alternative Loan Trust,
6.25%, 7/25/36	$41		36
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)	103		109
			1,070
Sovereign (18.5%)
Australia Government Bond,
2.75%, 11/21/27	AUD	70	54
3.25%, 4/21/25	90		73
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 – 1/1/25	BRL	1,440	411
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	40	50
4.25%, 11/4/25	40		52
Hungary Government International Bond,
5.38%, 3/25/24	$80		90
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	55	64
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	5,700	293
6.50%, 6/10/21	3,500		192
Petroleos Mexicanos,
6.50%, 3/13/27 (b)	$60		65
Portugal Obrigacoes do Tesouro OT,
4.13%, 4/14/27 (b)	EUR	115	144
5.65%, 2/15/24 (b)	40		56
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	5,900	97
Spain Government Bond,
0.40%, 4/30/22	EUR	150	172
Turkey Government Bond,
7.10%, 3/8/23	TRY	200	49
			1,862
U.S. Treasury Securities (9.0%)
U.S. Treasury Bond,
2.50%, 2/15/45	$200		187
U.S. Treasury Notes,
0.38%, 1/15/27	111		109
1.75%, 4/30/22	100		99
2.13%, 5/15/25	520		517
			912
Total Fixed Income Securities (Cost $9,384)			9,694

	Shares	Value (000)
Short-Term Investments (2.9%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $252)	252,461	252

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
1.19%, 4/26/18 (e)(f) (Cost $38)	$38	38
Total Short-Term Investments (Cost $290)		290
Total Investments (98.9%) (Cost $9,674) (g)(h)(i)		9,984
Other Assets in Excess of Liabilities (1.1%)		108
Net Assets (100.0%)		$10,092

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at June 30, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $416,000 and the aggregate gross unrealized depreciation is approximately $106,000, resulting in net unrealized appreciation of approximately $310,000.

IO	Interest Only.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2017:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	368			$273		7/7/17	$(10)
Australia and New Zealand Banking Group	EUR	1,715			$1,930		7/7/17	(29)
Australia and New Zealand Banking Group	JPY	5,548			$50		7/7/17	1
Goldman Sachs International	CAD	—	@		$—	@	7/7/17	(—@	)
Goldman Sachs International		$150		PLN	561		7/7/17	1
HSBC Bank PLC	EUR	45			$50		7/7/17	(1)
HSBC Bank PLC	GBP	39		EUR	45		7/7/17	—	@
HSBC Bank PLC		$50		GBP	39		7/7/17	—	@
HSBC Bank PLC		$6		MXN	115		7/7/17	—	@
JPMorgan Chase Bank NA	BRL	538			$165		7/7/17	3
JPMorgan Chase Bank NA	BRL	289			$87		7/7/17	(—@	)
JPMorgan Chase Bank NA	MXN	185			$10		7/7/17	(—@	)
JPMorgan Chase Bank NA	MYR	215			$50		7/7/17	(—@	)
JPMorgan Chase Bank NA	RUB	5,848			$102		7/7/17	3
JPMorgan Chase Bank NA		$250		BRL	827		7/7/17	(—@	)
JPMorgan Chase Bank NA		$50		INR	3,205		7/7/17	—	@
JPMorgan Chase Bank NA		$50		MYR	215		7/7/17	(—@	)
JPMorgan Chase Bank NA		$98		RUB	5,848		7/7/17	1
State Street Bank and Trust Co.	INR	3,205			$50		7/7/17	—	@
UBS AG	EUR	45		SEK	440		7/7/17	1
UBS AG	EUR	20			$23		7/7/17	(—@	)
UBS AG	MXN	7,660			$409		7/7/17	(13)
UBS AG	SEK	865			$99		7/7/17	(4)
UBS AG		$6		EUR	5		7/7/17	—	@
UBS AG		$2		EUR	2		7/7/17	—	@
UBS AG		$67		EUR	60		7/7/17	1
UBS AG		$151		SEK	1,308		7/7/17	5
JPMorgan Chase Bank NA	BRL	827			$248		8/4/17	—	@
JPMorgan Chase Bank NA	RUB	5,848			$97		8/4/17	(1)
JPMorgan Chase Bank NA		$21		BRL	70		8/4/17	(—@	)
								$(42)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
German Euro BOBL (Germany)	4	$(602)	Sep-17	$6
German Euro Bund (Germany)	4	(740)	Sep-17	11
U.S. Treasury 10 yr. Note (United States)	7	(879)	Sep-17	1
U.S. Treasury 10 yr. Ultra Long Bond (United States)	8	(1,078)	Sep-17	(2)

U.S. Treasury 2 yr. Note (United States)	2	(432)	Sep-17	—	@
U.S. Treasury 5 yr. Note (United States)	10	(1,178)	Sep-17	1
U.S. Treasury Ultra Bond (United States)	1	(166)	Sep-17	(4)
				$13

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Deutsche Bank AG CMBX.NA.BB.60	Sell	$13	5.00%	5/11/63	$— @	$(2)	$(2)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	20	5.00	5/11/63	(—@ )	(4)	(4)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	200	3.00	5/11/63	(13)	(10)	(23)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	27	3.00	5/11/63	(1)	(2)	(3)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	64	3.00	5/11/63	(2)	(5)	(7)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	109	3.00	5/11/63	(5)	(8)	(13)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.26	Buy	198	5.00	6/20/21	(9)	(7)	(16)	NR
		$631			$(30)	$(38)	$(68)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28%	12/8/26	$160	$(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	110	(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	12/8/46	22	(—@ )
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46	50	(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	5/23/47	40	1
						$(4)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee

JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TRY	—	Turkish Lira

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	23.7%
Finance	18.8
Sovereign	18.7
Asset-Backed Securities	11.9
Mortgages - Other	10.7
U.S. Treasury Securities	9.1
Other**	7.1
Total Investments	100.0	%***

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include open short futures contracts with an underlying face amount of approximately $5,075,000 with net unrealized appreciation of approximately $13,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $42,000 and does not include open swap agreements with net unrealized depreciation of approximately $42,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (2.1%)
Domestic Bank (0.5%)
Citibank NA
1.42%, 12/14/17	$21,000	$21,002

International Banks (1.6%)
KBC Bank N.V.
1.36%, 9/14/17	75,000	74,781
Total Certificates of Deposit (Cost $95,795)		95,783

Commercial Paper (a) (11.6%)
Computer Technology (1.0%)
HP, Inc.
1.53%, 7/27/17	45,000	44,962

Diversified Financial Services (2.0%)
Agence Centrale Organismes
1.40%, 10/23/17	50,000	49,801
Tyco International Holding SARL
1.40%, 7/5/17	45,000	44,991
		94,792
Domestic Banks (0.7%)
Toronto Dominion Holding
1.31%, 9/25/17 (b)	25,000	24,926
Western Union Co.
1.40%, 7/5/17	9,000	8,998
		33,924
Hospitality (1.0%)
Marriott International
1.50%, 7/26/17	45,000	44,952
Insurance (0.1%)
Metlife Short Term Funding LLC
1.31%, 9/25/17	7,000	6,979
International Banks (4.9%)
Banque Et Caisse,
1.43%, 1/4/18	20,000	19,860
1.45%, 1/12/18	16,000	15,882
1.45%, 1/18/18	17,000	16,870
1.45%, 1/23/18	41,000	40,678
Erste Abwicklungsanstalt
1.36%, 12/15/17	26,000	25,841
Nationwide Building Society,
1.37%, 7/24/17	18,800	18,783
Suncorp-Metway Ltd.,
1.32%, 8/8/17	23,600	23,567
1.35%, 7/24/17	7,000	6,994
1.36%, 7/18/17	10,000	9,994
1.36%, 8/15/17	10,000	9,983
1.37%, 7/19/17	4,000	3,997
1.37%, 7/31/17	4,000	3,995
1.37%, 8/23/17 (b)	17,500	17,466

1.39%, 8/1/17	5,000	4,994
1.46%, 9/6/17	10,000	9,975
		228,879
Transportation (0.9%)
Ryder System, Inc.,
1.44%, 7/28/17	45,000	44,948

Wireless Telecom Services (1.0%)
Comcast Corp.
1.36%, 7/20/17	45,000	44,964
Total Commercial Paper (Cost $544,373)		544,400

Corporate Bonds (0.6%)
International Banks (0.6%)
Mizuho Bank Ltd.
1.70%, 9/25/17 (b)	12,525	12,532
Sumitomo Mitsui Banking Corp.
1.80%, 7/18/17	17,000	17,003
Total Corporate Bonds (Cost $29,530)		29,535

Floating Rate Notes (55.2%)
Automobiles (3.6%)
Toyota Motor Credit Corp.,
1.36%, 2/13/18	50,000	49,997
1.41%, 3/15/18	50,000	49,993
1.60%, 7/28/17	10,000	10,004
Toyota Motor Finance Netherlands
1.42%, 2/22/18	60,000	60,000
		169,994
Diversified Financial Services (0.6%)
Collateralized Commercial Paper II Co., LLC
1.41%, 12/27/17 (b)	30,000	30,006

Domestic Banks (6.9%)
Bank of America NA,
1.45%, 11/17/17	25,000	25,000
1.56%, 10/16/17	15,000	15,000
HSBC Bank USA NA,
1.33%, 5/11/18	25,000	25,009
1.50%, 2/1/18	10,000	10,017
1.62%, 10/11/17	25,000	25,031
1.72%, 8/4/17	13,214	13,221
ING US Funding LLC,
1.55%, 1/26/18	50,000	50,044
1.57%, 8/7/17	15,000	15,008
Mizuho Securities USA LLC,
1.59%, 2/16/18	25,000	24,999
1.62%, 1/22/18	35,000	34,999
1.66%, 10/11/17	35,000	35,001
Toronto Dominion Holding
1.73%, 11/20/17	25,000	25,044
Wells Fargo Bank NA,
1.53%, 11/16/17	10,000	10,012
1.76%, 1/24/18	15,000	15,032
		323,417

International Banks (44.1%)
ANZ New Zealand International Ltd.,
1.41%, 5/21/18 (b)	40,000	40,010
1.44%, 6/21/18 (b)	125,000	125,043
1.65%, 7/14/17 (b)	5,000	5,001
ASB Finance Ltd. London,
1.44%, 6/21/18 (b)	50,000	50,017
1.57%, 9/6/17 (b)	6,500	6,506
1.62%, 2/15/18 (b)	25,000	25,052
1.65%, 7/17/17 (b)	10,000	10,002
Banco del Estado de Chile
1.48%, 9/25/17	25,000	25,013
Bank of Montreal,
1.66%, 1/11/18	15,000	15,033
1.78%, 12/11/17	16,600	16,636
Bank of Nova Scotia,
1.54%, 8/1/17 (b)	15,000	15,007
1.61%, 12/19/17	25,000	25,033
1.72%, 10/26/17	9,250	9,265
Barclays Bank PLC,
1.70%, 2/20/18	15,000	15,000
1.70%, 7/31/17	20,000	20,011
BNP Paribas SA
1.58%, 3/27/18	50,000	50,071
BNZ International Funding Ltd.,
1.40%, 6/14/18 (b)	80,000	80,015
1.70%, 8/23/17 (b)	5,000	5,004
Canadian Imperial Bank of Commerce,
1.55%, 2/2/18 (b)	25,000	25,053
1.66%, 7/20/17 (b)	15,000	15,004
Commonwealth Bank of Australia,
1.49%, 11/3/17 (b)	4,536	4,540
1.49%, 9/8/17 (b)	6,050	6,053
1.56%, 10/12/17 (b)	10,000	10,011
1.59%, 12/8/17 (b)	17,000	17,024
1.59%, 2/23/18 (b)	20,000	20,037
1.64%, 3/12/18 (b)	1,550	1,553
1.73%, 1/12/18 (b)	39,700	39,796
1.81%, 7/18/17 (b)	10,000	10,003
Credit Suisse AG,
1.31%, 10/20/17	29,000	29,007
1.52%, 11/20/17	35,000	35,014
1.84%, 7/10/17	15,000	15,003
1.98%, 8/24/17	16,305	16,324
2.03%, 9/12/17	73,500	73,618
DZ Bank AG
1.53%, 7/11/17 (b)	15,000	15,002
Erste Abwicklungsanstalt
1.44%, 10/27/17 (b)	37,000	37,016
HSBC Bank PLC,
1.53%, 7/5/17 (b)	8,500	8,500
1.54%, 3/20/18 (b)	25,000	25,039
1.61%, 2/9/18 (b)	25,000	25,063
Lloyds Bank PLC
1.42%, 4/26/18	50,000	50,062
Mizuho Bank Ltd.,
1.48%, 9/7/17	20,000	20,014
1.94%, 12/12/17	10,300	10,326
1.94%, 3/26/18 (b)	29,000	29,090
2.01%, 10/12/17	40,000	40,092
National Australia Bank Ltd.,

1.43%, 3/1/18 (b)	50,000	50,072
1.52%, 3/27/18 (b)	30,000	30,033
1.60%, 1/4/18 (b)	10,000	10,021
1.61%, 2/21/18 (b)	20,000	20,035
1.72%, 11/17/17 (b)	10,000	10,016
Natixis NY,
1.49%, 5/18/18	75,000	75,062
1.98%, 9/25/17	8,500	8,513
Nordea Bank Finland PLC
1.44%, 7/28/17	20,000	20,004
Oversea-Chinese Banking Corp.
1.35%, 11/21/17	25,000	25,004
Royal Bank of Canada,
1.42%, 10/13/17	12,900	12,909
1.53%, 3/20/18	30,000	30,031
1.68%, 10/24/17	9,000	9,011
Skandinaviska Enskilda Banken AB
1.49%, 7/3/17	10,000	10,000
Sumitomo Mitsui Banking Corp.,
1.47%, 10/24/17	25,000	25,010
1.48%, 7/11/17	10,340	10,340
1.69%, 7/5/17	25,000	25,002
Sumitomo Mitsui Trust Bank Ltd.,
1.98%, 9/20/17	25,595	25,633
2.00%, 9/18/17	4,700	4,707
Svenska Handelsbanken AB,
1.43%, 8/1/17	12,824	12,827
1.48%, 8/7/17	25,000	25,011
Toronto Dominion Bank,
1.42%, 3/5/18	20,000	20,024
1.48%, 1/10/18	5,000	5,007
1.50%, 11/6/17	20,000	20,024
1.54%, 3/20/18	25,000	25,029
1.56%, 10/17/17	10,000	10,012
1.61%, 2/21/18	20,000	20,031
1.64%, 1/10/18	20,000	20,044
1.65%, 1/16/18	20,000	20,043
1.68%, 8/15/17	6,770	6,775
UBS AG,
1.44%, 11/16/17	14,000	14,020
1.46%, 5/21/18	75,000	75,038
1.56%, 8/14/17	6,860	6,862
1.59%, 11/6/17	40,000	40,053
2.00%, 3/26/18	80,350	80,721
Westpac Banking Corp.,
1.53%, 3/15/18 (b)	30,000	30,040
1.54%, 2/9/18 (b)	20,000	20,041
1.57%, 12/1/17	17,774	17,795
1.58%, 2/16/18 (b)	10,000	10,019
1.61%, 1/8/18 (b)	15,000	15,034
1.63%, 11/2/17 (b)	7,000	7,011
1.69%, 1/26/18 (b)	23,000	23,049
1.73%, 9/28/17	28,000	28,032
Westpac Securities NZ Ltd.
1.47%, 7/31/17 (b)	10,000	10,002
		2,079,910
Total Floating Rate Notes (Cost $2,601,429)		2,603,327

Repurchase Agreements (29.3%)
ABN Amro Securities LLC, (1.26%, dated 6/30/17, due 7/3/17; proceeds $88,009; fully collateralized by various Corporate Bonds, 0.00% - 8.88% due 12/15/17 - 8/31/64 and a U.S. Government agency, 4.00% due 8/20/46; valued at $92,385)	88,000	88,000
Bank of Montreal, (1.26%, dated 6/30/17, due 7/3/17; proceeds $190,020; fully collateralized by various Corporate Bonds; 1.30% - 11.50% due 12/15/17 - 9/15/29; valued at $199,559)	190,000	190,000
HSBC Securities USA, Inc., (1.26%, dated 6/30/17, due 7/3/17; proceeds $1,000; fully collateralized by a Corporate Bond, 3.50% due 5/15/23; valued at $1,052)	1,000	1,000
HSBC Securities USA, Inc., (1.36%, dated 6/30/17, due 7/3/17; proceeds $100,011; fully collateralized by various Corporate Bonds; 2.00% - 12.00% due 11/1/18 - 3/15/29; valued at $106,002)	100,000	100,000
ING Financial Markets LLC, (1.39%, dated 6/30/17, due 7/3/17; proceeds $30,003; fully collateralized by various Corporate Bonds; 5.25% - 10.00% due 4/1/19 - 2/28/57; valued at $33,990)	30,000	30,000
JP Morgan Securities LLC, (1.78%, dated 4/20/17, due 1/22/18; proceeds $172,323; fully collateralized by various Corporate Bonds; 4.60% - 12.50% due 8/15/17 -10/1/40; valued at $180,204) (Demand 10/20/17)	170,000	170,000
Merrill Lynch Pierce Fenner & Smith, (1.35%, dated 6/28/17, due 7/5/17; proceeds $40,011; fully collateralized by a U.S. Government obligation, 7.00% due 2/15/24; valued at $40,797)	40,000	40,000
Merrill Lynch Pierce Fenner & Smith, (1.72%, dated 5/10/17, due 11/22/17; proceeds $126,168; fully collateralized by various U.S. Government obligations, 5.75% - 7.50% due 5/15/38 - 11/15/44; valued at $127,732) (Demand 8/21/17)	125,000	125,000
Merrill Lynch Pierce Fenner & Smith, (1.72%, dated 5/25/17, due 11/22/17; proceeds $25,216; fully collateralized by various Convertible Bonds 2.00% - 2.55% due 9/15/32 - 6/1/36, a U.S. Government obligation 7.88% due 2/15/24 and various Preferred Stocks; valued at $25,696) (Demand 8/21/17)	25,000	25,000
Mizuho Securities USA, Inc., (1.26%, dated 6/30/17, due 7/3/17; proceeds $24,003; fully collateralized by various Common Stocks and various Preferred Stocks; valued at $25,200)	24,000	24,000
Pershing LLC, (1.37%, dated 6/30/17, due 7/3/17; proceeds $200,023; fully collateralized by various Corporate Bonds; 0.00% - 10.13% due 12/28/17 — 1/15/87 (c); valued at $210,887)	200,000	200,000
Scotia Capital USA, Inc., (1.36%, dated 6/30/17, due 7/3/17; proceeds $184,021; fully collateralized by various Corporate Bonds; 0.00% - 5.00% due 12/15/17 - 2/15/22; valued at $195,094)	184,000	184,000
Wells Fargo Securities LLC, (1.31%, dated 6/30/17, due 7/3/17; proceeds $70,008; fully collateralized by various Common Stocks and Preferred Stocks; valued at $73,500)	70,000	70,000
Wells Fargo Securities LLC, (1.57%, dated 4/25/17, due 7/21/17; proceeds $45,171; fully collateralized by a Corporate Bond, 4.50% due 5/1/19; valued at $47,711)	45,000	45,000
Wells Fargo Securities LLC, (1.57%, dated 5/3/17, due 7/21/17; proceeds $15,052; fully collateralized by various Corporate Bonds; 4.00% - 4.50% due 12/15/19 - 12/15/21; valued at $15,901)	15,000	15,000
Wells Fargo Securities LLC, (1.57%, dated 5/16/17, due 7/21/17; proceeds $20,058; fully collateralized by various Corporate Bonds; 3.00% - 4.00% due 4/15/19 - 6/15/20; valued at $21,194)	20,000	20,000
Wells Fargo Securities LLC, (1.70%, dated 6/23/17, due 9/21/17; proceeds $56,238; fully collateralized by various Corporate Bonds; 3.00% - 4.00% due 3/15/18 - 1/15/23; valued at $59,274)	56,000	56,000
Total Repurchase Agreements (Cost $1,383,000)		1,383,000

Time Deposit (0.8%)
International Bank (0.8%)
Skandinaviska Enskilda Banken AB
1.06%, 7/3/17 (Cost $37,000)	37,000	37,000
Total Investments (99.6%) (Cost $4,691,127) (d)(e)		4,693,045
Other Assets in Excess of Liabilities (0.4%)		20,830
Net Assets (100.0%)		$4,713,875

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,978,000 and the aggregate gross unrealized depreciation is approximately $60,000, resulting in net unrealized appreciation of approximately $1,918,000.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	55.5%
Repurchase Agreements	29.5
Commercial Paper	11.6
Other*	3.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • June 30, 2017 (unaudited)

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the” Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$252	$—		$252
Agency Fixed Rate Mortgages	—	9,496	—		9,496
Asset-Backed Security	—	360	—		360
Collateralized Mortgage Obligations - Agency Collateral Series	—	177	—		177
Commercial Mortgage-Backed Securities	—	3,571	—		3,571
Corporate Bonds	—	35,498	—		35,498
Mortgages - Other	—	1,885	—		1,885
Sovereign	—	86,096	—		86,096
U.S. Treasury Securities	—	14,962	—		14,962
Total Fixed Income Securities	—	152,297	—		152,297
Common Stocks
Aerospace & Defense	1,121	—	—		1,121
Air Freight & Logistics	590	—	—		590
Airlines	164	—	—		164
Auto Components	1,360	—	—		1,360
Automobiles	4,582	—	—		4,582
Banks	22,105	—	—		22,105
Beverages	4,296	—	—		4,296
Biotechnology	3,710	—	—		3,710
Building Products	2,716	—	—		2,716
Capital Markets	4,081	—	—		4,081
Chemicals	4,136	—	—		4,136
Commercial Services & Supplies	934	—	—		934
Communications Equipment	880	—	—		880
Construction & Engineering	3,567	—	—		3,567
Construction Materials	884	—	—		884
Consumer Finance	3,222	—	—		3,222
Containers & Packaging	237	—	—		237
Distributors	9	—	—		9
Diversified Consumer Services	29	—	—		29
Diversified Financial Services	995	—	—		995
Diversified Telecommunication Services	4,714	711	—		5,425
Electric Utilities	3,752	—	—		3,752
Electrical Equipment	1,369	—	—		1,369
Electronic Equipment, Instruments & Components	1,255	—	—		1,255
Energy Equipment & Services	634	—	—	†	634 †
Equity Real Estate Investment Trusts (REITs)	2,261	—	—		2,261
Food & Staples Retailing	4,356	—	—		4,356
Food Products	4,027	—	—		4,027
Gas Utilities	406	—	—		406
Health Care Equipment & Supplies	3,831	—	—		3,831
Health Care Providers & Services	3,588	—	—		3,588
Health Care Technology	120	—	—		120
Hotels, Restaurants & Leisure	2,917	—	—		2,917
Household Durables	1,006	—	—		1,006
Household Products	3,201	—	—		3,201
Independent Power and Renewable Electricity Producers	124	—	—		124
Industrial Conglomerates	2,323	—	—		2,323
Information Technology Services	3,980	—	—		3,980
Insurance	5,154	—	—		5,154
Internet & Direct Marketing Retail	1,054	—	—		1,054
Internet Software & Services	1,126	—	—		1,126
Leisure Products	25	—	—		25
Life Sciences Tools & Services	813	—	—		813
Machinery	3,273	—	—		3,273
Marine	232	—	—		232
Media	3,792	—	—		3,792
Metals & Mining	3,477	— @	—		3,477
Multi-Line Retail	323	—	—		323
Multi-Utilities	2,241	—	—		2,241
Oil, Gas & Consumable Fuels	7,006	— @	—		7,006
Paper & Forest Products	485	—	—		485
Personal Products	2,301	—	—		2,301
Pharmaceuticals	11,674	—	—		11,674
Professional Services	2,989	—	—		2,989
Real Estate Management & Development	1,528	—	—		1,528
Road & Rail	2,731	—	—		2,731
Semiconductors & Semiconductor Equipment	1,987	—	—	@	1,987
Software	2,918	—	—		2,918
Specialty Retail	1,504	—	—		1,504
Tech Hardware, Storage & Peripherals	2,775	—	—		2,775
Textiles, Apparel & Luxury Goods	2,185	—	—		2,185
Thrifts & Mortgage Finance	15	—	—		15
Tobacco	3,341	—	—		3,341
Trading Companies & Distributors	1,417	—	—		1,417
Transportation Infrastructure	1,949	—	—		1,949
Water Utilities	146	—	—		146
Wireless Telecommunication Services	1,838	—	—		1,838
Total Common Stocks	173,781	711	—	@†	174,492 †
Short-Term Investments
Investment Company	15,510	—	—		15,510
U.S. Treasury Security	—	2,839	—		2,839
Total Short-Term Investments	15,510	2,839	—		18,349
Foreign Currency Forward Exchange Contracts	—	2,593	—		2,593
Futures Contracts	826	—	—		826
Interest Rate Swap Agreements	—	564	—		564
Total Return Swap Agreements	—	115	—		115
Total Assets	190,117	159,119	—	@†	349,236 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,058)	—		(3,058)
Futures Contracts	(491)	—	—		(491)
Interest Rate Swap Agreements	—	(122)	—		(122)
Total Return Swap Agreements	—	(453)	—		(453)
Total Liabilities	(491)	(3,633)	—		(4,124)
Total	$189,626	$155,486	$—	@†	$345,112 †

@    Value is less than $500.

†      Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of  June 30, 2017, securities with a total value of approximately $711,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2016 were valued using other significant observable inputs at June 30, 2017.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stocks (000)		Warrants (000)
Beginning Balance	$—	@†	$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	(125)		(—@	)
Change in unrealized appreciation (depreciation)	125		—	@
Realized gains (losses)	—		—
Ending Balance	$—	@†	$—

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017
	$ (—@	)	$—

@            Value is less than $500.

†                 Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—		$584	$—		$584
Commercial Mortgage-Backed Securities	—		234	—		234
Corporate Bonds	—		1,571	—		1,571
Sovereign	—		4,756	—		4,756
U.S. Treasury Securities	—		902	—		902
Total Fixed Income Securities	—		8,047	—		8,047
Common Stocks
Aerospace & Defense	25		—	—		25
Air Freight & Logistics	6		—	—		6
Airlines	1		—	—		1
Auto Components	18		—	—		18
Automobiles	86		—	—		86
Banks	560		—	—		560
Beverages	124		—	—		124
Biotechnology	85		—	—		85
Building Products	86		—	—		86
Capital Markets	71		—	—		71
Chemicals	40		—	—		40
Commercial Services & Supplies	15		—	—		15
Communications Equipment	4		—	—		4
Construction & Engineering	142		—	—		142
Construction Materials	39		—	—		39
Consumer Finance	128		—	—		128
Containers & Packaging	2		—	—		2
Diversified Financial Services	2		—	—		2
Diversified Telecommunication Services	147		—	—		147
Electric Utilities	164		—	—		164
Electrical Equipment	24		—	—		24
Electronic Equipment, Instruments & Components	—	@	—	—		— @
Energy Equipment & Services	—	@	—	—		— @
Equity Real Estate Investment Trusts (REITs)	682		—	—		682
Food & Staples Retailing	87		—	—		87
Food Products	72		—	—		72
Gas Utilities	52		—	—		52
Health Care Equipment & Supplies	86		—	—		86
Health Care Providers & Services	45		—	—		45
Health Care Technology	1		—	—		1
Hotels, Restaurants & Leisure	69		—	—		69
Household Durables	3		—	—		3
Household Products	88		—	—		88
Independent Power and Renewable Electricity Producers	1		—	—		1
Industrial Conglomerates	31		—	—		31
Information Technology Services	96		—	—		96
Insurance	81		—	—		81
Internet & Direct Marketing Retail	1		—	—		1
Internet Software & Services	1		—	—		1
Life Sciences Tools & Services	10		—	—		10
Machinery	4		—	—		4
Marine	3		—	—		3
Media	89		—	—		89
Metals & Mining	72		—	—		72
Multi-Line Retail	2		—	—		2
Multi-Utilities	139		—	—		139
Oil, Gas & Consumable Fuels	338		—	—		338
Paper & Forest Products	4		—	—		4
Personal Products	34		—	—		34
Pharmaceuticals	328		—	—		328
Professional Services	109		—	—		109
Real Estate Management & Development	200		—	—		200
Road & Rail	30		—	—		30
Semiconductors & Semiconductor Equipment	11		—	—	@	11
Software	15		—	—		15
Specialty Retail	7		—	—		7
Tech Hardware, Storage & Peripherals	2		—	—		2
Textiles, Apparel & Luxury Goods	38		—	—		38
Tobacco	99		—	—		99
Trading Companies & Distributors	19		—	—		19
Transportation Infrastructure	168		—	—		168
Water Utilities	46		—	—		46
Wireless Telecommunication Services	15		—	—		15
Total Common Stocks	4,947		—	—	@	4,947
Investment Companies	1,296		—	—		1,296
Rights	—		— @	—		— @
Short-Term Investments
Investment Company	782		—	—		782
U.S. Treasury Security	—		378	—		378
Total Short-Term Investments	782		378	—		1,160
Foreign Currency Forward Exchange Contracts	—		103	—		103
Futures Contracts	32		—	—		32
Credit Default Swap Agreements	—		6	—		6
Interest Rate Swap Agreements	—		1	—		1
Total Return Swap Agreements	—		5	—		5
Total Assets	7,057		8,540	—	@	15,597
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(110)	—		(110)
Futures Contracts	(24)		—	—		(24)
Interest Rate Swap Agreements	—		(3)	—		(3)
Total Return Swap Agreements	—		(21)	—		(21)
Total Liabilities	(24)		(134)	—		(158)
Total	$7,033		$8,406	$—	@	$15,439

@            Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Multi-Asset Income	Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$ (—@	)

@             Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$22,889	$—	$—	$22,889
Automobiles	9,514	—	—	9,514
Biotechnology	7,596	—	—	7,596
Capital Markets	47,543	—	—	47,543
Consumer Finance	6,145	—	—	6,145
Electronic Equipment, Instruments & Components	3,072	—	—	3,072
Health Care Equipment & Supplies	41,056	—	—	41,056
Health Care Technology	77,608	—	—	77,608
Hotels, Restaurants & Leisure	13,934	—	—	13,934
Information Technology Services	24,987	—	—	24,987
Internet & Direct Marketing Retail	31,820	—	—	31,820
Internet Software & Services	92,242	—	12,021	104,263
Life Sciences Tools & Services	42,532	—	—	42,532
Multi-Line Retail	14,361	—	—	14,361
Professional Services	47,435	—	—	47,435
Software	106,909	—	—	106,909
Textiles, Apparel & Luxury Goods	7,229	—	—	7,229
Total Common Stocks	596,872	—	12,021	608,893
Call Option Purchased	—	59	—	59
Short-Term Investments
Investment Company	48,741	—	—	48,741
Repurchase Agreements	—	6,317	—	6,317
Total Short-Term Investments	48,741	6,317	—	55,058
Total Assets	$645,613	$6,376	$12,021	$664,010

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Convertible Preferred Stock (000)	Preferred Stock (000)
Beginning Balance	$68,563	$5,031	$29,549
Purchases	—	—	—
Sales	(31,271)	(3,001)	(34,924)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(22,634)	(1,666)	(16,542)
Realized gains (losses)	(2,637)	(364)	21,917
Ending Balance	$12,021	$—	$—

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$(5,843)	$—	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at June 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Internet Software & Services

Common Stock	$12,021	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.5	x	12.1	x	5.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$198	$—	$198
Agency Fixed Rate Mortgages	—	59,256	—	59,256
Asset-Backed Securities	—	21,215	—	21,215
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,916	—	4,916
Commercial Mortgage-Backed Securities	—	21,163	—	21,163
Corporate Bonds	—	93,498	—	93,498
Mortgages - Other	—	19,802	—	19,802
Municipal Bonds	—	2,423	—	2,423
Sovereign	—	19,455	—	19,455
U.S. Agency Security	—	2,058	—	2,058
U.S. Treasury Securities	—	26,465	—	26,465
Total Fixed Income Securities	—	270,449	—	270,449
Short-Term Investments
Investment Company	39,491	—	—	39,491
U.S. Treasury Security	—	680	—	680
Total Short-Term Investments	39,491	680	—	40,171
Foreign Currency Forward Exchange Contracts	—	223	—	223
Futures Contracts	419	—	—	419
Interest Rate Swap Agreement	—	58	—	58
Total Assets	39,910	271,410	—	311,320
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(366)	—	(366)
Futures Contracts	(92)	—	—	(92)
Credit Default Swap Agreements	—	(90)	—	(90)
Interest Rate Swap Agreements	—	(69)	—	(69)
Total Liabilities	(92)	(525)	—	(617)
Total	$39,818	$270,885	$—	$310,703

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$273	$—	$273
Corporate Bonds	—	43,774	—	43,774
Sovereign	—	201	—	201
Total Fixed Income Securities	—	44,248	—	44,248
Short-Term Investments
Investment Company	1,789	—	—	1,789
U.S. Treasury Security	—	356	—	356
Total Short-Term Investments	1,789	356	—	2,145
Futures Contracts	57	—	—	57
Total Assets	1,846	44,604	—	46,450
Liabilities:
Futures Contract	(6)	—	—	(6)
Credit Default Swap Agreement	—	(7)	—	(7)
Interest Rate Swap Agreement	—	(13)	—	(13)
Total Liabilities	(6)	(20)	—	(26)
Total	$1,840	$44,584	$—	$46,424

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$118,615	$—	$118,615
Sovereign	—	803	—	803
Variable Rate Senior Loan Interests	—	10,870	—	10,870
Total Fixed Income Securities	—	130,288	—	130,288
Common Stocks
Equity Real Estate Investment Trusts (REITs)	—	177	—	177
Machinery	—	—	79	79
Semiconductors & Semiconductor Equipment	—	75	—	75
Trading Companies & Distributors	35	—	—	35
Total Common Stocks	35	252	79	366
Participation Note	—	20	—	20
Total Assets	$35	$130,560	$79	$130,674

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, securities with a total value of approximately $20,000 transferred from Level 3 to Level 2. Securities that were valued using significant unobservable inputs at September 30, 2016 were valued using other significant observable inputs at June 30, 2017.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

High Yield	Common Stock (000)	Corporate Bond (000)		Participation Note (000)
Beginning Balance	$—	$—	†	$—	†
Purchases	80	—		—
Sales	—	—		—
Amortization of discount	—	2		—
Transfers in	—	—		—
Transfers out	—	—		(20)
Corporate actions	—	—		—
Change in unrealized appreciation (depreciation)	(1)	95		20
Realized gains (losses)	—	(97)		—
Ending Balance	$79	$—		$—

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$(1)	$—		$20

†                               Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017.

High Yield	Fair Value at June 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Machinery

Common Stock	$79	Market Comparable Companies	Enterprise Value/EBITDA	2.4	x	15.2	x	6.4	x	Increase

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,269	$—	$2,269
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	556	—	556
Agency Fixed Rate Mortgages	—	3,092	—	3,092
Asset-Backed Securities	—	26,489	—	26,489
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,684	—	5,684
Commercial Mortgage-Backed Securities	—	2,520	—	2,520
Corporate Bonds	—	109,322	—	109,322
Mortgages - Other	—	4,363	—	4,363
Sovereign	—	1,009	—	1,009
U.S. Agency Security	—	2,294	—	2,294
Total Fixed Income Securities	—	157,598	—	157,598
Short-Term Investments
Investment Company	4,869	—	—	4,869
U.S. Treasury Security	—	1,337	—	1,337
Certificates of Deposit	—	1,586	—	1,586
Commercial Paper	—	2,788	—	2,788
Total Short-Term Investments	4,869	5,711	—	10,580
Futures Contracts	52	—	—	52
Total Assets	$4,921	$163,309	$—	$168,230

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,192	$—	$1,192
Collateralized Mortgage Obligation - Agency Collateral Series	—	13	—	13
Commercial Mortgage-Backed Securities	—	402	—	402
Corporate Bonds	—	4,243	—	4,243
Mortgages - Other	—	1,070	—	1,070
Sovereign	—	1,862	—	1,862
U.S. Treasury Securities	—	912	—	912
Total Fixed Income Securities	—	9,694	—	9,694
Short-Term Investments
Investment Company	252	—	—	252
U.S. Treasury Security	—	38	—	38
Total Short-Term Investments	252	38	—	290
Foreign Currency Forward Exchange Contracts	—	16	—	16
Futures Contracts	19	—	—	19
Interest Rate Swap Agreement	—	1	—	1
Total Assets	271	9,749	—	10,020
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(58)	—	(58)
Futures Contracts	(6)	—	—	(6)
Credit Default Swap Agreements	—	(38)	—	(38)
Interest Rate Swap Agreements	—	(5)	—	(5)
Total Liabilities	(6)	(101)	—	(107)
Total	$265	$9,648	$—	$9,913

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$95,783	$—	$95,783
Commercial Paper	—	544,400	—	544,400
Corporate Bonds	—	29,535	—	29,535
Floating Rate Notes	—	2,603,327	—	2,603,327
Repurchase Agreements	—	1,383,000	—	1,383,000
Time Deposit	—	37,000	—	37,000
Total Short-Term Investments	—	4,693,045	—	4,693,045
Total Assets	$—	$4,693,045	$—	$4,693,045

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2017